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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number        811-7736

                                   Janus Aspen Series
                  (Exact name of registrant as specified in charter)


                    151 Detroit Street, Denver, Colorado  80206
                (Address of principal executive offices) (Zip code)


      Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado  80206
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-333-3863


Date of fiscal year end: 12/31


Date of reporting period: 3/31/07


Item 1. Schedule of Investments.
---------------------------------

Janus Aspen Balanced Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 48.4%
Advertising Sales - 0.7%
           270,310    Lamar Advertising Co.                                                                          $   17,021,421
Aerospace and Defense - 0.3%
           746,280    BAE Systems PLC **                                                                                  6,755,393
Agricultural Chemicals - 3.0%
           132,320    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                             21,161,938
           155,010    Syngenta A.G.*                                                                                     29,658,745
           542,154    Syngenta A.G. (ADR)*                                                                               20,628,960
                                                                                                                         71,449,643
Audio and Video Products - 0.4%
           185,845    Sony Corp. (ADR) **                                                                                 9,383,314
Automotive - Cars and Light Trucks - 0.6%
           255,873    BMW A.G. **, #                                                                                     15,118,106
Beverages - Non-Alcoholic - 0.8%
           304,391    PepsiCo, Inc.                                                                                      19,347,092
Brewery - 0.5%
           169,185    Interbrew S.A. **                                                                                  12,215,564
Building Products - Air and Heating - 0.3%
           205,605    Daikin Industries, Ltd. **, #                                                                       7,153,602
Casino Hotels - 0.5%
           138,492    Harrah's Entertainment, Inc.                                                                       11,695,649
Computers - 1.0%
            92,945    Apple, Inc.*                                                                                        8,635,520
           373,735    Hewlett-Packard Co.                                                                                15,001,723
                                                                                                                         23,637,243
Computers - Memory Devices - 0.9%
         1,535,723    EMC Corp.*                                                                                         21,269,764
Cosmetics and Toiletries - 1.6%
           185,780    Avon Products, Inc.                                                                                 6,922,163
           490,855    Procter & Gamble Co.                                                                               31,002,402
                                                                                                                         37,924,565
Diversified Operations - 2.2%
         1,401,340    General Electric Co.                                                                               49,551,383
         2,736,000    Melco International Development, Ltd.                                                               4,923,294
                                                                                                                         54,474,677
Electronic Components - Semiconductors - 2.3%
            38,478    Samsung Electronics Company, Ltd.                                                                  23,026,269
         1,047,409    Texas Instruments, Inc.                                                                            31,527,011
                                                                                                                         54,553,280
Enterprise Software/Services - 0.8%
         1,145,225    Oracle Corp.*                                                                                      20,762,929
Finance - Consumer Loans - 1.0%
           562,610    SLM Corp.                                                                                          23,010,749
Finance - Credit Card - 1.1%
           473,838    American Express Co.                                                                               26,724,463
Finance - Investment Bankers/Brokers - 5.4%
         1,056,984    JP Morgan Chase & Co.                                                                              51,136,886
           742,245    Merrill Lynch & Company, Inc.                                                                      60,619,150
           293,450    UBS A.G. (U.S. Shares)                                                                             17,439,734
                                                                                                                        129,195,770
Finance - Mortgage Loan Banker - 0.9%
           401,830    Fannie Mae                                                                                         21,931,881
Food - Diversified - 0.6%
            37,745    Nestle S.A. #                                                                                      14,700,096
Hotels and Motels - 1.9%
           467,513    Marriott International, Inc. - Class A                                                             22,889,436
           367,307    Starwood Hotels & Resorts Worldwide, Inc.                                                          23,819,859
                                                                                                                         46,709,295
Industrial Automation and Robotics - 0.4%
           147,420    Rockwell Automation, Inc.                                                                           8,826,035
Machinery - General Industrial - 0.1%
         5,595,125    Shanghai Electric Group Company, Ltd.                                                               2,613,708
Medical - Biomedical and Genetic - 0.6%
           131,360    Amgen, Inc.*                                                                                        7,340,397
           144,155    Celgene Corp.*                                                                                      7,562,371
                                                                                                                         14,902,768
Medical - Drugs - 4.1%
           185,805    Merck & Company, Inc.                                                                               8,207,007
           130,795    Novartis A.G. (ADR)                                                                                 7,145,331
           186,915    Pfizer, Inc.                                                                                        4,721,473
           332,541    Roche Holding A.G. #                                                                               58,837,439
           227,972    Sanofi-Aventis **, #                                                                               19,825,241
                                                                                                                         98,736,491
Medical Products - 0.3%
            18,786    Nobel Biocare Holding A.G.                                                                          6,848,700
Multimedia - 0.6%
           250,815    News Corporation, Inc. - Class A                                                                    5,798,843
           564,410    Publishing & Broadcasting, Ltd.                                                                     9,064,791
                                                                                                                         14,863,634
Oil Companies - Exploration and Production - 1.2%
           580,575    EnCana Corp. (U.S. Shares)                                                                         29,394,512
Oil Companies - Integrated - 2.2%
           464,735    ConocoPhillips                                                                                     31,764,638
           103,343    Exxon Mobil Corp.                                                                                   7,797,229
           179,837    Suncor Energy, Inc.                                                                                13,684,435
                                                                                                                         53,246,302
Optical Supplies - 0.2%
            32,290    Alcon, Inc. (U.S. Shares)                                                                           4,256,468
Real Estate Operating/Development - 0.4%
         4,104,200    Guangzhou R&F Properties Company, Ltd. #                                                            9,139,704
Retail - Consumer Electronics - 0.3%
            82,220    Yamada Denki Company, Ltd. **                                                                       7,661,029
Retail - Drug Store - 0.7%
           517,360    CVS/Caremark Corp.                                                                                 17,662,670
Retail - Regional Department Stores - 1.4%
           747,254    Federated Department Stores, Inc.                                                                  33,663,793
Soap and Cleaning Preparations - 1.5%
           683,027    Reckitt Benckiser PLC **                                                                           35,564,662
Telecommunication Equipment - Fiber Optics - 0.6%
           616,506    Corning, Inc.*                                                                                     14,019,346
Therapeutics - 1.0%
           306,596    Gilead Sciences, Inc.*                                                                             23,454,594
Tobacco - 2.1%
           583,290    Altria Group, Inc.                                                                                 51,218,695
Transportation - Railroad - 1.7%
           647,306    Canadian National Railway Co. (U.S. Shares)                                                        28,572,087
           135,937    Union Pacific Corp.                                                                                13,804,402
                                                                                                                         42,376,489
Transportation - Services - 0.3%
            69,319    FedEx Corp.                                                                                         7,446,940
Web Portals/Internet Service Providers - 1.4%
            12,220    Google, Inc. - Class A*                                                                             5,598,715
           893,870    Yahoo!, Inc.*                                                                                      27,969,193
                                                                                                                         33,567,908
Wireless Equipment - 0.5%
           317,675    QUALCOMM, Inc.                                                                                     13,552,016
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $892,447,326)                                                                                1,168,050,960
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 6.2%
Automotive - Cars and Light Trucks - 0.1%
   $     2,070,000    General Motors Nova Financial Corp., 6.85%, company guaranteed notes, due 10/15/08                  2,057,063
Building - Residential and Commercial - 0.0%
         1,105,000    Beazer Homes USA, Inc., 6.875%, company guaranteed notes, due 7/15/15                                 986,213
Cable Television - 0.8%
         3,155,000    Comcast Corp., 5.66%, company guaranteed notes, due 7/14/09 +                                       3,159,338
         3,755,000    Comcast Corp., 6.50%, company guaranteed notes, due 1/15/17                                         3,963,031
         6,410,000    Comcast Corp., 6.45%, company guaranteed notes, due 3/15/37                                         6,417,306
           270,731    CSC Holdings, Inc., 7.11%, bank loan, due 3/29/13 +                                                   271,422
         1,132,471    CSC Holdings, Inc., 7.11%, bank loan, due 3/29/13 +                                                 1,135,359
         1,415,589    CSC Holdings, Inc., 7.11%, bank loan, due 3/29/13 +                                                 1,419,198
         2,098,610    CSC Holdings, Inc., 7.11%, bank loan, due 3/29/13 +                                                 2,103,962
                                                                                                                         18,469,616
Commercial Banks - 0.2%
         4,265,000    US Bank, 5.70%, subordinated notes, due 12/15/08                                                    4,304,746
Containers - Metal and Glass - 0.6%
         7,480,000    Owens-Brockway Glass Container, Inc., 8.875%, company guaranteed notes, due  2/15/09                7,629,600
         6,585,000    Owens-Illinois, Inc., 7.35%, senior notes, due 5/15/08                                              6,617,925
                                                                                                                         14,247,525
Diversified Financial Services - 0.1%
         2,835,000    General Electric Capital Corp., 6.75%, notes, due 3/15/32                                           3,212,146
Electric - Integrated - 0.4%
         2,020,000    CMS Energy Corp., 7.50%, senior notes, due 1/15/09                                                  2,073,025
         6,655,000    MidAmerican Energy Holdings Co., 3.50%, senior notes, due 5/15/08                                   6,530,445
           495,000    Pacific Gas and Electric Co., 3.60%, unsecured notes, due 3/1/09                                      481,835
         1,740,000    Pacific Gas and Electric Co., 4.20%, unsecured notes, due 3/1/11                                    1,684,532
                                                                                                                         10,769,837
Finance - Auto Loans - 0.8%
         3,460,000    Ford Motor Credit Co., 9.81%, notes, due 4/15/12 +                                                  3,668,268
         5,700,000    Ford Motor Credit Co., 8.00%, senior unsecured notes, due 12/15/16                                  5,484,785
         1,855,000    General Motors Acceptance Corp., 6.15%, bonds, due 4/5/07                                           1,855,035
         2,785,000    General Motors Acceptance Corp., 4.375%, notes, due 12/10/07                                        2,749,884
         4,860,000    General Motors Acceptance Corp., 7.25%, notes, due 3/2/11                                           4,886,817
                                                                                                                         18,644,789
Finance - Consumer Loans - 0.2%
         5,495,000    Household Finance Corp., 4.75%, notes, due 5/15/09                                                  5,447,732
Finance - Investment Bankers/Brokers - 1.0%
         7,814,000    Citigroup, Inc., 5.00%, subordinated notes, due 9/15/14                                             7,628,495
         8,015,000    Credit Suisse First Boston USA, Inc., 3.875%, notes, due 1/15/09                                    7,857,424
         5,720,000    JP Morgan Chase & Co., 3.80%, senior unsecured notes, due 10/2/09                                   5,550,574
                                                                                                                         21,036,493
Food - Diversified - 0.2%
         5,315,000    Kellogg Co., 2.875%, senior notes, due 6/1/08                                                       5,166,233
Independent Power Producer - 0.0%
         1,050,000    NRG Energy, Inc., 7.375%, company guaranteed notes, due 1/15/17                                     1,077,563
Medical - Hospitals - 0.2%
         2,364,075    HCA, Inc., 7.60%, bank loan, due 11/18/13 +                                                         2,385,635
         3,215,000    HCA, Inc., 9.25%, secured notes, due 11/15/16 (144A)                                                3,468,182
                                                                                                                          5,853,817
Non-Hazardous Waste Disposal - 0.1%
           513,223    Allied Waste Industries, Inc., 5.3219%, bank loan, due 1/15/12 +                                      515,574
           517,168    Allied Waste Industries, Inc., 7.06%, bank loan, due 3/28/14 +                                        518,999
           189,628    Allied Waste Industries, Inc., 7.10%, bank loan, due 3/28/14 +                                        190,300
           114,890    Allied Waste Industries, Inc., 7.11%, bank loan, due 3/28/14 +                                        115,296
           241,345    Allied Waste Industries, Inc., 7.12%, bank loan, due 3/28/14 +                                        242,199
           206,867    Allied Waste Industries, Inc., 7.15%, bank loan, due 3/28/14 +                                        207,599
                                                                                                                          1,789,967
Office Supplies and Forms - 0.1%
         1,915,000    Acco Brands Corp., 7.625%, company guaranteed notes, due 8/15/15                                    1,915,000
Oil Companies - Exploration and Production - 0.1%
         1,100,000    Sabine Pass LNG L.P., 7.25%, secured notes, due 11/30/13 (144A)                                     1,108,250
         1,200,000    Sabine Pass LNG L.P., 7.50%, secured notes, due 11/30/16 (144A)                                     1,209,000
                                                                                                                          2,317,250
Photo Equipment and Supplies - 0.1%
           937,955    Eastman Kodak Co., 7.57%, bank loan, due 10/18/12 +                                                   939,362
           949,155    Eastman Kodak Co., 7.57%, bank loan, due 10/18/12 +                                                   950,578
                                                                                                                          1,889,940
Pipelines - 0.1%
           564,000    Kinder Morgan Energy Partners L.P., 6.50%, senior unsecured notes, due  2/1/17                        562,456
           930,000    Kinder Morgan Energy Partners L.P., 6.00%, senior unsecured notes, due  2/1/37                        940,219
           745,000    Southern Natural Gas Co., 5.90%, notes, due 4/1/17 (144A)                                             744,995
                                                                                                                          2,247,670
Publishing - Periodicals - 0.1%
         2,484,773    Idearc, Inc., 7.35%, bank loan, due 11/17/14 +                                                      2,498,141
Rental Auto/Equipment - 0.1%
         2,963,176    Avis Budget Car Rental LLC, 6.61%, bank loan, due 4/19/12 +                                         2,958,228
Retail - Building Products - 0.1%
         2,065,000    Home Depot, Inc., 5.875%, senior unsecured notes, due 12/16/36                                      1,968,825
Retail - Major Department Stores - 0.1%
         3,530,000    May Department Stores Co., 4.80%, unsecured notes, due 7/15/09                                      3,494,778
Retail - Regional Department Stores - 0.1%
            22,772    Neiman Marcus Group, Inc., 7.34625%, bank loan, due 4/6/13 +                                           22,953
         1,525,734    Neiman Marcus Group, Inc., 7.34625%, bank loan, due 4/6/13 +                                        1,537,864
                                                                                                                          1,560,817
Telecommunication Services - 0.4%
         2,210,000    Embarq Corp., 7.082%, senior unsecured notes, due 6/1/16                                            2,253,194
         7,710,000    Verizon Global Funding Corp., 4.00%, senior unsecured notes, due 1/15/08                            7,631,065
                                                                                                                          9,884,259
Transportation - Railroad - 0.2%
         1,445,000    Canadian National Railway Co., 4.25%, notes, due 8/1/09                                             1,417,249
         3,050,000    Canadian National Railway Co., 6.25%, bonds, due 8/1/34                                             3,146,907
                                                                                                                          4,564,156
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $148,377,641)                                                                               148,362,804
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 1.2%
U.S. Government Agency - 1.2%
        11,792,671    Federal Home Loan Bank System, 5.27%, due 12/28/12                                                 11,863,615
         8,799,386    Freddie Mac, 5.75%, due 12/15/18                                                                    8,853,086
         7,233,570    Freddie Mac Reference REMIC, 5.50%, due 12/15/19                                                    7,250,464
------------------------------------------------------------------------------------------------------------------------------------
Total Mortgage Backed Securities (cost $27,883,255)                                                                      27,967,165
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.1%
Metal - Diversified - 0.1%
            22,415    Freeport-McMoRan Copper & Gold, Inc., convertible, 6.75% (cost $2,241,500)                          2,396,388
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 1.0%
$        4,705,000    Fannie Mae, 5.25%, due 12/3/07                                                                      4,706,355
         1,885,000    Fannie Mae, 2.50%, due 6/15/08                                                                      1,830,780
         3,120,000    Fannie Mae, 5.25%, due 1/15/09                                                                      3,138,321
           655,000    Fannie Mae, 6.375%, due 6/15/09                                                                       675,254
         5,122,000    Fannie Mae, 5.375%, due 11/15/11                                                                    5,235,498
         4,095,000    Freddie Mac, 5.75%, due 4/15/08                                                                     4,124,427
         1,665,000    Freddie Mac, 5.75%, due 3/15/09                                                                     1,691,573
         1,565,000    Freddie Mac, 7.00%, due 3/15/10                                                                     1,658,512
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $23,348,749)                                                                        23,060,720
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 22.4%
         8,537,832    U.S. Treasury Notes, 3.625%, due 1/15/08 CC ,#                                                      8,668,230
         3,496,000    U.S. Treasury Notes, 3.75%, due 5/15/08 #                                                           3,454,349
           116,000    U.S. Treasury Notes, 5.625%, due 5/15/08 #                                                            116,947
        41,986,000    U.S. Treasury Notes, 4.875%, due 5/31/08 #                                                         42,005,692
        14,433,000    U.S. Treasury Notes, 4.375%, due 11/15/08 #                                                        14,357,458
         5,326,000    U.S. Treasury Bonds, 4.75%, due 12/31/08 #                                                          5,333,073
        38,304,000    U.S. Treasury Bonds, 4.875%, due 1/31/09 #                                                         38,455,110
        19,756,000    U.S. Treasury Notes, 4.50%, due 2/15/09 #                                                          19,703,528
        15,547,000    U.S. Treasury Notes, 3.125%, due 4/15/09 #                                                         15,103,055
         1,905,000    U.S. Treasury Notes, 4.875%, due 5/15/09 #                                                          1,915,270
        16,419,000    U.S. Treasury Notes, 6.00%, due 8/15/09 #                                                          16,931,453
        10,771,000    U.S. Treasury Bonds, 4.625%, due 11/15/09 #                                                        10,787,404
        20,318,000    U.S. Treasury Notes, 4.00%, due 4/15/10 #                                                          20,006,891
         8,521,000    U.S. Treasury Notes, 3.625%, due 6/15/10 #                                                          8,291,666
         4,076,000    U.S. Treasury Notes, 5.75%, due 8/15/10 #                                                           4,229,645
           740,000    U.S. Treasury Notes, 4.25%, due 10/15/10 #                                                            733,438
        21,914,000    U.S. Treasury Notes, 4.50%, due 11/15/10 #                                                         21,896,885
         4,592,000    U.S. Treasury Notes, 4.375%, due 12/15/10 #                                                         4,568,324
        14,841,000    U.S. Treasury Notes, 4.50%, due 2/28/11 #                                                          14,820,712
        16,939,000    U.S. Treasury Notes, 4.875%, due 4/30/11 #                                                         17,142,793
         7,972,000    U.S. Treasury Bonds, 4.875%, due 7/31/11 #                                                          8,074,767
        15,973,000    U.S. Treasury Notes, 5.00%, due 8/15/11 #                                                          16,282,477
         3,701,000    U.S. Treasury Bonds, 4.625%, due 8/31/11 #                                                          3,714,590
         5,070,000    U.S. Treasury Notes, 4.50%, due 9/30/11 #                                                           5,061,680
         1,120,000    U.S. Treasury Bonds, 4.50%, due 11/30/11                                                            1,118,206
         1,356,000    U.S. Treasury Bonds, 4.625%, due 2/29/12                                                            1,361,032
        10,800,000    U.S. Treasury Notes, 4.25%, due 8/15/14 #                                                          10,557,421
        19,957,749    U.S. Treasury Notes, 1.875%, due 7/15/15 CC ,#                                                     19,509,478
        17,126,000    U.S. Treasury Notes, 4.25%, due 8/15/15 #                                                          16,667,742
        11,709,000    U.S. Treasury Notes, 4.50%, due 2/15/16 #                                                          11,590,083
        27,683,000    U.S. Treasury Notes, 5.125%, due 5/15/16 #                                                         28,622,699
        12,408,000    U.S. Treasury Bonds, 7.25%, due 5/15/16 #                                                          14,763,100
         3,753,239    U.S. Treasury Notes, 2.50%, due 7/15/16 CC ,#                                                       3,851,322
        20,788,000    U.S. Treasury Notes, 4.875%, due 8/15/16 #                                                         21,117,677
        23,783,000    U.S. Treasury Bonds, 4.625%, due 11/15/16 #                                                        23,713,316
         5,315,000    U.S. Treasury Notes, 4.625%, due 2/15/17 #                                                          5,304,205
         4,334,000    U.S. Treasury Notes, 7.875%, due 2/15/21 #                                                          5,630,135
         9,880,000    U.S. Treasury Bonds, 7.25%, due 8/15/22 #                                                          12,356,946
        11,696,000    U.S. Treasury Notes, 6.00%, due 2/15/26 #                                                          13,219,217
         4,281,676    U.S. Treasury Bond, 3.375%, due 4/15/32 CC ,#                                                       5,220,635
        43,349,000    U.S. Treasury Notes, 4.50%, due 2/15/36 #                                                          40,869,958
         2,020,000    U.S. Treasury Bonds, 4.75%, due 2/15/37 #                                                           1,988,438
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $537,529,178)                                                                     539,117,047
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.4%
        10,329,000    Janus Institutional Cash Management Fund, 5.37%                                                    10,329,000
        22,962,303    Janus Institutional Money Market Fund, 5.30%                                                       22,962,303
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $33,291,303)                                                                                   33,291,303
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 19.3%
               673    Foreign Bonds ***                                                                                         673
       464,085,841    State Street Navigator Securities Lending Prime Portfolio ***                                     464,085,841
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $464,086,514)                                                                              464,086,514
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,129,205,466) - 100%                                                                 $2,406,332,901
====================================================================================================================================


                        Geographic Summary of Investments
                           March 31, 2007 (unaudited)

Country                                                Value    % of Investment
                                                                     Securities
-------------------------------------------------------------------------------
Australia                                  $       9,064,791                0.4%
Belgium                                           12,215,564                0.5
Canada                                            99,434,191                4.1
China                                             11,753,412                0.5
France                                            19,825,241                0.8
Germany                                           15,118,106                0.6
Hong Kong                                          4,923,294                0.2
Japan                                             24,197,945                1.0
South Korea                                       23,026,269                1.0
Switzerland                                      159,515,473                6.6
United Kingdom                                    42,320,055                1.8
United States ****                             1,984,938,560               82.5
-------------------------------------------------------------------------------
Total                                      $   2,406,332,901              100.0%
                                               =============              ======

**** Includes Short-Term Securities and Other Securities (61.8% excluding
       Short-Term Securities and Other Securities)

Forward Currency Contracts,
Open as of March 31, 2007 (unaudited)

                                       Currency Units    Currency Value       Unrealized
 Currency Sold and Settlement Date          Sold            in $ U.S.        Gain/(Loss)
-------------------------------------------------------------------------------------------
British Pound 8/15/07                 $      1,400,000  $      2,751,710            (54,540)
British Pound 10/17/07                       8,500,000        16,690,361           (285,361)
Euro 6/8/07                                  9,100,000        12,188,972           (285,444)
Japanese Yen 8/15/07                       390,000,000         3,369,670             19,100
-------------------------------------------------------------------------------------------
Total                                                   $     35,000,713    $      (606,245)

Notes to Schedule of Investments (unaudited)

ADR           American Depositary Receipt

PLC           Public Limited Company

REMIC         Real Estate Mortgage Investment Conduit

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

+     Rate is subject to change. Rate shown reflects current rate.

CC    Security is a U.S. Treasury Inflation-Protected Security (TIPS).

# Loaned security; a portion or all of the security is on loan as of March 31, 2007.

*** The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of March 31, 2007 are noted below.

Portfolio                                                      Aggregate Value
-------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                   $  91,024,018

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of March 31, 2007.

Janus Aspen Flexible Bond Portfolio

Schedule of Investments (unaudited)


Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 21.7%
Aerospace and Defense - 0.2%
           520,000    Hawker Beechcraft, Inc., 0%, bank loan, due 3/26/14 +                                          $      520,978
Agricultural Operations - 0.2%
           537,000    Bunge Limited Finance Corp., 4.375%, company guaranteed notes, due 12/15/08                           528,404
Applications Software - 0.1%
           430,000    Intuit, Inc., 5.75%, senior unsecured notes, due 3/15/17                                              424,224
Automotive - Cars and Light Trucks - 0.1%
           300,000    General Motors Corp., 7.695%, bank loan, due 11/29/13 +                                               302,082
Automotive - Truck Parts and Equipment - Original - 0%
            90,000    American Axle & Manufacturing, Inc., 7.875%, company guaranteed notes, due 3/1/17                      89,775
Building and Construction Products - Miscellaneous - 0.3%
           810,000    CRH America, Inc., 6.00%, company guaranteed notes, due 9/30/16                                       821,098
Building Products - Cement and Aggregate - 0.2%
           315,000    Lafarge S.A., 6.50%, senior notes, due 7/15/16**                                                      329,468
           315,000    Lafarge S.A., 7.125%, senior unsecured notes, due 7/15/36**                                           339,241
                                                                                                                            668,709
Cable Television - 1.7%
         1,050,000    Comcast Corp., 5.85%, company guaranteed notes, due 1/15/10                                         1,069,428
         1,295,000    Comcast Corp., 6.50%, company guaranteed notes, due 1/15/17**                                       1,366,743
         1,270,000    Cox Communications, Inc., 4.625%, senior unsecured notes, due 1/15/10                               1,252,826
           321,155    CSC Holdings, Inc., 7.11%, bank loan, due 3/29/13 +                                                   321,974
           476,112    CSC Holdings, Inc., 7.11%, bank loan, due 3/29/13 +                                                   477,327
            61,421    CSC Holdings, Inc., 7.11%, bank loan, due 3/29/13 +                                                    61,578
           256,924    CSC Holdings, Inc., 7.11%, bank loan, due 3/29/13 +                                                   257,579
                                                                                                                          4,807,455
Casino Hotels - 0.3%
           318,000    Green Valley Ranch Gaming, 0%, bank loan, due 2/16/14 +                                               318,757
           480,000    Majestic Star Casino LLC, 9.75%, senior unsecured notes, due 1/15/11                                  457,200
           170,000    Seminole Hard Rock Entertainment, 7.8475%, secured notes, due 3/15/14 (144A) +,ss.                    173,400
                                                                                                                            949,357
Cellular Telecommunications - 0.5%
           755,000    Nextel Communications, Inc., 6.875%, company guaranteed notes, due 10/31/13                           773,468
           755,000    Rogers Wireless Communications, Inc., 8.485%, company guaranteed notes, due 12/15/10 +                770,100
                                                                                                                          1,543,568
Commercial Banks - 0.5%
           600,000    ICICI Bank, Ltd., 7.25%, bonds, due 10/31/16 (144A) +                                                 621,775
           510,000    Shinsei Bank, Ltd., 6.418%, junior subordinated notes, due 1/20/49 (144A) +                           515,145
           430,000    Standard Chartered PLC, 6.409%, subordinated notes, due 12/29/49 (144A) +                             424,093
                                                                                                                          1,561,013
Commercial Services - 0.4%
         1,170,000    Iron Mountain, Inc., 8.625%, company guaranteed notes, due 4/1/13                                   1,203,930
Computer Services - 0.2%
           435,000    SunGard Data Systems, Inc., 9.125%, company guaranteed notes, due 8/15/13                             466,538
Computers - Memory Devices - 0.1%
           320,000    Seagate Technology HDD Holdings, 6.375%, company guaranteed notes, due 10/1/11                        320,000
Containers - Metal and Glass - 0.5%
           833,000    Owens-Brockway Glass Container, Inc., 8.875%, company guaranteed notes, due 2/15/09                   849,660
           570,000    Owens-Illinois, Inc., 7.35%, senior notes, due 5/15/08                                                572,850
                                                                                                                          1,422,510
Diversified Financial Services - 1.2%
           810,000    GATX Corp., 5.50%, senior notes, due 2/15/12                                                          811,552
         1,965,000    General Electric Capital Corp., 4.875%, notes, due 10/21/10**                                       1,954,687
           980,000    General Electric Capital Corp., 4.375%, unsecured notes, due 11/21/11                                 952,343
                                                                                                                          3,718,582
Diversified Operations - 0.7%
           160,000    3M Co., 5.125%, notes, due 11/6/09                                                                    161,076
           970,000    Kansas City Southern, 7.50% company guaranteed notes, due 6/15/09                                     991,825
         1,025,000    Textron, Inc., 6.375%, notes, due 11/15/08                                                          1,044,806
                                                                                                                          2,197,707
Diversified Operations - Commercial Services - 0.2%
           211,896    Aramark Corp., 7.475%, bank loan, due 1/26/14 +                                                       212,544
            15,144    Aramark Corp., 7.445%, bank loan, due 1/26/14 +                                                        15,196
           280,000    Aramark Corp., 8.50%, senior notes, due 2/1/15 (144A)                                                 291,200
                                                                                                                            518,940
Drug Delivery Systems - 0.1%
           350,000    Hospira, Inc., 6.05%, notes, due 3/30/17                                                              349,725
Electric - Integrated - 2.2%
           490,000    Consolidated Edison, Inc., 5.50%, debentures, due 9/15/16                                             494,655
           635,000    MidAmerican Energy Holdings Co., 3.50%, senior notes, due 5/15/08                                     623,115
         1,310,000    Monongahela Power Co., 6.70%, first mortgage notes, due 6/15/14                                     1,394,258
           690,000    Pacific Gas and Electric Co., 4.80%, unsecured notes, due 3/1/14                                      669,063
         1,680,000    Southern California Edison Co., 7.625%, unsecured notes, due 1/15/10                                1,786,965
           550,000    Southern California Edison Co., 6.00%, first mortgage notes, due 1/15/34                              560,958
           885,000    TXU Corp., 4.80%, senior notes, due 11/15/09                                                          869,340
                                                                                                                          6,398,354
Electronic Components - Semiconductors - 0.1%
           270,000    Spansion LLC, 8.36%, bank loan, due 11/1/12 +                                                         271,858
Finance - Auto Loans - 0.8%
           321,000    Ford Motor Credit Co., 9.75%, senior unsecured notes, due 9/15/10 (144A)                              338,123
           940,000    Ford Motor Credit Co., 9.81%, notes, due 4/15/12 +                                                    996,582
           690,000    General Motors Acceptance Corp., 6.125%, notes, due 8/28/07                                           689,589
           330,000    General Motors Acceptance Corp., 6.75%, notes, due 12/1/14                                            324,420
                                                                                                                          2,348,714
Finance - Consumer Loans - 0.2%
           605,000    John Deere Capital Corp., 4.875%, notes, due 10/15/10                                                 600,362
Finance - Investment Bankers/Brokers - 0.7%
           285,000    E*TRADE Financial Corp., 8.005%, senior unsecured notes, due 6/15/11                                  299,963
           820,000    E*TRADE Financial Corp., 7.375%, senior unsecured notes, due 9/15/13                                  856,899
           235,000    Jefferies Group, Inc., 5.50%, senior unsecured notes, due 3/15/16                                     229,964
           840,000    Jefferies Group, Inc., 6.25%, senior unsecured notes, due 1/15/36                                     810,599
                                                                                                                          2,197,425
Finance - Leasing Companies - 0.2%
           600,000    Orix Corp., 5.48%, unsubordinated notes, due 11/22/11                                                 602,414
Finance - Other Services - 0.1%
           340,000    Pinnacle Foods, LLC., 9.25%, senior notes, due 4/1/15                                                 334,050
Food - Retail - 0.1%
           385,000    Stater Brothers Holdings, Inc., 8.125%, senior notes, due 6/15/12                                     396,550
Foreign Government - 0.4%
         1,190,000    Quebec Province, 6.125%, unsecured notes, due 1/22/11                                               1,238,251
Gas - Distribution - 0.1%
           400,000    Southern Star Central Corp., 6.00%, notes, due 6/1/16 (144A)                                          404,000
Independent Power Producer - 0.3%
            80,482    NRG Energy, Inc., 7.35%, bank loan, due 2/1/13 +                                                       80,876
           959,145    NRG Energy, Inc., 7.35%, bank loan, due 2/1/13 +                                                      965,274
                                                                                                                          1,046,150
Investment Management and Advisory Services - 0.8%
           800,000    Ameriprise Financial, Inc., 7.5185%, junior subordinated notes, due 6/1/66 +                          863,463
           675,000    Nuveen Investments, 5.00%, senior unsecured notes, due 9/15/10                                        668,466
         1,035,000    Nuveen Investments, 5.50%, senior unsecured notes, due 9/15/15                                      1,017,839
                                                                                                                          2,549,768
Life and Health Insurance - 0.5%
           500,000    Americo Life, Inc., 7.875%, notes, due 5/1/13 (144A) ss.                                              513,935
           995,000    StanCorp Financial Group, Inc., 6.875%, senior notes, due 10/1/12                                   1,054,660
                                                                                                                          1,568,595
Machinery - Electrical - 0.1%
           323,000    Baldor Electric Co., 7.125%, bank loan, due 12/31/13 +                                                324,253
Medical - HMO - 0.2%
           690,000    Coventry Health Care, Inc., 5.95%, senior unsecured notes, due 3/15/17                                686,294
Medical - Hospitals - 0.3%
         1,000,000    HCA, Inc., 9.25%, secured notes, due 11/15/16 (144A)                                                1,078,750
Medical Products - 0%
            20,000    Encore Medical Finance, 11.75%, senior subordinated notes, due 11/15/14 (144A)                         20,500
Metal - Diversified - 0.4%
           340,000    Freeport-McMoRan Copper & Gold, Inc., 0%, bank loan, due 3/19/14 +                                    340,445
           750,000    Freeport-McMoRan Copper & Gold, Inc., 8.375%, senior unsecured notes, due 4/1/17                      810,938
                                                                                                                          1,151,383
Multi-Line Insurance - 0.5%
           510,000    AXA S.A., 6.378%, subordinated notes, due 12/14/56 (144A)**,+                                         489,524
           670,000    Catlin Insurance Co., Ltd., 7.249%, notes, due 10/19/49 (144A) +                                      665,246
           500,000    Metlife, Inc., 6.40%, junior subordinated notes, due 12/15/36                                         488,197
                                                                                                                          1,642,967
Multimedia - 0.2%
           420,000    Time Warner, Inc., 6.50%, company guaranteed notes, due 11/15/36                                      418,811
           320,000    Viacom, Inc., 6.25%, senior notes, due 4/30/16                                                        324,400
                                                                                                                            743,211
Mutual Insurance - 0.3%
           660,000    Liberty Mutual Group, 7.00%, bonds, due 3/15/34 (144A) ss.                                            680,323
           340,000    Liberty Mutual Group, 7.50%, bonds, due 8/15/36 (144A) ss.                                            363,244
                                                                                                                          1,043,567
Non-Hazardous Waste Disposal - 0.6%
         1,075,000    Allied Waste Industries, Inc., 6.50%, secured notes, due 11/15/10                                   1,077,687
           805,000    Waste Management, Inc., 7.375%, senior unsubordinated notes, due 8/1/10                               856,385
                                                                                                                          1,934,072
Office Automation and Equipment - 0.4%
         1,324,000    Xerox Corp., 6.75%, senior unsecured notes, due 2/1/17                                              1,385,457
Oil Companies - Exploration and Production - 0.9%
           795,000    Kerr-McGee Corp., 6.875%, company guaranteed notes, due 9/15/11                                       842,067
           327,000    Magnum Hunter Resources, Inc., 9.60%, company guaranteed notes, due 3/15/12                           342,533
           200,000    Pemex Project Funding Master Trust, 5.75%, company guaranteed notes, due  2/1/22                      200,400
           195,000    Pemex Project Funding Master Trust, 8.625%, company guaranteed notes, due 2/1/22 +                    242,775
           800,000    Sabine Pass LNG L.P., 7.50%, secured notes, due 11/30/16 (144A)                                       806,000
           510,000    XTO Energy, Inc., 6.10%, senior unsecured notes, due 4/1/36                                           493,851
                                                                                                                          2,927,626
Paper and Related Products - 0.2%
            60,710    Georgia Pacific Corporation, Inc., 7.10%, bank loan, due 12/20/12 +                                    61,026
            69,882    Georgia Pacific Corporation, Inc., 7.09%, bank loan, due 12/20/12 +                                    70,246
           559,058    Georgia Pacific Corporation, Inc., 7.09%, bank loan, due 12/20/12 +                                   561,971
            34,941    Georgia Pacific Corporation, Inc., 7.09%, bank loan, due 12/20/12 +                                    35,123
                                                                                                                            728,366
Photo Equipment and Supplies - 0.2%
           231,680    Eastman Kodak Co., 7.57%, bank loan, due 10/18/12 +                                                   232,028
           231,470    Eastman Kodak Co., 7.57%, bank loan, due 10/18/12 +                                                   231,817
                                                                                                                            463,845
Pipelines - 0.1%
               696    Kern River Funding Corp., 4.893%, company guaranteed notes, due 4/30/18                                   674
           305,000    Kinder Morgan Finance Co., 5.70%, company guaranteed notes, due 1/5/16                                285,970
                                                                                                                            286,644
Property and Casualty Insurance - 0.6%
           260,000    Chubb Corp., 6.375%, subordinated notes, due 3/29/67 +                                                259,336
         1,190,000    Kingsway America, Inc., 7.50%, senior notes, due 2/1/14                                             1,228,900
           330,000    Markel Corp., 7.35%, unsubordinated notes, due 8/15/34                                                353,616
                                                                                                                          1,841,852
Publishing - Periodicals - 0.4%
           523,000    Dex Media East LLC, 12.125%, company guaranteed notes, due 11/15/12                                   572,031
           399,000    Idearc, Inc., 7.35%, bank loan, due 11/17/14 +                                                        401,147
           320,000    Idearc, Inc., 8.00%, senior notes, due 11/15/16 (144A) ss.                                            329,200
                                                                                                                          1,302,378
Reinsurance - 0.1%
           440,000    Berkshire Hathaway, Inc., 4.625%, company guaranteed notes, due 10/15/13                              425,703
Retail - Building Products - 0.2%
           280,000    Home Depot, Inc., 5.25%, senior unsecured notes, due 12/16/13                                         278,062
           410,000    Home Depot, Inc., 5.875%, senior unsecured notes, due 12/16/36                                        390,905
                                                                                                                            668,967
Retail - Pet Food and Supplies - 0%
            64,675    Petco Animal Supplies, Inc., 8.10%, bank loan, due 10/28/13 +                                          65,101
            65,000    Petco Animal Supplies, Inc., 8.11%, bank loan, due 10/28/13 +                                          65,427
                                                                                                                            130,528
Retail - Regional Department Stores - 0%
           111,101    Neiman Marcus Group, Inc., 7.34625%, bank loan, due 4/6/13 +                                          111,985
             1,658    Neiman Marcus Group, Inc., 7.34625%, bank loan, due 4/6/13 +                                            1,671
                                                                                                                            113,656
Satellite Telecommunications - 0.2%
           543,000    INTELSAT Bermuda, Ltd., 0%, bank loan, due 2/1/14 +                                                   543,543
Savings/Loan/Thrifts - 0.2%
           200,000    Sovereign Bancorp, Inc., 4.80%, senior notes, due 9/1/10 +                                            196,672
           310,000    Webster Capital Trust II, 10.00%, company guaranteed notes, due 4/1/27                                325,591
                                                                                                                            522,263
Schools - 0.1%
           230,539    Education Management LLC, 7.375%, bank loan, due 6/1/13 +                                             231,451
Special Purpose Entity - 0.7%
           390,000    JPMorgan Chase Capital XX, 6.55%, junior subordinated notes, due 9/29/36                              387,414
         1,185,000    OneAmerica Financial Partners, 7.00%, bonds, due 10/15/33 (144A)                                    1,225,785
           490,000    Resona Preferred Securities, Ltd., 7.191%, bonds, due 12/29/49 (144A) +                               517,570
                                                                                                                          2,130,769
Specified Purpose Acquisition Company - 0%
            90,000    Solar Capital Corp., 0%, bank loan, due 2/11/13 +                                                      90,656
Telecommunication Services - 0.2%
           385,000    Embarq Corp., 7.082%, senior unsecured notes, due 6/1/16                                              392,525
           255,000    Qwest Corp., 8.61%, senior notes, due 6/15/13 +                                                       277,950
                                                                                                                            670,475
Telephone - Integrated - 0.5%
         1,000,000    BellSouth Corp., 4.75%, senior unsecured notes, due 11/15/12**                                        974,531
           450,000    Telefonica Emisiones S.A.U., 5.984%, company guaranteed notes, due 6/20/11**                          461,286
                                                                                                                          1,435,817
Transportation - Services - 0.2%
           490,000    Fedex Corp., 5.50%, company guaranteed notes, due 8/15/09                                             493,741

------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $66,740,647)                                                                                 67,389,820
------------------------------------------------------------------------------------------------------------------------------------

Foreign Bonds - 0.1%
Cable Television - 0.1%
EUR        253,980    Telenet Communications N.V., 9.00%, senior notes, due 12/15/13 (cost $325,758)**                      371,509

------------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 39.1%
U.S. Government Agencies - 39.1%
         1,080,794    Fannie Mae, 7.00%, due 9/1/14                                                                       1,114,761
           290,104    Fannie Mae, 6.50%, due 11/1/17                                                                        297,194
           739,813    Fannie Mae, 5.00%, due 11/1/18                                                                        731,543
         1,375,933    Fannie Mae, 4.50%, due 5/1/19                                                                       1,333,869
           694,133    Fannie Mae, 4.50%, due 5/1/19                                                                         672,912
         1,644,614    Fannie Mae, 4.50%, due 5/1/19                                                                       1,594,336
           303,131    Fannie Mae, 5.50%, due 8/1/19                                                                         304,282
         1,503,661    Fannie Mae, 5.00%, due 8/1/19                                                                       1,485,153
           157,551    Fannie Mae, 5.50%, due 9/1/19                                                                         158,250
           821,801    Fannie Mae, 5.50%, due 9/1/19                                                                         824,922
           486,457    Fannie Mae, 4.50%, due 4/1/20                                                                         470,981
           138,248    Fannie Mae, 4.50%, due 7/1/20                                                                         133,849
            40,842    Fannie Mae, 4.00%, due 9/1/20                                                                          38,579
           155,319    Fannie Mae, 5.00%, due 10/1/20                                                                        153,227
            70,914    Fannie Mae, 5.50%, due 12/1/20                                                                         71,112
            19,501    Fannie Mae, 5.00%, due 6/1/21                                                                          19,232
           940,187    Fannie Mae, 6.00%, due 10/1/21                                                                        955,876
         1,081,389    Fannie Mae, 5.50%, due 9/1/24                                                                       1,077,725
         1,298,364    Fannie Mae, 5.00%, due 5/1/25                                                                       1,265,767
           279,716    Fannie Mae, 7.00%, due 11/1/28                                                                        291,404
           349,899    Fannie Mae, 6.50%, due 2/1/31                                                                         360,124
           646,818    Fannie Mae, 7.00%, due 2/1/32                                                                         673,845
           594,521    Fannie Mae, 6.50%, due 5/1/32                                                                         613,312
           304,125    Fannie Mae, 6.50%, due 7/1/32                                                                         312,677
         2,225,174    Fannie Mae, 6.00%, due 10/1/32                                                                      2,253,158
         1,375,440    Fannie Mae, 5.035%, due 1/1/33                                                                      1,376,081
         2,528,807    Fannie Mae, 5.50%, due 2/1/33                                                                       2,508,408
           511,010    Fannie Mae, 6.50%, due 3/1/33                                                                         525,380
         1,194,319    Fannie Mae, 4.566%, due 4/1/33                                                                      1,183,675
         1,047,152    Fannie Mae, 5.50%, due 11/1/33                                                                      1,038,571
         1,366,485    Fannie Mae, 5.00%, due 11/1/33                                                                      1,323,715
         3,260,650    Fannie Mae, 5.00%, due 3/1/34                                                                       3,158,593
         1,262,247    Fannie Mae, 5.00%, due 4/1/34                                                                       1,221,717
           574,184    Fannie Mae, 5.00%, due 4/1/34                                                                         556,212
         1,281,518    Fannie Mae, 5.00%, due 6/1/34                                                                       1,240,370
         1,977,875    Fannie Mae, 6.00%, due 7/1/34                                                                       2,002,768
           552,902    Fannie Mae, 5.00%, due 7/1/34                                                                         535,149
           691,747    Fannie Mae, 6.50%, due 8/1/34                                                                         712,521
           157,499    Fannie Mae, 6.50%, due 9/1/34                                                                         162,638
         2,153,829    Fannie Mae, 5.50%, due 11/1/34                                                                      2,134,931
           289,290    Fannie Mae, 5.50%, due 11/1/34                                                                        286,752
           956,929    Fannie Mae, 4.605%, due 12/1/34                                                                       952,716
         1,316,656    Fannie Mae, 5.50%, due 3/1/35                                                                       1,304,229
         1,714,241    Fannie Mae, 5.00%, due 5/1/35                                                                       1,657,888
           969,686    Fannie Mae, 4.50%, due 6/1/35                                                                         911,734
         1,335,016    Fannie Mae, 5.50%, due 7/1/35                                                                       1,322,415
           530,271    Fannie Mae, 5.00%, due 7/1/35                                                                         512,839
           220,776    Fannie Mae, 5.00%, due 8/1/35                                                                         213,518
            69,731    Fannie Mae, 4.50%, due 8/1/35                                                                          65,563
         1,135,320    Fannie Mae, 6.00%, due 9/1/35                                                                       1,146,270
         2,743,374    Fannie Mae, 5.50%, due 9/1/35                                                                       2,717,479
           299,139    Fannie Mae, 5.00%, due 9/1/35                                                                         289,305
         1,443,654    Fannie Mae, 6.00%, due 12/1/35                                                                      1,455,363
         1,478,445    Fannie Mae, 5.50%, due 12/1/35                                                                      1,464,490
           294,319    Fannie Mae, 4.50%, due 12/1/35                                                                        276,730
         1,057,612    Fannie Mae, 6.50%, due 1/1/36                                                                       1,078,897
           869,757    Fannie Mae, 5.50%, due 1/1/36                                                                         861,548
         1,228,440    Fannie Mae, 5.50%, due 2/1/36                                                                       1,216,845
           298,811    Fannie Mae, 5.50%, due 2/1/36                                                                         295,694
         1,861,349    Fannie Mae, 6.00%, due 3/1/36                                                                       1,875,184
         1,119,406    Fannie Mae, 5.50%, due 3/1/36                                                                       1,108,840
         2,105,150    Fannie Mae, 5.50%, due 4/1/36                                                                       2,085,280
           148,504    Fannie Mae, 7.00%, due 7/1/36                                                                         153,188
           269,104    Fannie Mae, 6.50%, due 7/1/36                                                                         274,519
           640,736    Fannie Mae, 5.50%, due 7/1/36                                                                         634,054
         1,530,443    Fannie Mae, 6.50%, due 8/1/36                                                                       1,561,244
           745,829    Fannie Mae, 6.50%, due 8/1/36                                                                         760,839
         1,259,673    Fannie Mae, 6.00%, due 8/1/36                                                                       1,269,036
           532,404    Fannie Mae, 6.00%, due 8/1/36                                                                         536,362
           294,745    Fannie Mae, 6.50%, due 9/1/36                                                                         300,677
           901,644    Fannie Mae, 6.00%, due 10/1/36                                                                        908,346
         1,985,338    Fannie Mae, 6.00%, due 11/1/36                                                                      2,000,095
         2,471,640    Fannie Mae, 5.585%, due 11/1/36                                                                     2,488,671
           734,210    Fannie Mae, 5.50%, due 11/1/36                                                                        726,552
         1,335,816    Fannie Mae, 6.00%, due 1/1/37                                                                       1,345,746
           659,967    Fannie Mae, 6.00%, due 1/1/37                                                                         664,872
         1,502,729    Federal Home Loan Bank System, 5.27%, due 12/28/12                                                  1,511,769
           869,193    Federal Home Loan Bank System, 5.50%, due 12/1/34                                                     861,518
         1,049,791    Federal Home Loan Bank System, 5.50%, due 12/1/34                                                   1,040,521
           738,816    Federal Home Loan Bank System, 5.00%, due 10/1/35                                                     714,749
           909,715    Federal Home Loan Bank System, 6.00%, due 12/1/36                                                     917,044
           690,000    Federal Home Loan Bank System, 5.713%, due 3/1/37                                                     696,626
           417,267    Freddie Mac, 5.50%, due 1/1/16                                                                        419,548
           625,886    Freddie Mac, 5.50%, due 1/1/18                                                                        628,750
         1,381,709    Freddie Mac, 4.50%, due 2/1/18                                                                      1,341,736
         1,131,355    Freddie Mac, 5.00%, due 9/1/18                                                                      1,118,600
         2,328,279    Freddie Mac, 5.75%, due 12/15/18                                                                    2,342,488
           719,058    Freddie Mac, 5.00%, due 2/1/20                                                                        709,438
           273,776    Freddie Mac, 4.00%, due 9/1/20                                                                        258,531
           156,453    Freddie Mac, 5.00%, due 12/1/20                                                                       154,360
           378,486    Freddie Mac, 5.00%, due 1/1/21                                                                        373,273
            91,667    Freddie Mac, 5.50%, due 2/1/21                                                                         91,892
           523,464    Freddie Mac, 5.50%, due 2/1/21                                                                        524,570
            48,278    Freddie Mac, 5.00%, due 3/1/21                                                                         47,613
            20,149    Freddie Mac, 5.50%, due 5/1/21                                                                         20,191
           112,139    Freddie Mac, 6.00%, due 6/1/21                                                                        114,005
           573,097    Freddie Mac, 6.00%, due 11/1/33                                                                       580,321
           692,246    Freddie Mac, 5.50%, due 11/1/33                                                                       686,603
         1,056,978    Freddie Mac, 6.00%, due 2/1/34                                                                      1,070,435
           478,573    Freddie Mac, 5.00%, due 5/1/34                                                                        463,390
           702,678    Freddie Mac, 5.00%, due 5/1/34                                                                        680,834
           244,139    Freddie Mac, 3.928%, due 5/1/34                                                                       239,363
           122,824    Freddie Mac, 6.50%, due 7/1/34                                                                        126,338
           266,644    Freddie Mac, 6.50%, due 7/1/34                                                                        274,295
         1,684,376    Freddie Mac, 3.756%, due 7/1/34                                                                     1,637,181
           142,790    Freddie Mac, 6.50%, due 6/1/35                                                                        146,294
         2,035,415    Freddie Mac, 5.50%, due 6/1/35                                                                      2,017,442
         2,242,124    Freddie Mac, 5.00%, due 7/1/35                                                                      2,169,087
           221,221    Freddie Mac, 6.00%, due 8/1/35                                                                        223,143
         1,165,276    Freddie Mac, 5.50%, due 9/1/35                                                                      1,154,241
           313,294    Freddie Mac, 5.50%, due 9/1/35                                                                        310,327
         1,977,595    Freddie Mac, 5.00%, due 9/1/35                                                                      1,913,175
         1,278,257    Freddie Mac, 5.50%, due 10/1/35                                                                     1,272,424
           598,462    Freddie Mac, 5.50%, due 4/1/36                                                                        592,206
           889,439    Freddie Mac, 5.00%, due 4/1/36                                                                        860,466
            11,149    Freddie Mac, 6.50%, due 6/1/36                                                                         11,370
           167,829    Freddie Mac, 5.00%, due 6/1/36                                                                        162,200
         1,014,498    Freddie Mac, 5.00%, due 6/1/36                                                                        981,451
           468,060    Freddie Mac, 5.50%, due 7/1/36                                                                        463,167
           511,745    Freddie Mac, 6.50%, due 8/1/36                                                                        521,884
           982,772    Freddie Mac, 5.00%, due 10/1/36                                                                       949,807
         1,348,640    Freddie Mac, 5.50%, due 2/1/37                                                                      1,334,542
         1,380,000    Freddie Mac, 6.50%, due 4/15/37 ##                                                                   1,407,169
         2,847,940    Freddie Mac Reference REMIC, 5.50%, due 12/15/19                                                    2,854,591
           517,040    Ginnie Mae, 6.00%, due 2/15/33                                                                        524,904
         1,531,877    Ginnie Mae, 6.00%, due 10/20/34                                                                     1,551,462
           539,604    Ginnie Mae, 6.50%, due 2/20/35                                                                        552,922
           500,332    Ginnie Mae, 5.50%, due 3/15/35                                                                        497,888
         1,666,720    Ginnie Mae, 5.50%, due 3/20/35                                                                      1,655,978
         1,207,732    Ginnie Mae, 5.50%, due 5/20/35                                                                      1,199,949
         2,215,266    Ginnie Mae, 5.00%, due 10/15/35**                                                                   2,156,727
           284,668    Ginnie Mae, 5.00%, due 12/15/35                                                                       277,145
           103,577    Ginnie Mae, 6.50%, due 6/15/36                                                                        106,269
           285,889    Ginnie Mae, 5.50%, due 6/15/36                                                                        284,352
           400,814    Ginnie Mae, 6.00%, due 7/15/36                                                                        406,047

------------------------------------------------------------------------------------------------------------------------------------
Total Mortgage Backed Securities (cost $122,658,833)                                                                    121,817,210

------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.8%
Finance - Other Services - 0.2%
            11,098    Chevy Chase Preferred Capital Corp., Series A, convertible, 10.375%                                   599,736
REIT - Diversified - 0.4%
            31,150    iStar Financial, Inc., 7.875%                                                                         798,685
            19,900    Lexington Realty Trust, Series D, 7.55%                                                               504,963
                                                                                                                          1,303,648
Savings/Loan/Thrifts - 0.2%
            26,020    Chevy Chase Bank FSB, 8.00%                                                                           683,025

------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $2,591,697)                                                                                   2,586,409

------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 14.2%
      $ 12,230,000    Fannie Mae, 5.50%, due 3/15/11                                                                     12,509,175
         7,895,000    Fannie Mae, 5.25%, due 8/1/12                                                                       7,985,706
         2,775,000    Fannie Mae, 5.25%, due 9/15/16                                                                      2,824,881
         4,465,000    Fannie Mae, 6.625%, due 11/15/30                                                                    5,263,154
         1,660,000    Federal Home Loan Bank System, 5.00%, due 2/20/09                                                   1,663,250
         5,545,000    Federal Home Loan Bank System, 5.625%, due 6/13/16                                                  5,703,520
         6,383,000    Freddie Mac, 5.25%, due 5/21/09                                                                     6,431,070
         1,760,000    Freddie Mac, 5.25%, due 7/18/11#                                                                    1,787,342

------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $43,688,579)                                                                        44,168,098

------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 10.8%
           210,000    U.S. Treasury Notes, 4.75%, due 2/28/09#                                                              210,492
           340,000    U.S. Treasury Notes, 4.75%, due 2/15/10#                                                              341,939
         3,185,000    U.S. Treasury Notes, 5.125%, due 6/30/11#                                                           3,255,417
           480,000    U.S. Treasury Notes, 4.75%, due 1/31/12#                                                              484,181
         6,500,000    U.S. Treasury Bonds, 4.625%, due 2/29/12**,#                                                        6,524,122
         2,701,000    U.S. Treasury Bonds, 4.625%, due 11/15/16**,#                                                       2,693,086
         5,530,000    U.S. Treasury Notes, 4.625%, due 2/15/17**,#                                                        5,518,769
         1,190,000    U.S. Treasury Notes, 8.875%, due 8/15/17#                                                           1,591,254
         2,505,000    U.S. Treasury Notes, 8.875%, due 2/15/19**,#                                                        3,422,847
         2,565,000    U.S. Treasury Bonds, 7.25%, due 8/15/22#                                                            3,208,053
         3,759,000    U.S. Treasury Bonds, 6.25%, due 8/15/23**,#                                                         4,315,509
           775,000    U.S. Treasury Notes, 4.50%, due 2/15/36**,#                                                           730,676
         1,310,000    U.S. Treasury Bonds, 4.75%, due 2/15/37#                                                            1,289,531

------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $33,720,878)                                                                       33,585,876

------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper- 5.3%
         2,250,000    Ford Motor Credit Corp., 5.78%, 4/5/07                                                              2,248,288
         6,000,000    Ford Motor Credit Corp., 5.78%, 4/5/07                                                              5,996,483
         6,000,000    General Motors Acceptance Corp., 5.52%, 4/2/07                                                      6,000,000
         2,250,000    General Motors Acceptance Corp., 5.51%, 4/12/07                                                     2,245,929

------------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (amortized cost $16,490,700)                                                                      16,490,700

------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.6%
         2,535,747    Janus Institutional Cash Management Fund, 5.37%                                                     2,535,747
         2,513,000    Janus Institutional Money Market Fund, 5.30%                                                        2,513,000

------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $5,048,747)                                                                                     5,048,747

------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 6.9%
        21,285,534    State Street Navigator Securities Lending Prime Portfolio++ (cost $21,285,534)                     21,285,534

------------------------------------------------------------------------------------------------------------------------------------
TBA Sales Commitments  - (0.5)%
         1,445,986    Ginnie Mae (MBS), 5.00%, due 4/15/37 ## (proceeds $1,413,226)                                      (1,406,673)


------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $311,138,147) - 100%                                                                   $  311,337,230
====================================================================================================================================

                        Geographic Summary of Investments
                           March 31, 2007 (unaudited)

Country                                              Value       % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Belgium                                            371,509                  0.1%
Canada                                           2,294,321                  0.7%
Cayman Islands                                   1,032,715                  0.4%
France                                           1,158,233                  0.4%
India                                              621,775                  0.2%
Japan                                              602,414                  0.2%
Spain                                              461,286                  0.1%
United Kingdom                                     424,093                  0.1%
United States***                               304,370,884                 97.8%
--------------------------------------------------------------------------------
                              Total        $   311,337,230                100.0%
                                               ===========                ======

*** Includes Short-Term Securities and Other Securities (84.0% excluding Short-Term Securities and Other Securities)


Forward Currency Contracts,
Open as of March 31, 2007 (unaudited)

                                           Currency     Currency Value    Unrealized
Currency Sold and Settlement Date         Units Sold       in $ U.S.     Gain/(Loss)
--------------------------------------------------------------------------------------
Euro 6/8/07                                $ 268,000      $ 358,972         (8,406)
--------------------------------------------------------------------------------------


Schedule of Futures Contracts
As of March 31, 2007
(unaudited)

    Financial Futures-  Long

                       51 Contracts   U.S. Treasury Note (2 Year)
                                      expires June 2007,
                                      principal
                                      amount $ 10,461,357, value
                                      $10,449,422
                                      cumulative depreciation..........$ 11,935

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

PLC           Public Limited Company

REIT          Real Estate Investment Trust

REMIC         Real Estate Mortgage Investment Conduit

TBA           To Be Announced


** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

+     Rate is subject to change. Rate shown reflects current rate.

# Loaned security; a portion or all of the security is on loan as of March 31, 2007.

##     Security is traded on a "to-be-announced" basis.

++ The security is purchased with the cash collateral received from securities on loan.



ss. Schedule of Restricted and Illiquid Securities
(as of March 31, 2007)

                                                                                                      Value as %of
                                                     Acquisition      Acquisition                      Investment
                                                        Date              Cost           Value         Securities
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio
Americo Life, Inc., 7.875%
   notes, due 5/1/13 (144A)                       4/25/03 - 5/21/0  $   508,640       $  513,935           0.2%
Idearc, Inc., 8.00%
   senior notes, due 11/15/16 (144A)                   11/1/06          320,000          329,200           0.1%
Liberty Mutual Group, 7.00%
   bonds, due 3/15/34 (144A)                           3/7/07           692,208          680,323           0.2%
Liberty Mutual Group, 7.50%
   bonds, due 8/15/36 (144A)                           2/7/07           374,364          363,244           0.1%
Seminole Hard Rock Entertainment, 7.8475%
   secured notes, due 3/15/14 (144A)                   2/27/07          170,000          173,400           0.1%
-------------------------------------------------------------------------------------------------------------------
                                                                    $ 2,065,212       $2,060,102           0.7%
===================================================================================================================


The Portfolio has registration rights for certain restricted securities held as of March 31, 2007. The issuer incurs all registration costs.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of March 31, 2007 are noted below.

Portfolio                                                       Aggregate Value
-------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio                               $  11,589,260


The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of March 31, 2007.

Janus Aspen Foreign Stock Portfolio

Schedule of Investments (unaudited)


Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 96.8%
Advertising Agencies - 0%
               124    Interpublic Group of Companies, Inc.*                                                          $        1,526
Advertising Services - 2.2%
            28,336    WPP Group PLC                                                                                         429,359
Agricultural Chemicals - 3.2%
             3,325    Syngenta A.G.*                                                                                        636,187
Audio and Video Products - 6.2%
            24,300    Sony Corp.                                                                                          1,235,209
Beverages - Wine and Spirits - 3.0%
            29,156    Diageo PLC                                                                                            590,670
Brewery - 1.8%
             7,021    Heineken N.V.                                                                                         367,280
Broadcast Services and Programming - 1.9%
            12,720    Grupo Televisa S.A. (ADR)                                                                             379,056
Cable Television - 3.7%
            19,898    Shaw Communications, Inc. - Class B                                                                   733,873
Cellular Telecommunications - 2.0%
           146,586    Vodafone Group PLC                                                                                    390,861
Chemicals - Diversified - 1.9%
             4,792    Akzo Nobel N.V.                                                                                       363,918
               156    Arkema*                                                                                                 8,944
                                                                                                                            372,862
Distribution/Wholesale - 3.1%
            52,000    Esprit Holdings, Ltd.                                                                                 609,944
Diversified Operations - 9.5%
            42,000    Hutchison Whampoa, Ltd.                                                                               403,955
             5,541    Louis Vuitton Moet Hennessy S.A.                                                                      614,729
            18,886    Smiths Group PLC                                                                                      382,053
            15,900    Tyco International, Ltd. (U.S. Shares)                                                                501,645
                                                                                                                          1,902,382
Electronic Components - Miscellaneous - 4.9%
            25,360    Koninklijke (Royal) Philips Electronics N.V.                                                          968,544
Electronic Components - Semiconductors - 1.0%
            78,058    ARM Holdings PLC                                                                                      205,832
Food - Diversified - 2.1%
             1,097    Nestle S.A.                                                                                           427,236
Food - Retail - 2.2%
             6,056    Metro A.G.                                                                                            429,249
Hotels and Motels - 1.3%
             2,803    Accor S.A.                                                                                            267,872
Insurance Brokers - 4.9%
            24,450    Willis Group Holdings, Ltd.                                                                           967,731
Machinery - Pumps - 3.2%
             6,941    Pfeiffer Vacuum Technology A.G.                                                                       632,728
Medical - Drugs - 4.6%
            11,433    GlaxoSmithKline PLC                                                                                   314,302
             9,200    Takeda Pharmaceutical Company, Ltd.                                                                   603,497
                                                                                                                            917,799
Multimedia - 2.8%
            13,856    Vivendi Universal S.A.                                                                                563,058
Oil Companies - Integrated - 4.0%
            33,354    BP PLC                                                                                                362,308
             6,272    Total S.A.                                                                                            439,448
                                                                                                                            801,756
Property and Casualty Insurance - 10.1%
            26,400    Millea Holdings, Inc.                                                                                 976,782
           123,000    Nipponkoa Insurance Company, Ltd.                                                                   1,054,227
                                                                                                                          2,031,009
Publishing - Books - 2.6%
            29,225    Reed Elsevier N.V.                                                                                    516,890
Publishing - Newspapers - 1.6%
            67,969    Independent News & Media PLC                                                                          308,707
Rubber/Plastic Products - 1.4%
            15,000    Tenma Corp.                                                                                           272,403
Semiconductor Equipment - 1.0%
             8,108    ASML Holding N.V.*                                                                                    200,266
Television - 5.2%
            92,799    British Sky Broadcasting Group PLC                                                                  1,029,943
Wireless Equipment - 5.4%
            46,600    Nokia Oyj                                                                                           1,072,574

------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $12,284,886)                                                                                    19,262,806

------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.2%
Soap and Cleaning Preparations - 1.2%
             1,603    Henkel KGaA (cost $101,008)                                                                           237,113

------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.0%
           371,941    Janus Institutional Cash Management Fund, 5.37%                                                       371,941
            29,000    Janus Institutional Money Market Fund, 5.30%                                                           29,000

------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $400,941)                                                                                         400,941

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $12,786,835) - 100%                                                                    $   19,900,860
====================================================================================================================================

                        Geographic Summary of Investments
                           March 31, 2007 (unaudited)

Country                                              Value       % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Bermuda                                    $     2,079,320                 10.5%
Canada                                             733,873                  3.7
Finland                                          1,072,574                  5.4
France                                           1,894,051                  9.5
Germany                                          1,299,090                  6.5
Hong Kong                                          403,955                  2.0
Ireland                                            308,707                  1.6
Japan                                            4,142,118                 20.8
Mexico                                             379,056                  1.9
Netherlands                                      2,416,898                 12.2
Switzerland                                      1,063,423                  5.3
United Kingdom                                   3,705,328                 18.6
United States***                                   402,467                  2.0
--------------------------------------------------------------------------------
                              Total        $    19,900,860                100.0%
                                                ==========                ======

***   Includes Short-Term Securities (0% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

ADR           American Depositary Receipt

PLC           Public Limited Company

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

*     Non-income-producing security.

Janus Aspen Forty Portfolio


Schedule of Investments (unaudited)


Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 95.0%
Aerospace and Defense - 1.7%
         1,732,805    BAE Systems PLC                                                                                $   15,685,505
Agricultural Chemicals - 9.5%
           232,670    Monsanto Co.                                                                                       12,787,543
           226,345    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                             36,199,356
           201,715    Syngenta A.G.*                                                                                     38,595,019
                                                                                                                         87,581,918
Agricultural Operations - 1.9%
           217,835    Bunge, Ltd.                                                                                        17,910,394
Audio and Video Products - 2.5%
           465,300    Sony Corp. (ADR)                                                                                   23,492,997
Casino Hotels - 10.1%
           439,465    Harrah's Entertainment, Inc.                                                                       37,112,819
           655,580    Las Vegas Sands Corp.*, #                                                                          56,779,784
                                                                                                                         93,892,603
Computers - 6.3%
           255,090    Apple, Inc.*                                                                                       23,700,412
           257,305    Research In Motion, Ltd. (U.S. Shares)*                                                            35,119,559
                                                                                                                         58,819,971
Cosmetics and Toiletries - 3.5%
           510,720    Procter & Gamble Co.                                                                               32,257,075
Diversified Minerals - 1.0%
           250,630    Companhia Vale do Rio Doce (ADR)                                                                    9,270,804
Entertainment Software - 0.9%
           169,690    Electronic Arts, Inc.*                                                                              8,545,588
Finance - Investment Bankers/Brokers - 11.3%
           151,090    Bear Stearns Companies, Inc.                                                                       22,716,382
           182,270    Goldman Sachs Group, Inc.                                                                          37,662,450
           276,805    Lehman Brothers Holdings, Inc.                                                                     19,395,726
           306,720    Merrill Lynch & Company, Inc.                                                                      25,049,822
                                                                                                                        104,824,380
Medical - Biomedical and Genetic - 7.2%
           775,740    Celgene Corp.*                                                                                     40,695,321
           315,635    Genentech, Inc.*                                                                                   25,919,946
                                                                                                                         66,615,267
Medical - Drugs - 2.7%
           142,779    Roche Holding A.G.                                                                                 25,262,301
Medical Instruments - 3.5%
           262,900    Intuitive Surgical, Inc.*                                                                          31,960,753
Medical Products - 1.0%
            26,395    Nobel Biocare Holding A.G.                                                                          9,622,668
Multimedia - 1.5%
           846,630    Publishing & Broadcasting, Ltd.                                                                    13,597,428
Oil Companies - Exploration and Production - 2.1%
           132,985    Apache Corp.                                                                                        9,402,040
           140,790    EOG Resources, Inc.                                                                                10,043,958
                                                                                                                         19,445,998
Oil Companies - Integrated - 7.0%
           383,700    ConocoPhillips                                                                                     26,225,895
           357,380    Hess Corp.                                                                                         19,823,869
           385,655    Occidental Petroleum Corp.                                                                         19,016,648
                                                                                                                         65,066,412
Oil Refining and Marketing - 1.2%
           178,575    Valero Energy Corp.                                                                                11,516,302
Optical Supplies - 2.8%
           197,545    Alcon, Inc. (U.S. Shares)                                                                          26,040,382
Retail - Apparel and Shoe - 1.2%
           173,697    Industria de Diseno Textil S.A.                                                                    10,796,459
Soap and Cleaning Preparations - 1.6%
           280,190    Reckitt Benckiser PLC                                                                              14,589,266
Super-Regional Banks - 4.5%
         1,204,130    Wells Fargo & Co.                                                                                  41,458,196
Therapeutics - 3.6%
           111,451    Amylin Pharmaceuticals, Inc.*                                                                       4,163,809
           381,365    Gilead Sciences, Inc.*                                                                             29,174,423
                                                                                                                         33,338,232
Web Portals/Internet Service Providers - 4.7%
            94,382    Google, Inc. - Class A*                                                                            43,242,057
Wireless Equipment - 1.7%
           361,130    QUALCOMM, Inc.                                                                                     15,405,806

------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $607,355,804)                                                                                  880,238,762

------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.0%
         5,357,000    Janus Institutional Cash Management Fund, 5.37%                                                     5,357,000
         3,468,000    Janus Institutional Money Market Fund, 5.30%                                                        3,468,000

------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $8,825,000)                                                                                     8,825,000

------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 4.0%
        37,122,210    State Street Navigator Securities Lending Prime Portfolio ++ (cost  $37,122,210)                   37,122,210

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $653,303,014) - 100%                                                                      926,185,972
====================================================================================================================================

                        Geographic Summary of Investments
                           March 31, 2007 (unaudited)

Country                                              Value      % of Investment
                                                                     Securities
-------------------------------------------------------------------------------
Australia                                  $    13,597,428                  1.5%
Bermuda                                         17,910,394                  1.9
Brazil                                           9,270,804                  1.0
Canada                                          71,318,915                  7.7
Japan                                           23,492,997                  2.5
Spain                                           10,796,459                  1.2
Switzerland                                     99,520,370                 10.7
United Kingdom                                  30,274,771                  3.3
United States ***                              650,003,834                 70.2
-------------------------------------------------------------------------------
Total                                      $   926,185,972                100.0%
                                               ===========                ======

*** Includes Short-Term Securities and Other Securities (65.2% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR           American Depositary Receipt

PLC           Public Limited Company

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of March 31, 2007.

++ The security is purchased with the cash collateral received from securities on loan.

Janus Aspen Fundamental Equity Portfolio

Schedule of Investments (unaudited)


Shares or Principal/Contract Amount                                                                                       Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 97.3%
Advertising Sales - 1.5%
             8,445    Clear Channel Outdoor Holdings, Inc.*                                                          $      222,188
Aerospace and Defense - 2.9%
             3,140    Boeing Co.                                                                                            279,177
             3,375    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                  154,778
                                                                                                                            433,955
Agricultural Operations - 0.8%
             3,330    Archer-Daniels-Midland Co.                                                                            122,211
Casino Hotels - 1.9%
             3,375    Harrah's Entertainment, Inc.                                                                          285,019
Coal - 0.9%
             3,160    Peabody Energy Corp.                                                                                  127,158
Commercial Banks - 1.9%
             8,490    Commerce Bancorp, Inc.                                                                                283,396
Computers - 2.1%
             2,130    Apple, Inc.*                                                                                          197,898
             4,650    Dell, Inc.*                                                                                           107,927
                                                                                                                            305,825
Computers - Memory Devices - 2.4%
            26,115    EMC Corp.*                                                                                            361,693
Cosmetics and Toiletries - 2.2%
             5,150    Procter & Gamble Co.                                                                                  325,274
Diversified Operations - 3.7%
            15,586    General Electric Co.                                                                                  551,121
Electronic Components - Semiconductors - 4.8%
            15,525    Advanced Micro Devices, Inc.*                                                                         202,757
             1,120    NVIDIA Corp.*                                                                                          32,234
               213    Samsung Electronics Company, Ltd.                                                                     127,465
             9,770    Spansion, Inc. - Class A*                                                                             119,096
             7,430    Texas Instruments, Inc.                                                                               223,642
                                                                                                                            705,194
Electronic Forms - 2.0%
             7,195    Adobe Systems, Inc.*                                                                                  300,032
Energy - Alternate Sources - 0.7%
             1,135    First Solar, Inc.*                                                                                     59,031
             1,500    Suntech Power Holdings Company, Ltd. (ADR)*                                                            51,915
                                                                                                                            110,946
Enterprise Software/Services - 2.5%
            13,600    Oracle Corp.*                                                                                         246,568
             2,745    SAP A.G. (ADR)**                                                                                      122,564
                                                                                                                            369,132
Entertainment Software - 1.0%
             3,085    Electronic Arts, Inc.*                                                                                155,361
Finance - Credit Card - 1.1%
             2,905    American Express Co.                                                                                  163,842
Finance - Investment Bankers/Brokers - 10.4%
             9,411    Citigroup, Inc.                                                                                       483,161
            11,685    JP Morgan Chase & Co.                                                                                 565,319
             5,960    Merrill Lynch & Company, Inc.                                                                         486,753
                                                                                                                          1,535,233
Finance - Mortgage Loan Banker - 2.2%
             6,055    Fannie Mae                                                                                            330,482
Finance - Other Services - 0.9%
               970    Nymex Holdings, Inc.*                                                                                 131,687
Food - Canned - 0.6%
             3,060    TreeHouse Foods, Inc.*                                                                                 93,238
Food - Retail - 0.8%
             2,735    Whole Foods Market, Inc.                                                                              122,665
Forestry - 1.3%
             2,580    Weyerhaeuser Co.*                                                                                     192,829
Gold Mining - 0.3%
             1,625    Barrick Gold Corp. (U.S. Shares)                                                                       46,394
Hotels and Motels - 0.6%
             1,195    Four Seasons Hotels, Inc. (U.S. Shares)                                                                95,959
Industrial Automation and Robotics - 1.1%
             2,780    Rockwell Automation, Inc.                                                                             166,439
Machinery - Construction and Mining - 0.3%
               620    Caterpillar, Inc.                                                                                      41,559
Medical - Biomedical and Genetic - 1.5%
             4,330    Celgene Corp.*                                                                                        227,152
Medical - Drugs - 6.8%
             8,980    Merck & Company, Inc.                                                                                 396,647
             2,357    Roche Holding A.G.                                                                                    417,031
             2,069    Sanofi-Aventis**                                                                                      179,927
                                                                                                                            993,605
Medical - HMO - 2.3%
             6,210    Coventry Health Care, Inc.*                                                                           348,071
Medical Products - 0.4%
               175    Nobel Biocare Holding A.G.                                                                             63,799
Multi-Line Insurance - 0.4%
               935    American International Group, Inc.                                                                     62,851
Multimedia - 0.7%
             3,955    News Corporation, Inc. - Class B                                                                       96,779
Non-Hazardous Waste Disposal - 0.2%
               935    Waste Management, Inc.                                                                                 32,173
Oil - Field Services - 0.8%
             3,835    Halliburton Co.                                                                                       121,723
Oil and Gas Drilling - 0.6%
             1,075    Transocean, Inc. (U.S. Shares)*                                                                        87,828
Oil Companies - Exploration and Production - 3.5%
             2,500    Apache Corp.                                                                                          176,750
             4,240    EnCana Corp. (U.S. Shares)                                                                            214,671
             1,785    EOG Resources, Inc.                                                                                   127,342
                                                                                                                            518,763
Oil Companies - Integrated - 9.6%
             1,985    ConocoPhillips                                                                                        135,675
             3,850    Exxon Mobil Corp.                                                                                     290,483
             7,950    Hess Corp.                                                                                            440,986
             1,745    Marathon Oil Corp.                                                                                    172,458
             4,827    Suncor Energy, Inc.                                                                                   367,303
                                                                                                                          1,406,905
Oil Refining and Marketing - 2.6%
             5,961    Valero Energy Corp.                                                                                   384,425
Pharmacy Services - 0.7%
             1,240    Express Scripts, Inc. - Class A*                                                                      100,093
Retail - Consumer Electronics - 0.9%
             2,727    Best Buy Company, Inc.                                                                                132,859
Retail - Drug Store - 2.5%
            10,700    CVS/Caremark Corp.                                                                                    365,298
Retail - Jewelry - 1.7%
             5,415    Tiffany & Co.                                                                                         246,274
Retail - Regional Department Stores - 1.8%
             6,060    Federated Department Stores, Inc.                                                                     273,003
Steel - Producers - 1.2%
            17,829    Tata Steel, Ltd.                                                                                      184,443
Telecommunication Equipment - Fiber Optics - 1.7%
            11,215    Corning, Inc.*                                                                                        255,029
Therapeutics - 0.8%
             1,350    Gilead Sciences, Inc.*                                                                                103,275
             1,690    Neurocrine Biosciences, Inc.*                                                                          21,125
                                                                                                                            124,400
Transportation - Railroad - 2.3%
             3,620    Canadian National Railway Co. (U.S. Shares)                                                           159,787
             1,770    Union Pacific Corp.                                                                                   179,743
                                                                                                                            339,530
Web Portals/Internet Service Providers - 2.9%
            13,915    Yahoo!, Inc.*                                                                                         435,400
Wireless Equipment - 0.5%
             3,275    Nokia Oyj (ADR)**                                                                                      75,063

------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $12,083,836)                                                                                    14,454,298

------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.5%
           142,500    Janus Institutional Cash Management Fund, 5.37%                                                       142,500
           228,500    Janus Institutional Money Market Fund, 5.30%                                                          228,500

------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $371,000)                                                                                         371,000

------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 0.2%
                29    ConocoPhillips
                      expires January 2009
                      exercise price $70.00                                                                                  27,840
                13    Procter & Gamble Co.
                      expires January 2008
                      exercise price $70.00                                                                                   1,625

------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $32,815)                                                                      29,465


------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $12,487,651) - 100%                                                                    $   14,854,763
====================================================================================================================================



                        Geographic Summary of Investments
                           March 31, 2007 (unaudited)

Country                                              Value       % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Brazil                                             154,778                  1.0%
Canada                                             884,114                  5.9%
Cayman Islands                                     139,743                  0.9%
Finland                                             75,063                  0.5%
France                                             179,927                  1.2%
Germany                                            122,564                  0.8%
India                                              184,443                  1.2%
South Korea                                        127,465                  0.9%
Switzerland                                        480,830                  3.3%
United States***                                12,505,836                 84.3%
--------------------------------------------------------------------------------
                              Total        $    14,854,763                100.0%
                                                ==========                ======

***   Includes Short-Term Securities (81.8% excluding Short-Term Securities)


Forward Currency Contracts,
Open as of March 31, 2007 (unaudited)

                                           Currency     Currency Value    Unrealized
  Currency Sold and Settlement Date       Units Sold       in $ U.S.     Gain/(Loss)
--------------------------------------------------------------------------------------
Euro 6/8/07                                100,000         $ 133,945       $ (3,137)
--------------------------------------------------------------------------------------


Notes to Schedule of Investments (unaudited)

ADR           American Depositary Receipt

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of March 31, 2007 are noted below.

Portfolio                                                       Aggregate Value
-------------------------------------------------------------------------------
Janus Aspen Fundamental Equity Portfolio                          $     377,554

Janus Aspen Global Life Sciences Portfolio


Schedule of Investments (unaudited)


Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 94.9%
Agricultural Chemicals - 2.9%
             4,523    Syngenta A.G.*,**                                                                              $      865,406
Diagnostic Kits - 2.3%
            15,660    Dade Behring Holdings, Inc.                                                                           686,691
Dialysis Centers - 1.1%
             2,250    Fresenius Medical Care A.G. & Co.**                                                                   326,714
Drug Delivery Systems - 2.1%
            15,560    Hospira, Inc.*                                                                                        636,404
Medical - Biomedical and Genetic - 15.5%
            28,010    Acorda Therapeutics, Inc.*                                                                            543,954
             6,976    Advanced Magnetics, Inc.*                                                                             420,444
            15,170    Alexion Pharmaceuticals, Inc.*                                                                        655,951
             6,195    Amgen, Inc.*                                                                                          346,177
            16,665    Celgene Corp.*                                                                                        874,246
            22,430    Exelixis, Inc.*                                                                                       222,954
            37,480    Fibrogen, Inc.*, oo, ss.                                                                              281,100
             6,695    Genentech, Inc.*                                                                                      549,793
            10,330    Genzyme Corp.*                                                                                        620,007
             2,035    Millipore Corp.*                                                                                      147,476
                                                                                                                          4,662,102
Medical - Drugs - 25.4%
            12,290    Achillion Pharmaceuticals, Inc.*                                                                       71,405
            29,475    Adolor Corp.*                                                                                         257,906
            18,565    Cubist Pharmaceuticals, Inc.*                                                                         409,730
            18,115    Dr. Reddy's Laboratories, Ltd. (ADR)                                                                  298,173
            11,365    Eli Lilly and Co.                                                                                     610,414
            17,340    K-V Pharmaceutical Co. - Class A*                                                                     428,818
            26,695    Merck & Company, Inc.                                                                               1,179,118
            14,562    Novartis A.G.**                                                                                       835,264
            12,260    OSI Pharmaceuticals, Inc.*                                                                            404,580
            11,600    Pfizer, Inc.                                                                                          293,016
             8,295    Roche Holding A.G.**                                                                                1,467,657
             5,803    Sanofi-Aventis**                                                                                      504,649
             6,625    Stada Arzneimittel A.G.**                                                                             401,612
             9,060    Wyeth                                                                                                 453,272
                                                                                                                          7,615,614
Medical - HMO - 7.1%
            12,427    Coventry Health Care, Inc.*                                                                           696,533
            10,680    UnitedHealth Group, Inc.                                                                              565,720
            10,895    WellPoint, Inc.*                                                                                      883,584
                                                                                                                          2,145,837
Medical - Nursing Homes - 2.3%
            12,710    Manor Care, Inc.                                                                                      690,916
Medical - Wholesale Drug Distributors - 2.0%
             8,170    Cardinal Health, Inc.                                                                                 596,002
Medical Instruments - 4.3%
             4,985    Beckman Coulter, Inc.                                                                                 318,492
            10,265    Medtronic, Inc.                                                                                       503,600
            12,475    St. Jude Medical, Inc.*                                                                               469,185
                                                                                                                          1,291,277
Medical Products - 4.2%
             4,620    Johnson & Johnson                                                                                     278,401
             1,235    Nobel Biocare Holding A.G.**                                                                          450,237
             9,270    Varian Medical Systems, Inc.*                                                                         442,086
             9,360    Xtent, Inc.*                                                                                          105,113
                                                                                                                          1,275,837
Optical Supplies - 1.9%
             4,430    Alcon, Inc. (U.S. Shares)**                                                                           583,963
Pharmacy Services - 3.8%
             3,600    Express Scripts, Inc. - Class A*                                                                      290,592
            11,865    Medco Health Solutions, Inc.*                                                                         860,568
                                                                                                                          1,151,160
Physician Practice Management - 1.2%
             6,285    Pediatrix Medical Group, Inc.*                                                                        358,622
REIT - Office Property - 1.0%
             2,930    Alexandria Real Estate Equities, Inc.                                                                 294,084
Respiratory Products - 1.7%
            12,375    Respironics, Inc.*                                                                                    519,626
Retail - Drug Store - 3.4%
            29,925    CVS/Caremark Corp.                                                                                  1,021,640
Soap and Cleaning Preparations - 1.7%
             9,581    Reckitt Benckiser PLC**                                                                               498,875
Therapeutics - 11.0%
            10,575    Amylin Pharmaceuticals, Inc.*                                                                         395,082
            12,395    BioMarin Pharmaceutical, Inc.*                                                                        213,938
            13,995    Gilead Sciences, Inc.*                                                                              1,070,617
            17,995    MannKind Corp.*                                                                                       257,329
            24,850    MGI Pharma, Inc.*                                                                                     558,380
            15,375    United Therapeutics Corp.*                                                                            826,867
                                                                                                                          3,322,213

------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $22,577,566)                                                                                    28,542,983

------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 2.3%
Medical - Biomedical and Genetic - 1.1%
            19,083    Cougar Biotechnology, Inc. oo, ss.                                                                    343,494
Medical - Generic Drugs - 0.8%
           267,733    Mediquest Therapeutics oo, ss.                                                                        240,960
Medical Instruments - 0.4%
         1,437,443    GMP Companies, Inc. oo, ss.                                                                           126,782

------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $371,720)                                                                                       711,236

------------------------------------------------------------------------------------------------------------------------------------
Warrants - 0.2%
Medical - Generic Drugs - 0.1%
            64,229    Mediquest Therapeutics - expires 6/15/11 oo, ss.                                                       19,269
Medical Instruments - 0.1%
           697,819    GMP Companies, Inc. - expires 6/1/11 oo, ss.                                                           15,352
           119,524    GMP Companies, Inc. - expires 6/1/11 oo, ss.                                                            5,737
                                                                                                                             21,089

------------------------------------------------------------------------------------------------------------------------------------
Total Warrants (cost $0)                                                                                                     40,358

------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.6%
           316,000    Janus Institutional Cash Management Fund, 5.37%                                                       316,000
           473,152    Janus Institutional Money Market Fund, 5.30%                                                          473,152

------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $789,152)                                                                                         789,152


------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $23,738,438) - 100%                                                                    $   30,083,729
====================================================================================================================================


                        Geographic Summary of Investments
                           March 31, 2007 (unaudited)

Country                                              Value       % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
France                                     $       504,649                  1.7%
Germany                                            728,326                  2.4
India                                              298,173                  1.0
Switzerland                                      4,202,527                 14.0
United Kingdom                                     498,875                  1.6
United States***                                23,851,179                 79.3
--------------------------------------------------------------------------------
                              Total        $    30,083,729                100.0%
                                                ==========                ======

***   Includes Short-Term Securities (76.7% excluding Short-Term Securities)

Forward Currency Contracts,
Open as of March 31, 2007 (unaudited)

Currency Sold and Settlement        Currency Units  Currency Value  Unrealized
            Date                         Sold          in $ U.S.    Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 8/15/07                       57,100   $  112,230     $   (2,225)
Euro 10/17/07                              195,000      262,207         (2,532)
Swiss Franc 6/8/07                         620,000      513,506         (8,208)
Swiss Franc 8/15/07                        370,000      308,056         (2,773)
--------------------------------------------------------------------------------
Total                                                $1,195,999     $  (15,738)

Notes to Schedule of Investments (unaudited)

ADR           American Depositary Receipt

PLC           Public Limited Company

REIT          Real Estate Investment Trust

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates.

oo Schedule of Fair Valued Securities (as of March 31, 2007)

                                                                        Value as a % of
                                                        Value        Investment Securities
---------------------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio
Cougar Biotechnology, Inc.                               $ 343,494            1.1%
Fibrogen, Inc.                                             281,100            0.9%
GMP Companies, Inc.                                        126,782            0.4%
GMP Companies, Inc. - expires 6/1/11                         5,737            0.0%
GMP Companies, Inc. - expires 6/1/11                        15,352            0.1%
Mediquest Therapeutics                                     240,960            0.8%
Mediquest Therapeutics - expires 6/15/11                    19,269            0.1%
---------------------------------------------------------------------------------------------
                                                      $  1,032,694            3.4%

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities
    (as of March 31, 2007)

                                                                                                               Value as % of
                                                               Acquisition     Acquisition                      Investment
                                                                   Date            Cost          Value          Securities
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio
Cougar Biotechnology, Inc. oo                                    3/31/06        $ 85,947      $ 343,494             1.1%
Fibrogen, Inc. oo                                         12/28/04 - 11/08/05    170,534        281,100             0.9%
GMP Companies, Inc. oo                                     5/31/06 -  10/4/06    125,133        126,782             0.4%
GMP Companies, Inc. - expires 6/1/11 oo                          5/31/06              --          5,737             0.0%
GMP Companies, Inc. - expires 6/1/11 oo                    5/31/06 -  10/4/06         --         15,352             0.1%
Mediquest Therapeutics oo                                  5/11/06 -  6/15/06    160,640        240,960             0.8%
Mediquest Therapeutics - expires 6/15/11 oo                5/11/06 -  6/15/06         --         19,269             0.1%
----------------------------------------------------------------------------------------------------------------------------
                                                                                $542,254     $1,032,694             3.4%
============================================================================================================================

The Portfolio has registration rights for certain restricted securities held as of March 31, 2007. The issuer incurs all registration costs.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of March 31, 2007 are noted below.

Portfolio                                                       Aggregate Value
-------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio                        $   5,934,377

Janus Aspen Global Technology Portfolio

Schedule of Investments (unaudited)


Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 90.5%
Advertising Sales - 0.9%
            22,675    Lamar Advertising Co.                                                                          $    1,427,845
Aerospace and Defense - 0.7%
           131,472    BAE Systems PLC**                                                                                   1,190,096
Aerospace and Defense - Equipment - 1.3%
            24,305    Alliant Techsystems, Inc.*,#                                                                        2,136,896
Applications Software - 4.6%
            35,468    Infosys Technologies, Ltd.                                                                          1,647,244
           100,120    Patni Computer Systems Ltd.                                                                           891,670
            42,735    Quest Software, Inc.*                                                                                 695,298
           114,680    Red Hat, Inc.*,**,#                                                                                 2,629,613
            19,570    Salesforce.com, Inc.*,#                                                                               837,987
           103,111    Satyam Computer Services, Ltd.                                                                      1,115,800
                                                                                                                          7,817,612
Audio and Video Products - 2.8%
            92,000    Sony Corp.**                                                                                        4,676,511
Chemicals - Diversified - 1.2%
            18,800    Shin-Etsu Chemical Company, Ltd.**                                                                  1,147,080
             5,039    Wacker Chemie A.G.**                                                                                  876,082
                                                                                                                          2,023,162
Commercial Services - Finance - 0.4%
            21,305    Bankrate, Inc.*,#                                                                                     750,788
Computer Services - 0.9%
            44,970    Ceridian Corp.*                                                                                     1,566,755
Computers - 4.8%
            33,465    Apple, Inc.*                                                                                        3,109,233
            78,630    Hewlett-Packard Co.                                                                                 3,156,209
            13,335    Research In Motion, Ltd. (U.S. Shares)*                                                             1,820,094
                                                                                                                          8,085,536
Computers - Memory Devices - 1.4%
           170,820    EMC Corp.*                                                                                          2,365,857
Computers - Peripheral Equipment - 1.2%
            75,671    Logitech International S.A.*                                                                        2,101,713
Data Processing and Management - 1.5%
            21,940    NAVTEQ Corp.*                                                                                         756,930
            47,495    Paychex, Inc.                                                                                       1,798,636
                                                                                                                          2,555,566
Electric Products - Miscellaneous - 1.1%
           100,000    Sharp Corp.**                                                                                       1,926,341
Electronic Components - Miscellaneous - 3.5%
           837,000    AU Optronics Corp.**                                                                                1,196,365
           325,269    Hon Hai Precision Industry Company, Ltd.**                                                          2,182,090
            63,740    Koninklijke (Royal) Philips Electronics N.V.**                                                      2,434,345
                                                                                                                          5,812,800
Electronic Components - Semiconductors - 14.0%
         1,614,057    ARM Holdings PLC**                                                                                  4,256,128
            51,320    International Rectifier Corp.*,#                                                                    1,960,937
            44,180    IPG Photonics Corp.*                                                                                  848,256
            47,795    Microchip Technology, Inc.**                                                                        1,698,156
           114,375    Microsemi Corp.*,#                                                                                  2,380,144
           142,424    MIPS Technologies, Inc.*,#                                                                          1,271,846
             6,937    Samsung Electronics Company, Ltd.**                                                                 4,151,287
            76,612    Silicon-On-Insulator Technologies (SOITEC)*,**                                                      1,827,823
            98,130    SiRF Technology Holdings, Inc.*,**                                                                  2,724,089
            80,830    Texas Instruments, Inc.**                                                                           2,432,983
                                                                                                                         23,551,649
Electronic Connectors - 0.2%
             6,005    Amphenol Corp. - Class A                                                                              387,743
Electronic Forms - 1.6%
            64,413    Adobe Systems, Inc.*                                                                                2,686,022
Electronic Measuring Instruments - 0.9%
            56,840    Trimble Navigation, Ltd.*                                                                           1,525,586
Energy - Alternate Sources - 3.4%
            13,055    First Solar, Inc.*,**,#                                                                               678,991
            64,430    JA Solar Holdings Company, Ltd. (ADR)*                                                              1,165,539
            53,000    Motech Industries, Inc.**                                                                             738,336
            36,935    SunPower Corp. - Class A*,#                                                                         1,680,542
            42,475    Suntech Power Holdings Company, Ltd. (ADR)*,**                                                      1,470,059
                                                                                                                          5,733,467
Enterprise Software/Services - 3.4%
            83,115    BEA Systems, Inc.*                                                                                    963,303
           141,715    Oracle Corp.*                                                                                       2,569,293
            49,172    SAP A.G.**                                                                                          2,194,574
                                                                                                                          5,727,170
Entertainment Software - 1.1%
            37,735    Electronic Arts, Inc.*                                                                              1,900,335
E-Services/Consulting - 0.8%
            82,030    RightNow Technologies, Inc.*,#                                                                      1,343,651
Internet Connectivity Services - 1.4%
            46,730    NDS Group PLC (ADR)*,**                                                                             2,333,696
Internet Infrastructure Software - 0.9%
            31,245    Akamai Technologies, Inc.*                                                                          1,559,750
Internet Security - 0.9%
            87,835    Symantec Corp.*                                                                                     1,519,546
Machinery - General Industrial - 0.4%
         1,552,000    Shanghai Electric Group Company, Ltd.                                                                 725,002
Medical - Drugs - 1.4%
           106,030    Cubist Pharmaceuticals, Inc.*                                                                       2,340,082
Medical Instruments - 0.8%
            36,570    St. Jude Medical, Inc.*                                                                             1,375,398
Multimedia - 0.5%
            34,580    News Corporation, Inc. - Class A                                                                      799,490
Networking Products - 2.3%
            60,945    Cisco Systems, Inc.*                                                                                1,555,926
           118,805    Juniper Networks, Inc.*                                                                             2,338,082
                                                                                                                          3,894,008
Retail - Computer Equipment - 0.8%
            42,235    GameStop Corp. - Class A*,**                                                                        1,375,594
Retail - Consumer Electronics - 1.8%
            29,375    Best Buy Company, Inc.                                                                              1,431,150
            16,800    Yamada Denki Company, Ltd.**                                                                        1,565,377
                                                                                                                          2,996,527
Semiconductor Components/Integrated Circuits - 6.5%
           152,635    Actions Semiconductor Company, Ltd. (ADR)*                                                          1,127,973
           186,895    Cypress Semiconductor Corp.*                                                                        3,466,901
           128,270    Marvell Technology Group, Ltd.*                                                                     2,156,219
           912,000    Siliconware Precision Industries Co.**                                                              1,708,691
         1,213,740    Taiwan Semiconductor Manufacturing Company, Ltd.**                                                  2,490,419
                                                                                                                         10,950,203
Semiconductor Equipment - 1.8%
            64,102    ASM Lithography Holding N.V. (U.S. Shares)*,**,#                                                    1,586,525
            27,075    KLA-Tencor Corp.#                                                                                   1,443,639
                                                                                                                          3,030,164
Telecommunication Equipment - 0.9%
            36,590    CommScope, Inc.*                                                                                    1,569,711
Telecommunication Equipment - Fiber Optics - 3.1%
           225,990    Corning, Inc.*                                                                                      5,139,013
Telecommunication Services - 4.0%
            91,445    Amdocs, Ltd. (U.S. Shares)*,**                                                                      3,335,914
            75,135    NeuStar, Inc. - Class A*                                                                            2,136,839
            25,870    SAVVIS, Inc.*                                                                                       1,238,656
                                                                                                                          6,711,409
Television - 0.9%
           136,079    British Sky Broadcasting Group PLC**                                                                1,510,293
Web Hosting/Design - 1.3%
            15,825    Equinix, Inc.*,**,#                                                                                 1,355,095
           109,815    Terremark Worldwide, Inc.*,#                                                                          885,109
                                                                                                                          2,240,204
Web Portals/Internet Service Providers - 2.9%
             3,660    Google, Inc. - Class A*                                                                             1,676,866
           103,585    Yahoo!, Inc.*,**                                                                                    3,241,174
                                                                                                                          4,918,040
Wireless Equipment - 6.2%
            48,555    Crown Castle International Corp.*                                                                   1,560,072
            69,075    Nokia Oyj (ADR)**                                                                                   1,583,199
           106,350    QUALCOMM, Inc.                                                                                      4,536,890
            73,155    Telefonaktiebolaget LM Ericsson (ADR)                                                               2,713,319
                                                                                                                         10,393,480
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $120,098,533)                                                                                  152,674,711
------------------------------------------------------------------------------------------------------------------------------------
Equity-Linked Structured Notes - 0.9%
Finance - Investment Bankers/Brokers - 0.9%
             1,586    Goldman Sachs Group, Inc., convertible, (Google, Inc. - Class A), 0% (144A)ss.                        745,317
             1,732    Goldman Sachs Group, Inc., convertible, (Google, Inc. - Class A), 0% (144A)ss.                        812,961
------------------------------------------------------------------------------------------------------------------------------------
Total Equity-Linked Structured Notes (cost $1,598,840)                                                                    1,558,278
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 0.7%
         1,182,000    Janus Institutional Cash Management Fund, 5.37%                                                     1,182,000
                               (cost $1,182,000)
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 8.8%
        14,806,701    State Street Navigator Securities Lending
                      Prime Portfolio++ (cost $14,806,701)                                                               14,806,701
------------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (0.9)%
Computers - (0.5)%
            45,320    Palm, Inc.*                                                                                          (821,652)
Investment Companies - (0.4)%
            18,020    NASDAQ-100 Trust Series 1                                                                            (784,411)
------------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $1,491,029)                                                                        (1,606,063)
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $136,195,045) - 100%                                                                   $  168,615,627
====================================================================================================================================

                  Geographic Summary of Investments
                           March 31, 2007 (unaudited)

Country                                              Value       % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Bermuda                                    $     2,156,219                  1.3%
Canada                                           1,820,094                  1.1%
Cayman Islands                                   2,598,032                  1.5%
China                                            1,890,541                  1.1%
Finland                                          1,583,199                  0.9%
France                                           1,827,823                  1.1%
Germany                                          3,070,656                  1.8%
India                                            3,654,714                  2.2%
Japan                                            9,315,309                  5.5%
Netherlands                                      4,020,870                  2.4%
South Korea                                      4,151,287                  2.5%
Sweden                                           2,713,319                  1.6%
Switzerland                                      2,101,713                  1.3%
Taiwan                                           8,315,901                  4.9%
United Kingdom                                  12,626,127                  7.5%
United States***                               106,769,823                 63.3%
--------------------------------------------------------------------------------
                              Total        $   168,615,627                100.0%
                                               ===========                ======

*** Includes Short-Term and Other Securities (53.8% excluding Short-Term and Other Securities)


Forward Currency Contracts, Open
as of March 31, 2007 (unaudited)


Currency Sold and              Currency          Currency          Unrealized
Settlement Date               Units Sold      Value in $ U.S.      Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 10/17/07              845,000   $     1,659,218    $       (28,368)
Euro 6/8/07                       1,650,000         2,210,088            (51,756)
Japanese Yen 6/8/07             137,000,000         1,173,587             (5,542)
South Korean Won 10/17/07     1,270,000,000         1,357,737            (12,042)
Taiwan Dollar 10/17/07           35,000,000         1,069,857              6,404
--------------------------------------------------------------------------------
Total                                         $     7,470,487    $       (91,304)


Schedule of Written Options - Calls                                       Value
                    Equinix, Inc.
                    expires June 2007
                    101 contracts
                    exercise price $85.00                             $ (59,590)
                    First Solar, Inc.
                    expires September 2007
                    71 contracts
                    exercise price $55.00                               (48,990)
                    GameStop Corp. - Class A
                    expires July 2007
                    290 contracts
                    exercise price $27.50                              (171,100)
                    Microchip Technology, Inc.
                    expires October 2007
                    211 contracts
                    exercise price $40.00                               (22,155)
                    Red Hat, Inc.
                    expires June 2007
                    177 contracts
                    exercise price $25.00                               (11,505)
                    SiRF Technology Holdings, Inc.
                    expires September 2007
                    135 contracts
                    exercise price $32.50                               (33,075)
                    Suntech Power Holdings Company, Ltd. (ADR)
                    expires June 2007
                    216 contracts
                    exercise price $40.00                               (24,840)
                    Yahoo!, Inc.
                    expires July 2007
                    279 contracts
                    exercise price $30.00                               (89,280)
Total Written Options - Calls
                    1480 contracts
                    (premiums received $431,000)                      $(460,535)

Notes to Schedule of Investments (unaudited)

ADR           American Depositary Receipt

PLC           Public Limited Company

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of March 31, 2007.

++ The security is purchased with the cash collateral received from securities on loan.


ss. Schedule of Restricted and Illiquid Securities
    (as of March 31, 2007)

                                                                                                   Value as % of
                                                 Acquisition      Acquisition                       Investment
                                                    Date              Cost            Value         Securities
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio
Goldman Sachs Group, Inc.
  convertible, (Google Corp. - Class A), 0% (144A)  2/1/07      $      848,387     $     812,961       0.5%
Goldman Sachs Group, Inc.
  convertible, (Google Corp. - Class A), 0% (144A)  3/8/07             750,452           745,317       0.4%
-----------------------------------------------------------------------------------------------------------------
                                                                $    1,598,839     $   1,558,278       0.9%
=================================================================================================================


The Portfolio has registration rights for certain restricted securities held as of March 31, 2007. The issuer incurs all registration costs.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of March 31, 2007 are noted below.

Portfolio                                                       Aggregate Value
-------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio                           $  50,320,762

Janus Aspen Growth and Income Portfolio

Schedule of Investments (unaudited)


Shares/Principal/Contract Amounts                                                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 83.1%
Advertising Sales - 1.0%
            13,460    Lamar Advertising Co.                                                                          $      847,576
Aerospace and Defense - 2.4%
            13,975    Boeing Co.                                                                                          1,242,517
            18,425    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                  844,971
                                                                                                                          2,087,488
Applications Software - 0.6%
             7,588    Infosys Technologies, Ltd.                                                                            352,410
            18,624    Satyam Computer Services, Ltd.                                                                        201,537
                                                                                                                            553,947
Building - Residential and Commercial - 0.5%
               610    NVR, Inc.*,#                                                                                          405,650
Casino Hotels - 1.3%
            10,240    Boyd Gaming Corp.                                                                                     487,834
             7,910    Harrah's Entertainment, Inc.                                                                          667,999
                                                                                                                          1,155,833
Coal - 0.9%
            19,425    Peabody Energy Corp.#                                                                                 781,662
Commercial Banks - 0.9%
            24,120    Commerce Bancorp, Inc.                                                                                805,126
Computers - 1.5%
             1,670    Apple, Inc.*                                                                                          155,160
            42,635    Dell, Inc.*                                                                                           989,558
            10,345    Rackable Systems, Inc.*                                                                               175,555
                                                                                                                          1,320,273
Computers - Memory Devices - 2.4%
           150,270    EMC Corp.*                                                                                          2,081,240
Cosmetics and Toiletries - 2.3%
            30,797    Procter & Gamble Co.                                                                                1,945,139
Dental Supplies and Equipment - 0.6%
            31,330    Align Technology, Inc.*                                                                               496,894
Diversified Operations - 3.4%
            69,978    General Electric Co.                                                                                2,474,422
           257,000    Melco International Development, Ltd.                                                                 462,459
                                                                                                                          2,936,881
Electronic Components - Semiconductors - 7.4%
           124,535    Advanced Micro Devices, Inc.*                                                                       1,626,426
            28,410    NVIDIA Corp.*                                                                                         817,640
             1,150    Samsung Electronics Company, Ltd.                                                                     688,191
             4,074    Samsung Electronics Company, Ltd. (GDR)                                                             1,239,515
            68,065    Spansion, Inc. - Class A*                                                                             829,712
            36,671    Texas Instruments, Inc.                                                                             1,103,797
                                                                                                                          6,305,281
Energy - Alternate Sources - 0.5%
            11,605    Suntech Power Holdings Company, Ltd. (ADR)*,#                                                         401,649
Entertainment Software - 1.1%
            18,550    Electronic Arts, Inc.*                                                                                934,178
Finance - Investment Bankers/Brokers - 4.6%
            34,467    Citigroup, Inc.                                                                                     1,769,535
            31,160    JP Morgan Chase & Co.                                                                               1,507,521
            10,715    UBS A.G. (U.S. Shares)**                                                                              636,792
                                                                                                                          3,913,848
Finance - Mortgage Loan Banker - 1.7%
            27,010    Fannie Mae                                                                                          1,474,206
Food - Canned - 0.4%
            11,426    TreeHouse Foods, Inc.*                                                                                348,150
Forestry - 0.9%
            10,715    Weyerhaeuser Co.#                                                                                     800,839
Gold Mining - 0.3%
             8,460    Barrick Gold Corp. (U.S. Shares)                                                                      241,533
Hotels and Motels - 0.8%
             8,690    Four Seasons Hotels, Inc. (U.S. Shares)                                                               697,807
Industrial Automation and Robotics - 1.5%
            21,765    Rockwell Automation, Inc.                                                                           1,303,071
Investment Companies - 0.9%
            31,683    KKR Private Equity Investors L.P. (U.S. Shares) (144A)*,**                                            768,313
Machinery - Construction and Mining - 0.4%
             4,510    Caterpillar, Inc.                                                                                     302,305
Machinery - General Industrial - 0.4%
           720,890    Shanghai Electric Group Company, Ltd.                                                                 336,757
Medical - Biomedical and Genetic - 0.1%
             1,630    Celgene Corp.*                                                                                         85,510
Medical - Drugs - 4.5%
            16,510    Merck & Company, Inc.                                                                                 729,247
            10,500    Roche Holding A.G.**,#                                                                              1,857,794
            14,211    Sanofi-Aventis**,#                                                                                  1,235,838
                                                                                                                          3,822,879
Medical - HMO - 1.2%
            18,740    Coventry Health Care, Inc.*                                                                         1,050,377
Medical Products - 0.5%
             1,135    Nobel Biocare Holding A.G.**                                                                          413,780
Multi-Line Insurance - 0.4%
             5,075    American International Group, Inc.                                                                    341,142
Multimedia - 0.6%
            22,555    News Corporation, Inc. - Class B#                                                                     551,921
Non-Hazardous Waste Disposal - 0.2%
             3,945    Waste Management, Inc.                                                                                135,747
Oil - Field Services - 1.1%
            29,680    Halliburton Co.#                                                                                      942,043
Oil Companies - Exploration and Production - 3.4%
             5,475    Apache Corp.                                                                                          387,083
            38,038    EnCana Corp. (U.S. Shares)                                                                          1,925,864
             7,960    EOG Resources, Inc.                                                                                   567,866
                                                                                                                          2,880,813
Oil Companies - Integrated - 8.1%
            24,055    Exxon Mobil Corp.                                                                                   1,814,950
            40,779    Hess Corp.                                                                                          2,262,010
            21,149    Petro-Canada                                                                                          827,092
            26,331    Suncor Energy, Inc.                                                                                 2,003,619
                                                                                                                          6,907,671
Oil Refining and Marketing - 1.3%
            17,705    Valero Energy Corp.                                                                                 1,141,795
Optical Supplies - 0.4%
             2,295    Alcon, Inc. (U.S. Shares)**                                                                           302,527
Pharmacy Services - 0.6%
             6,765    Express Scripts, Inc. - Class A*                                                                      546,071
Radio - 0.3%
            20,700    XM Satellite Radio Holdings, Inc. - Class A*                                                          267,444
Retail - Apparel and Shoe - 0.9%
            15,375    Nordstrom, Inc.                                                                                       813,953
Retail - Consumer Electronics - 1.0%
            17,367    Best Buy Company, Inc.                                                                                846,120
Retail - Drug Store - 2.5%
            62,325    CVS/Caremark Corp.                                                                                  2,127,776
Retail - Jewelry - 1.4%
            26,130    Tiffany & Co.                                                                                       1,188,392
Retail - Pet Food and Supplies - 1.1%
            28,160    PETsMART, Inc.#                                                                                       928,154
Shipbuilding - 0.9%
            22,180    Daewoo Shipbuilding & Marine Engineering Company, Ltd.                                                814,540
Steel - Producers - 1.3%
           106,249    Tata Steel, Ltd.                                                                                    1,099,157
Super-Regional Banks - 1.4%
            33,435    U.S. Bancorp#                                                                                       1,169,222
Telecommunication Equipment - Fiber Optics - 0.4%
            15,070    Corning, Inc.*                                                                                        342,692
Telecommunication Services - 1.5%
            72,574    Bharti Tele-Ventures, Ltd.*                                                                         1,275,492
Television - 1.5%
           114,111    British Sky Broadcasting Group PLC                                                                  1,266,478
Therapeutics - 0.9%
            14,150    Amylin Pharmaceuticals, Inc.*                                                                         528,644
            17,115    Neurocrine Biosciences, Inc.*                                                                         213,938
                                                                                                                            742,582
Tobacco - 0.9%
             9,130    Altria Group, Inc.                                                                                    801,705
Toys - 1.2%
            38,615    Marvel Entertainment, Inc.*                                                                         1,071,566
Transportation - Services - 0.7%
             8,690    United Parcel Service, Inc. - Class B                                                                 609,169
Web Portals/Internet Service Providers - 2.7%
            74,285    Yahoo!, Inc.*                                                                                       2,324,378
Wireless Equipment - 1.4%
            33,555    Nokia Oyj (ADR)**                                                                                     769,081
             9,485    QUALCOMM, Inc.                                                                                        404,630
                                                                                                                          1,173,711
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $59,340,515)                                                                                    71,230,453
------------------------------------------------------------------------------------------------------------------------------------
Equity-Linked Structured Notes - 8.6%
Finance - Investment Bankers/Brokers - 6.2%
             6,886    Goldman Sachs Group, Inc., convertible, (EOG Resources, Inc., Nordstrom, Inc.,
                      Rockwell Automation, Inc.), 30.20% B                                                                  666,634
           690,000    Lehman Brothers Holdings, Inc., convertible, (Advanced Micro Devices, Inc.,
                      Archer-Daniels-Midland Co., Valero Energy Corp.), 36.01% (144A)ss.                                    663,504
           694,000    Lehman Brothers Holdings, Inc., convertible, (Lennar Corp., QUALCOMM, Inc.,
                      Suntech Power Holdings Company, Ltd. (ADR)), 41.26% (144A)ss.                                         619,673
            11,916    Merrill Lynch & Company, Inc., convertible, (Celgene Corp.), 6.97% (144A)ss.                          629,165
            15,805    Merrill Lynch & Company, Inc., convertible,
                      (Peabody Energy Corp.), 10.50% (144A)ss.                                                              641,367
            19,249    Morgan Stanley Co., convertible, (Archer-Daniels-Midland Co.), 8.07% (144A)ss.                        687,574
             1,371    Morgan Stanley Co., convertible, (Google, Inc. - Class A), 7.15% (144A)ss.                            637,584
            18,877    Morgan Stanley Co., convertible, (QUALCOMM, Inc.), 10.01% (144A)ss.                                   779,619
                                                                                                                          5,325,120
Special Purpose Entity - 2.4%
             8,401    Allegro Investment Corporation S.A., convertible, (Apple, Inc.), 9.08% (144A)**,ss.                   760,621
            30,101    Allegro Investment Corporation S.A., convertible,
                      (Corning, Inc.), 10.40% (144A)**,ss.                                                                  679,229
             7,834    Allegro Investment Corporation S.A., convertible,
                      (Suncor Energy, Inc. (U.S. Shares)), 8.40% (144A)**,ss.                                               591,642
                                                                                                                          2,031,492
------------------------------------------------------------------------------------------------------------------------------------
Total Equity-Linked Structured Notes (cost $7,377,652)                                                                    7,356,612
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.5%
Metal - Diversified - 0.5%
             4,075    Freeport-McMoRan Copper & Gold, Inc., convertible, 6.75% (cost $407,500)                              435,658
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 0.2%
               158    ConocoPhillips, expires January 2009
                       exercise price $70.00                                                                                151,680
               116    Procter & Gamble Co., expires January 2008
                       exercise price $70.00                                                                                 14,500
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $187,236)                                                                    166,180
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 0.7%
           637,035    Janus Institutional Cash Management Fund, 5.37%
                               (cost $637,035)                                                                              637,035
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 6.9%
         5,865,091    State Street Navigator Securities Lending
                        Prime Portfolio++ (cost $5,865,091)                                                               5,865,091
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $73,815,029) - 100%                                                                    $   85,691,029
====================================================================================================================================

                       Geographic Summary of Investments
                           March 31, 2007 (unaudited)


                                                                 % of Investment
Country                                              Value            Securities
--------------------------------------------------------------------------------
Brazil                                     $       844,971                  1.0%
Canada                                           5,695,915                  6.6%
Cayman Islands                                     401,649                  0.5%
China                                              336,757                  0.4%
Finland                                            769,081                  0.9%
France                                           1,235,838                  1.4%
Hong Kong                                          462,459                  0.5%
India                                            2,928,596                  3.4%
Luxembourg                                       2,031,492                  2.4%
Netherlands                                        768,313                  0.9%
South Korea                                      2,742,246                  3.2%
Switzerland                                      3,210,893                  3.8%
United Kingdom                                   1,266,478                  1.5%
United States***                                62,996,341                 73.5%
--------------------------------------------------------------------------------
                              Total        $    85,691,029                100.0%
                                                ==========                ======

*** Includes Short-Term and Other Securities (65.9% excluding Short-Term and Other Securities)


Forward Currency Contracts, Open
as of March 31, 2007 (unaudited)

    Currency Sold and        Currency Units    Currency Value in      Unrealized
     Settlement Date               Sold            $ U.S.             Gain/(Loss)
----------------------------------------------------------------------------------
Euro 6/8/07                           435,000  $        582,660   $        (13,645)
Euro 10/17/07                          85,000           114,295             (1,104)
Swiss Franc 6/8/07                    505,000           418,259             (6,686)
Swiss Franc 8/15/07                   390,000           324,707             (2,922)
----------------------------------------------------------------------------------
Total                                          $      1,439,921   $        (24,357)


Notes to Schedule of Investments (unaudited)

ADR           American Depositary Receipt

GDR           Global Depositary Receipt

PLC           Public Limited Company

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

B     Security is illiquid.

# Loaned security; a portion or all of the security is on loan as of March 31, 2007.

++ The security is purchased with the cash collateral received from securities on loan.

ss.   Schedule of Restricted and Illiquid Securities
       (as of March 31, 2007)

                                                                                                                        Value as a %
                                                                                 Acquisition   Acquisition             of Investment
                                                                                   Date           Cost         Value     Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio
Allegro Investment Corporation S.A., convertible
   (Apple Inc.), 9.08% (144A)                                                      11/7/06     $  678,028   $  760,621      0.9%
Allegro Investment Corporation S.A., convertible
   (Corning, Inc.), 10.40% (144A)                                                   2/6/07        668,543      679,229      0.8%
Allegro Investment Corporation S.A., convertible
   (Suncor Energy, Inc. (U.S. Shares)), 8.40% (144A)                               2/21/07        575,251      591,642      0.7%
Lehman Brothers Holdings, Inc., convertible, (Advanced Micro Devices, Inc.,
   Archer-Daniels-Midland Co., Valero Energy  Corp.), 36.01% (144A)                2/20/07        690,000      663,504      0.8%
Lehman Brothers Holdings, Inc., convertible, (Lennar Corp., QUALCOMM, Inc.,
   Suntech Power Holdings Company, Ltd.), 41.26% (144A)                            12/8/06        694,000      619,673      0.7%
Merrill Lynch & Company, Inc., convertible, (Celgene Corp.), 6.97% (144A)          2/26/07        674,088      629,165      0.7%
Merrill Lynch & Company, Inc. convertible,
   (Peabody Energy Corp.), 10.50% (144A)                                           2/26/07        674,083      641,367      0.8%
Morgan Stanley Co., convertible, (Archer-Daniels-Midland Co.), 8.07% (144A)        2/14/07        667,694      687,574      0.8%
Morgan Stanley Co., convertible, (Google, Inc. - Class A), 7.15% (144A)             2/1/07        668,727      637,584      0.7%
Morgan Stanley Co., convertible, (QUALCOMM, Inc.), 10.01% (144A)                  11/14/06        698,638      779,619      0.9%
                                                                                               $6,689,052   $6,689,978      7.8%
====================================================================================================================================

The Portfolio has registration rights for certain restricted securities held as of March 31, 2007. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of March 31, 2007 are noted below.

Portfolio                                                       Aggregate Value
-------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                           $   5,662,111

Janus Aspen INTECH Risk-Managed Core Portfolio

Schedule of Investments (unaudited)



Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.3%
Advertising Agencies - 0.7%
             1,800    Interpublic Group of Companies, Inc.*                                                          $       22,158
               900    Omnicom Group, Inc.                                                                                    92,142
                                                                                                                            114,300
Aerospace and Defense - 4.2%
             1,400    Boeing Co.                                                                                            124,474
             1,900    General Dynamics Corp.                                                                                145,160
             2,400    Lockheed Martin Corp.                                                                                 232,848
               200    Northrop Grumman Corp.                                                                                 14,844
             2,000    Raytheon Co.                                                                                          104,920
               600    Rockwell Collins, Inc.                                                                                 40,158
                                                                                                                            662,404
Agricultural Chemicals - 0.2%
               700    Monsanto Co.                                                                                           38,472
Agricultural Operations - 0.8%
             3,400    Archer-Daniels-Midland Co.                                                                            124,780
Apparel Manufacturers - 1.0%
               400    Coach, Inc.*                                                                                           20,020
               200    Jones Apparel Group, Inc.                                                                               6,146
               100    Liz Claiborne, Inc.                                                                                     4,285
               300    Polo Ralph Lauren Corp.                                                                                26,445
             1,200    VF Corp.                                                                                               99,144
                                                                                                                            156,040
Applications Software - 0.3%
             2,000    Intuit, Inc.*                                                                                          54,720
Athletic Footwear - 0.1%
               200    NIKE, Inc. - Class B                                                                                   21,252
Automotive - Cars and Light Trucks - 0.9%
             4,500    General Motors Corp.                                                                                  137,880
Automotive - Medium and Heavy Duty Trucks - 0.6%
             1,300    PACCAR, Inc.                                                                                           95,420
Automotive - Truck Parts and Equipment - Original - 0.6%
             1,100    Johnson Controls, Inc.                                                                                104,082
Beverages - Non-Alcoholic - 1.2%
               500    Coca-Cola Co.                                                                                          24,000
               300    Pepsi Bottling Group, Inc.                                                                              9,567
             2,400    PepsiCo, Inc.                                                                                         152,544
                                                                                                                            186,111
Beverages - Wine and Spirits - 0%
               100    Constellation Brands, Inc. - Class A*                                                                   2,118
Brewery - 0.5%
               800    Anheuser-Busch Companies, Inc.                                                                         40,368
               500    Molson Coors Brewing Co. - Class B                                                                     47,310
                                                                                                                             87,678
Broadcast Services and Programming - 0.2%
             1,000    Clear Channel Communications, Inc.                                                                     35,040
Cable Television - 2.4%
             8,300    Comcast Corp. - Class A*                                                                              215,385
             7,600    DIRECTV Group, Inc.*                                                                                  175,332
                                                                                                                            390,717
Casino Services - 1.1%
             4,600    International Game Technology                                                                         185,748
Chemicals - Diversified - 0%
               100    E.I. du Pont de Nemours and Co.                                                                         4,943
Chemicals - Specialty - 1.2%
               100    Ashland, Inc.                                                                                           6,560
             2,100    Ecolab, Inc.                                                                                           90,300
             1,500    Hercules, Inc.*                                                                                        29,310
             1,000    International Flavors & Fragrances, Inc.                                                               47,220
               600    Sigma-Aldrich Corp.                                                                                    24,912
                                                                                                                            198,302
Coatings and Paint Products - 0.4%
             1,100    Sherwin-Williams Co.                                                                                   72,644
Commercial Banks - 0.7%
               300    BB&T Corp.                                                                                             12,306
             1,200    Compass Bancshares, Inc.                                                                               82,560
               398    Regions Financial Corp.                                                                                14,077
                                                                                                                            108,943
Commercial Services - 0.3%
             1,800    Convergys Corp.*                                                                                       45,738
Commercial Services - Finance - 0%
               100    Moody's Corp.                                                                                           6,206
Computer Services - 0.5%
             1,000    Cognizant Technology Solutions Corp.*                                                                  88,270
Computers - 1.3%
               400    Apple, Inc.*                                                                                           37,164
             4,400    Hewlett-Packard Co.                                                                                   176,616
                                                                                                                            213,780
Computers - Memory Devices - 0.1%
               500    Network Appliance, Inc.*                                                                               18,260
Computers - Peripheral Equipment - 0.5%
             1,300    Lexmark International Group, Inc. - Class A*                                                           75,998
Consumer Products - Miscellaneous - 0.4%
               400    Clorox Co.                                                                                             25,476
               500    Kimberly-Clark Corp.                                                                                   34,245
                                                                                                                             59,721
Containers - Paper and Plastic - 0.4%
               200    Bemis Company, Inc.                                                                                     6,678
             1,800    Pactiv Corp.*                                                                                          60,732
                                                                                                                             67,410
Cosmetics and Toiletries - 3.1%
               800    Avon Products, Inc.                                                                                    29,808
             3,500    Colgate-Palmolive Co.                                                                                 233,765
               100    Estee Lauder Companies, Inc. - Class A                                                                  4,885
             3,727    Procter & Gamble Co.                                                                                  235,397
                                                                                                                            503,855
Data Processing and Management - 0.4%
               700    Automatic Data Processing, Inc.                                                                        33,880
               500    Fiserv, Inc.*                                                                                          26,530
                                                                                                                             60,410
Disposable Medical Products - 0.3%
               600    C.R. Bard, Inc.                                                                                        47,706
Diversified Operations - 0.7%
               300    Cooper Industries, Ltd. - Class A                                                                      13,497
               100    Danaher Corp.                                                                                           7,145
             2,800    General Electric Co.                                                                                   99,008
                                                                                                                            119,650
E-Commerce/Products - 0%
               100    Amazon.com, Inc.*                                                                                       3,979
E-Commerce/Services - 0.3%
             1,200    IAC/InterActiveCorp*                                                                                   45,252
Electric - Generation - 0.9%
             6,900    AES Corp.*                                                                                            148,488
Electric - Integrated - 7.2%
             2,000    Allegheny Energy, Inc.*                                                                                98,280
             1,000    American Electric Power Company, Inc.                                                                  48,750
             3,600    CenterPoint Energy, Inc.                                                                               64,584
             1,300    CMS Energy Corp.                                                                                       23,140
               100    Consolidated Edison, Inc.                                                                               5,106
               600    Constellation Energy Group, Inc.                                                                       52,170
               200    Dominion Resources, Inc.                                                                               17,754
               200    DTE Energy Co.                                                                                          9,580
               300    Duke Energy Corp.                                                                                       6,087
               100    Edison International                                                                                    4,913
             1,000    Entergy Corp.                                                                                         104,920
               500    Exelon Corp.                                                                                           34,355
             2,500    FirstEnergy Corp.                                                                                     165,599
             2,100    FPL Group, Inc.                                                                                       128,457
               312    Integrys Energy Group, Inc.                                                                            17,319
             2,700    PG&E Corp.                                                                                            130,329
             1,100    Pinnacle West Capital Corp.                                                                            53,075
               700    PPL Corp.                                                                                              28,630
               100    Southern Co.                                                                                            3,665
               900    TXU Corp.                                                                                              57,690
             3,500    Xcel Energy, Inc.                                                                                      86,415
                                                                                                                          1,140,818
Electric Products - Miscellaneous - 0.1%
               200    Emerson Electric Co.                                                                                    8,618
Electronic Components - Semiconductors - 0.5%
             2,900    NVIDIA Corp.*                                                                                          83,462
               100    QLogic Corp.*                                                                                           1,700
                                                                                                                             85,162
Engines - Internal Combustion - 0.3%
               300    Cummins, Inc.                                                                                          43,416
Enterprise Software/Services - 1.6%
             2,800    BMC Software, Inc.*                                                                                    86,212
             9,176    Oracle Corp.*                                                                                         166,361
                                                                                                                            252,573
Fiduciary Banks - 0.8%
               400    Bank of New York Company, Inc.                                                                         16,220
             1,900    Mellon Financial Corp.                                                                                 81,966
               300    Northern Trust Corp.                                                                                   18,042
               200    State Street Corp.                                                                                     12,950
                                                                                                                            129,178
Filtration and Separations Products - 0%
               100    Pall Corp.                                                                                              3,800
Finance - Investment Bankers/Brokers - 3.5%
               300    Bear Stearns Companies, Inc.                                                                           45,105
             1,800    Citigroup, Inc.                                                                                        92,412
               900    Goldman Sachs Group, Inc.                                                                             185,967
             1,900    JP Morgan Chase & Co.                                                                                  91,922
               200    Lehman Brothers Holdings, Inc.                                                                         14,014
               700    Merrill Lynch & Company, Inc.                                                                          57,169
             1,100    Morgan Stanley Co.                                                                                     86,636
                                                                                                                            573,225
Finance - Other Services - 0.3%
               100    Chicago Mercantile Exchange Holdings, Inc.                                                             53,246
Financial Guarantee Insurance - 0.2%
               400    Ambac Financial Group, Inc.                                                                            34,556
               100    MBIA, Inc.                                                                                              6,549
                                                                                                                             41,105
Food - Dairy Products - 0.1%
               200    Dean Foods Co.                                                                                          9,348
Food - Diversified - 3.3%
             2,700    Campbell Soup Co.                                                                                     105,165
             3,600    ConAgra Foods, Inc.                                                                                    89,676
             1,600    General Mills, Inc.                                                                                    93,152
             3,000    H.J. Heinz Co.                                                                                        141,360
               800    Kellogg Co.                                                                                            41,144
             1,500    McCormick & Company, Inc.                                                                              57,780
                                                                                                                            528,277
Food - Meat Products - 0.2%
             1,800    Tyson Foods, Inc. - Class A                                                                            34,938
Food - Retail - 2.1%
             5,100    Kroger Co.                                                                                            144,075
             5,300    Safeway, Inc.                                                                                         194,192
                                                                                                                            338,267
Food - Wholesale/Distribution - 0.3%
               600    Supervalu, Inc.                                                                                        23,442
               700    Sysco Corp.                                                                                            23,681
                                                                                                                             47,123
Gas - Distribution - 0.7%
             1,400    KeySpan Corp.                                                                                          57,610
               100    Nicor, Inc.                                                                                             4,842
               600    NiSource, Inc.                                                                                         14,664
               500    Sempra Energy Co.                                                                                      30,505
                                                                                                                            107,621
Home Decoration Products - 0.4%
             2,200    Newell Rubbermaid, Inc.                                                                                68,398
Hotels and Motels - 0.9%
             2,200    Hilton Hotels Corp.                                                                                    79,112
             1,400    Marriott International, Inc. - Class A                                                                 68,544
                                                                                                                            147,656
Instruments - Scientific - 1.6%
             2,400    Applera Corp. - Applied Biosystems Group                                                               70,968
             3,700    Thermo Electron Corp.*                                                                                172,975
               300    Waters Corp.*                                                                                          17,400
                                                                                                                            261,343
Internet Security - 0.1%
             1,100    Symantec Corp.*                                                                                        19,030
Investment Management and Advisory Services - 0.7%
               800    Ameriprise Financial, Inc.                                                                             45,712
               300    Franklin Resources, Inc.                                                                               36,249
               500    T. Rowe Price Group, Inc.                                                                              23,595
                                                                                                                            105,556
Life and Health Insurance - 1.3%
               100    CIGNA Corp.                                                                                            14,266
               658    Lincoln National Corp.                                                                                 44,606
             1,500    Principal Financial Group, Inc.                                                                        89,805
               100    Prudential Financial, Inc.                                                                              9,026
               700    Torchmark Corp.                                                                                        45,913
                                                                                                                            203,616
Machinery - Construction and Mining - 0.4%
               800    Terex Corp.*                                                                                           57,408
Machinery - Farm - 0.3%
               400    Deere & Co.                                                                                            43,456
Medical - Biomedical and Genetic - 0.7%
             2,300    Celgene Corp.*                                                                                        120,658
Medical - Drugs - 3.6%
               700    Abbott Laboratories                                                                                    39,060
               800    Allergan, Inc.                                                                                         88,656
               700    Bristol-Myers Squibb Co.                                                                               19,432
             1,200    Forest Laboratories, Inc.*                                                                             61,728
             7,300    Merck & Company, Inc.                                                                                 322,441
               200    Pfizer, Inc.                                                                                            5,052
             1,300    Schering-Plough Corp.                                                                                  33,163
               400    Wyeth                                                                                                  20,012
                                                                                                                            589,544
Medical - HMO - 0.4%
             1,100    Humana, Inc.*                                                                                          63,822
Medical - Nursing Homes - 0.3%
               800    Manor Care, Inc.                                                                                       43,488
Medical - Wholesale Drug Distributors - 0.3%
               800    AmerisourceBergen Corp.                                                                                42,200
Medical Information Systems - 0%
               100    IMS Health, Inc.                                                                                        2,966
Medical Labs and Testing Services - 0.8%
             1,700    Laboratory Corporation of America Holdings*                                                           123,471
               200    Quest Diagnostics, Inc.                                                                                 9,974
                                                                                                                            133,445
Medical Products - 1.7%
             1,500    Baxter International, Inc.                                                                             79,005
               400    Becton, Dickinson and Co.                                                                              30,756
             1,500    Johnson & Johnson                                                                                      90,390
               700    Stryker Corp.                                                                                          46,424
               100    Varian Medical Systems, Inc.*                                                                           4,769
               200    Zimmer Holdings, Inc.*                                                                                 17,082
                                                                                                                            268,426
Metal - Diversified - 0.4%
               972    Freeport-McMoRan Copper & Gold, Inc. - Class B                                                         64,337
Motorcycle and Motor Scooter Manufacturing - 0.8%
             2,100    Harley-Davidson, Inc.                                                                                 123,375
Multi-Line Insurance - 1.9%
               400    Allstate Corp.                                                                                         24,024
               200    Genworth Financial, Inc. - Class A                                                                      6,988
             5,100    Loews Corp.                                                                                           231,693
               700    MetLife, Inc.                                                                                          44,205
                                                                                                                            306,910
Multimedia - 2.9%
             1,300    McGraw-Hill Companies, Inc.                                                                            81,744
             9,000    News Corporation, Inc. - Class A                                                                      208,080
             1,900    Time Warner, Inc.                                                                                      37,468
             4,000    Walt Disney Co.                                                                                       137,720
                                                                                                                            465,012
Networking Products - 0.7%
             4,600    Cisco Systems, Inc.*                                                                                  117,438
Non-Hazardous Waste Disposal - 0.4%
               800    Allied Waste Industries, Inc.*                                                                         10,072
             1,500    Waste Management, Inc.                                                                                 51,615
                                                                                                                             61,687
Oil - Field Services - 0%
               100    Schlumberger, Ltd. (U.S. Shares)                                                                        6,910
Oil Companies - Integrated - 2.0%
               565    Chevron Corp.                                                                                          41,787
             2,800    Exxon Mobil Corp.                                                                                     211,261
               670    Marathon Oil Corp.                                                                                     66,216
                                                                                                                            319,264
Paper and Related Products - 0%
               100    Temple-Inland, Inc.                                                                                     5,974
Pharmacy Services - 0.2%
               517    Medco Health Solutions, Inc.*                                                                          37,498
Pipelines - 0.2%
               300    Kinder Morgan, Inc.                                                                                    31,935
               150    Spectra Energy Corp.                                                                                    3,941
               100    Williams Companies, Inc.                                                                                2,846
                                                                                                                             38,722
Property and Casualty Insurance - 0.6%
               400    Chubb Corp.                                                                                            20,668
               600    SAFECO Corp.                                                                                           39,858
               800    Travelers Companies, Inc.                                                                              41,416
                                                                                                                            101,942
Quarrying - 0.1%
               100    Vulcan Materials Co.                                                                                   11,648
Real Estate Management/Services - 0.3%
             1,300    CB Richard Ellis Group, Inc.*                                                                          44,434
REIT - Apartments - 1.8%
             1,200    Apartment Investment & Management Co. - Class A                                                        69,228
             1,800    Archstone-Smith Trust, Inc.                                                                            97,704
               200    Avalonbay Communities, Inc.                                                                            26,000
             2,100    Equity Residential Properties Trust                                                                   101,283
                                                                                                                            294,215
REIT - Diversified - 0.9%
             1,200    Vornado Realty Trust                                                                                  143,208
REIT - Hotels - 0.1%
               700    Host Marriott Corp.                                                                                    18,417
REIT - Office Property - 1.1%
             1,500    Boston Properties, Inc.                                                                               176,100
REIT - Regional Malls - 0.2%
               300    Simon Property Group, Inc.                                                                             33,375
REIT - Shopping Centers - 0.6%
               100    Developers Diversified Realty Corp.                                                                     6,290
             1,900    Kimco Realty Corp.                                                                                     92,606
                                                                                                                             98,896
REIT - Storage - 0.4%
               600    Public Storage, Inc.                                                                                   56,802
REIT - Warehouse and Industrial - 0.2%
               600    ProLogis                                                                                               38,958
Retail - Apparel and Shoe - 0.5%
               100    Abercrombie & Fitch Co. - Class A                                                                       7,568
             1,600    Limited, Inc.                                                                                          41,696
               600    Nordstrom, Inc.                                                                                        31,764
                                                                                                                             81,028
Retail - Auto Parts - 0.2%
               300    AutoZone, Inc.*                                                                                        38,442
Retail - Consumer Electronics - 0.1%
               600    RadioShack Corp.                                                                                       16,218
Retail - Discount - 0.7%
             1,200    Big Lots, Inc.*                                                                                        37,536
               200    Costco Wholesale Corp.                                                                                 10,768
               200    Dollar General Corp.                                                                                    4,230
               500    Family Dollar Stores, Inc.                                                                             14,810
             2,000    TJX Companies, Inc.                                                                                    53,920
                                                                                                                            121,264
Retail - Drug Store - 0.2%
             1,002    CVS/Caremark Corp.                                                                                     34,208
Retail - Major Department Stores - 1.8%
             2,000    J.C. Penney Company, Inc.                                                                             164,320
               700    Sears Holdings Corp.*                                                                                 126,112
                                                                                                                            290,432
Retail - Office Supplies - 0.7%
             1,800    Office Depot, Inc.*                                                                                    63,252
             1,000    OfficeMax, Inc.                                                                                        52,740
                                                                                                                            115,992
Retail - Regional Department Stores - 1.4%
               800    Dillard's, Inc. - Class A                                                                              26,184
                 4    Federated Department Stores, Inc.                                                                         180
             2,600    Kohl's Corp.*                                                                                         199,186
                                                                                                                            225,550
Retail - Restaurants - 0.9%
             2,000    McDonald's Corp.                                                                                       90,100
               500    Starbucks Corp.*                                                                                       15,680
               700    Wendy's International, Inc.                                                                            21,910
               200    Yum! Brands, Inc.                                                                                      11,552
                                                                                                                            139,242
Rubber - Tires - 0.3%
             1,600    Goodyear Tire & Rubber Co.*                                                                            49,904
Savings/Loan/Thrifts - 0.2%
               400    Hudson City Bancorp, Inc.                                                                               5,472
               800    Sovereign Bancorp, Inc.                                                                                20,352
                                                                                                                             25,824
Semiconductor Equipment - 0.1%
               600    Novellus Systems, Inc.*                                                                                19,212
Steel - Producers - 0.9%
             2,100    Nucor Corp.                                                                                           136,773
               100    United States Steel Corp.                                                                               9,917
                                                                                                                            146,690
Steel - Specialty - 0.8%
             1,200    Allegheny Technologies, Inc.                                                                          128,028
Super-Regional Banks - 2.7%
             4,376    Bank of America Corp.                                                                                 223,264
               100    National City Corp.                                                                                     3,725
             1,100    PNC Bank Corp.                                                                                         79,167
               200    SunTrust Banks, Inc.                                                                                   16,608
             1,400    U.S. Bancorp                                                                                           48,958
             1,800    Wells Fargo & Co.                                                                                      61,974
                                                                                                                            433,696
Telecommunication Equipment - 0.1%
             1,100    Avaya, Inc.*                                                                                           12,991
Telecommunication Services - 0%
               100    Embarq Corp.                                                                                            5,635
Telephone - Integrated - 4.8%
            15,272    AT&T, Inc.                                                                                            602,175
             1,400    CenturyTel, Inc.                                                                                       63,266
               500    Citizens Communications Co.                                                                             7,475
               600    Verizon Communications, Inc.                                                                           22,752
             4,913    Windstream Corp.                                                                                       72,172
                                                                                                                            767,840
Television - 0.3%
             1,400    CBS Corp. - Class B                                                                                    42,826
Therapeutics - 0.3%
               600    Gilead Sciences, Inc.*                                                                                 45,900
Tobacco - 2.4%
             1,600    Altria Group, Inc.                                                                                    140,496
             2,200    Reynolds American, Inc.                                                                               137,302
             2,000    UST, Inc.                                                                                             115,960
                                                                                                                            393,758
Tools - Hand Held - 0.1%
               500    Snap-On, Inc.                                                                                          24,050
Toys - 1.1%
             2,000    Hasbro, Inc.                                                                                           57,240
             4,500    Mattel, Inc.                                                                                          124,065
                                                                                                                            181,305
Transportation - Railroad - 0.8%
             2,200    CSX Corp.                                                                                              88,110
               400    Union Pacific Corp.                                                                                    40,620
                                                                                                                            128,730
Transportation - Services - 0.2%
               200    C.H. Robinson Worldwide, Inc.                                                                           9,550
               300    Ryder System, Inc.                                                                                     14,802
                                                                                                                             24,352
Travel Services - 0.3%
             1,600    Sabre Group Holdings, Inc.                                                                             52,400
Web Portals/Internet Service Providers - 0.6%
               200    Google, Inc. - Class A*                                                                                91,632

------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $13,958,215)                                                                                    16,056,315

------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.7%
            38,000    Janus Institutional Cash Management Fund, 5.37%                                                        38,000
            83,000    Janus Institutional Money Market Fund, 5.30%                                                           83,000

------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $121,000)                                                                                         121,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $14,079,215) - 100%                                                                    $   16,177,315
====================================================================================================================================


                        Geographic Summary of Investments
                           March 31, 2007 (unaudited)

                                                     Value      % of Investment
Country                                                              Securities
-------------------------------------------------------------------------------
Bermuda                                    $        13,497                 0.1%
Netherlands                                          6,910                 0.0%
United States++                                 16,156,908                99.9%
-------------------------------------------------------------------------------
Total                                      $    16,177,315               100.0%
                                                ==========               ======

++    Includes Short-Term Securities (99.2% excluding Short-Term Securities)



Notes to Schedule of Investments (unaudited)

REIT          Real Estate Investment Trust

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

*     Non-income-producing security.


Janus Aspen INTECH Risk-Managed Growth Portfolio


Schedule of Investments (unaudited)



Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.0%
Advertising Agencies - 0.7%
               700    Interpublic Group of Companies, Inc.*                                                          $        8,617
               600    Omnicom Group, Inc.                                                                                    61,428
                                                                                                                             70,045
Advertising Sales - 0.3%
               500    Lamar Advertising Co.                                                                                  31,485
Aerospace and Defense - 2.0%
               700    Boeing Co.                                                                                             62,237
               900    Lockheed Martin Corp.                                                                                  87,318
               100    Northrop Grumman Corp.                                                                                  7,422
               700    Raytheon Co.                                                                                           36,722
               300    Rockwell Collins, Inc.                                                                                 20,079
                                                                                                                            213,778
Aerospace and Defense - Equipment - 0.1%
               200    United Technologies Corp.                                                                              13,000
Agricultural Chemicals - 0.1%
               100    Monsanto Co.                                                                                            5,496
Airlines - 1.0%
               800    AMR Corp.*                                                                                             24,360
             1,500    Continental Airlines, Inc. - Class B*                                                                  54,585
               300    Southwest Airlines Co.                                                                                  4,410
               500    US Airways Group, Inc.*                                                                                22,740
                                                                                                                            106,095
Apparel Manufacturers - 0.5%
               300    Coach, Inc.*                                                                                           15,015
               300    Hanesbrands, Inc.*                                                                                      8,817
               300    Polo Ralph Lauren Corp.                                                                                26,445
                                                                                                                             50,277
Applications Software - 2.0%
             1,700    Intuit, Inc.*                                                                                          46,512
             5,300    Microsoft Corp.                                                                                       147,711
               300    Salesforce.com, Inc.*                                                                                  12,846
                                                                                                                            207,069
Athletic Footwear - 0.1%
               100    NIKE, Inc. - Class B                                                                                   10,626
Automotive - Medium and Heavy Duty Trucks - 0.5%
               100    Oshkosh Truck Corp.                                                                                     5,300
               700    PACCAR, Inc.                                                                                           51,380
                                                                                                                             56,680
Automotive - Truck Parts and Equipment - Original - 0.4%
               400    Johnson Controls, Inc.                                                                                 37,848
Batteries and Battery Systems - 0.5%
               600    Energizer Holdings, Inc.*                                                                              51,198
Beverages - Non-Alcoholic - 1.9%
             1,100    Coca-Cola Co.                                                                                          52,800
               500    Hansen Natural Corp.*                                                                                  18,940
               600    Pepsi Bottling Group, Inc.                                                                             19,134
             1,800    PepsiCo, Inc.                                                                                         114,408
                                                                                                                            205,282
Beverages - Wine and Spirits - 0.3%
               400    Brown-Forman Corp. - Class B                                                                           26,224
               100    Constellation Brands, Inc. - Class A*                                                                   2,118
                                                                                                                             28,342
Brewery - 0.7%
             1,400    Anheuser-Busch Companies, Inc.                                                                         70,644
Broadcast Services and Programming - 0.6%
               100    Discovery Holding Co. - Class A*                                                                        1,913
             1,800    Liberty Global, Inc. - Class A*                                                                        59,274
                                                                                                                             61,187
Building Products - Air and Heating - 0.1%
               100    American Standard Companies, Inc.                                                                       5,302
Cable Television - 3.3%
             1,600    Cablevision Systems New York Group - Class A                                                           48,688
             4,650    Comcast Corp. - Class A*                                                                              120,668
             6,100    DIRECTV Group, Inc.*                                                                                  140,727
             1,000    EchoStar Communications Corp. - Class A*                                                               43,430
                                                                                                                            353,513
Casino Hotels - 1.2%
               500    Las Vegas Sands Corp.*                                                                                 43,305
               600    MGM Mirage*                                                                                            41,712
               400    Wynn Resorts, Ltd.                                                                                     37,944
                                                                                                                            122,961
Casino Services - 1.1%
             3,000    International Game Technology                                                                         121,140
Cellular Telecommunications - 0.1%
               200    Leap Wireless International, Inc.*                                                                     13,196
Chemicals - Diversified - 0.4%
               400    Celanese Corp. - Class A                                                                               12,336
               400    E.I. du Pont de Nemours and Co.                                                                        19,772
               100    PPG Industries, Inc.                                                                                    7,031
                                                                                                                             39,139
Chemicals - Specialty - 1.4%
               100    Cabot Corp.                                                                                             4,773
             1,700    Ecolab, Inc.                                                                                           73,100
               900    International Flavors & Fragrances, Inc.                                                               42,498
               600    Sigma-Aldrich Corp.                                                                                    24,912
                                                                                                                            145,283
Coatings and Paint Products - 0.4%
               700    Sherwin-Williams Co.                                                                                   46,228
Commercial Banks - 0.2%
               100    Commerce Bancorp, Inc.                                                                                  3,338
               500    Synovus Financial Corp.                                                                                16,170
               100    TCF Financial Corp.                                                                                     2,636
                                                                                                                             22,144
Commercial Services - 0.8%
             1,200    Alliance Data Systems Corp.*                                                                           73,944
               100    Convergys Corp.*                                                                                        2,541
               200    Iron Mountain, Inc.*                                                                                    5,226
               300    Quanta Services, Inc.*                                                                                  7,566
                                                                                                                             89,277
Commercial Services - Finance - 0.5%
               600    Moody's Corp.                                                                                          37,236
               500    Western Union Co.                                                                                      10,975
                                                                                                                             48,211
Computer Services - 1.1%
               100    Ceridian Corp.*                                                                                         3,484
               600    Cognizant Technology Solutions Corp.*                                                                  52,962
               400    DST Systems, Inc.*                                                                                     30,080
               500    FactSet Research Systems, Inc.                                                                         31,425
                                                                                                                            117,951
Computers - 1.4%
               300    Apple, Inc.*                                                                                           27,873
             2,400    Hewlett-Packard Co.                                                                                    96,336
               200    IBM Corp.                                                                                              18,852
                                                                                                                            143,061
Computers - Integrated Systems - 0.2%
               300    Diebold, Inc.                                                                                          14,313
               100    NCR Corp.*                                                                                              4,777
                                                                                                                             19,090
Computers - Memory Devices - 0.1%
               400    Network Appliance, Inc.*                                                                               14,608
Computers - Peripheral Equipment - 0.6%
             1,000    Lexmark International Group, Inc. - Class A*                                                           58,460
Consulting Services - 0.1%
               100    Corporate Executive Board Co.                                                                           7,596
Consumer Products - Miscellaneous - 0.6%
               100    Jarden Corp.*                                                                                           3,830
               800    Kimberly-Clark Corp.                                                                                   54,792
                                                                                                                             58,622
Containers - Metal and Glass - 0.1%
               200    Crown Holdings, Inc.*                                                                                   4,892
               400    Owens-Illinois, Inc.*                                                                                  10,308
                                                                                                                             15,200
Containers - Paper and Plastic - 0.6%
             1,900    Pactiv Corp.*                                                                                          64,106
Cosmetics and Toiletries - 3.7%
               200    Alberto-Culver Co.                                                                                      4,576
               700    Avon Products, Inc.                                                                                    26,082
             2,100    Colgate-Palmolive Co.                                                                                 140,259
               200    Estee Lauder Companies, Inc. - Class A                                                                  9,770
             3,342    Procter & Gamble Co.                                                                                  211,080
                                                                                                                            391,767
Data Processing and Management - 1.5%
               800    Automatic Data Processing, Inc.                                                                        38,720
               100    Dun & Bradstreet Corp.                                                                                  9,120
               100    First Data Corp.                                                                                        2,690
               500    Fiserv, Inc.*                                                                                          26,530
               100    MasterCard, Inc. - Class A                                                                             10,624
               100    MoneyGram International, Inc.                                                                           2,776
               500    Paychex, Inc.                                                                                          18,935
               800    SEI Investments Co.                                                                                    48,184
                                                                                                                            157,579
Dental Supplies and Equipment - 0.2%
               500    Dentsply International, Inc.                                                                           16,375
Diagnostic Kits - 0.2%
               200    IDEXX Laboratories, Inc.*                                                                              17,526
Disposable Medical Products - 0.4%
               500    C.R. Bard, Inc.                                                                                        39,755
Distribution/Wholesale - 0.1%
               100    CDW Corp.                                                                                               6,143
Diversified Operations - 3.0%
               300    Brink's Co.                                                                                            19,035
               300    Carlisle Companies, Inc.                                                                               12,879
               300    Danaher Corp.                                                                                          21,435
               400    Dover Corp.                                                                                            19,524
             6,800    General Electric Co.                                                                                  240,448
               100    Honeywell International, Inc.                                                                           4,606
               100    Leggett & Platt, Inc.                                                                                   2,267
                                                                                                                            320,194
E-Commerce/Products - 0.2%
               200    Amazon.com, Inc.*                                                                                       7,958
               300    Nutri/System, Inc.*                                                                                    15,723
                                                                                                                             23,681
E-Commerce/Services - 0.6%
             1,800    Emdeon Corp.*                                                                                          27,234
               100    Expedia, Inc.*                                                                                          2,318
               500    IAC/InterActiveCorp*                                                                                   18,855
               800    Liberty Media Corp. - Interactive*                                                                     19,056
                                                                                                                             67,463
Electric - Generation - 0.5%
             2,300    AES Corp.*                                                                                             49,496
Electric - Integrated - 1.5%
             1,200    Allegheny Energy, Inc.*                                                                                58,968
               200    Constellation Energy Group, Inc.                                                                       17,390
               800    Exelon Corp.                                                                                           54,968
               400    TXU Corp.                                                                                              25,640
                                                                                                                            156,966
Electric Products - Miscellaneous - 0.7%
             1,300    Emerson Electric Co.                                                                                   56,017
               500    Molex, Inc.                                                                                            14,100
                                                                                                                             70,117
Electronic Components - Semiconductors - 0.9%
             1,600    Agere Systems, Inc.*                                                                                   36,192
               600    Intel Corp.                                                                                            11,478
               100    MEMC Electronic Materials, Inc.*                                                                        6,058
               100    Micron Technology, Inc.*                                                                                1,208
               900    NVIDIA Corp.*                                                                                          25,902
               900    QLogic Corp.*                                                                                          15,300
                                                                                                                             96,138
Electronic Connectors - 0.2%
               400    Amphenol Corp. - Class A                                                                               25,828
Electronic Forms - 0%
                80    Adobe Systems, Inc.*                                                                                    3,336
Electronic Measuring Instruments - 0.1%
               500    Trimble Navigation, Ltd.*                                                                              13,420
Electronic Parts Distributors - 0.1%
               200    Avnet, Inc.*                                                                                            7,228
Energy - Alternate Sources - 0.2%
             1,100    Covanta Holding Corp.*                                                                                 24,398
Engines - Internal Combustion - 0.3%
               200    Cummins, Inc.                                                                                          28,944
Enterprise Software/Services - 1.6%
             2,500    BEA Systems, Inc.*                                                                                     28,975
             2,200    BMC Software, Inc.*                                                                                    67,738
             3,857    Oracle Corp.*                                                                                          69,927
                                                                                                                            166,640
Entertainment Software - 0.1%
               400    Activision, Inc.*                                                                                       7,576
Fiduciary Banks - 0.7%
               100    Bank of New York Company, Inc.                                                                          4,055
               200    Mellon Financial Corp.                                                                                  8,628
               600    Northern Trust Corp.                                                                                   36,084
               400    State Street Corp.                                                                                     25,900
                                                                                                                             74,667
Finance - Consumer Loans - 0.3%
               800    First Marblehead Corp.                                                                                 35,912
Finance - Credit Card - 0.1%
               100    American Express Co.                                                                                    5,640
Finance - Investment Bankers/Brokers - 1.8%
               500    Goldman Sachs Group, Inc.                                                                             103,315
               400    Merrill Lynch & Company, Inc.                                                                          32,668
               700    Morgan Stanley Co.                                                                                     55,132
                                                                                                                            191,115
Finance - Mortgage Loan Banker - 0.1%
               200    Freddie Mac                                                                                            11,898
Finance - Other Services - 2.1%
               200    CBOT Holdings, Inc. - Class A*                                                                         36,300
               200    Chicago Mercantile Exchange Holdings, Inc.                                                            106,492
               600    IntercontinentalExchange, Inc.*                                                                        73,326
               100    NYSE Group, Inc.*                                                                                       9,375
                                                                                                                            225,493
Financial Guarantee Insurance - 0.1%
               100    Ambac Financial Group, Inc.                                                                             8,639
Food - Diversified - 2.8%
             1,800    Campbell Soup Co.                                                                                      70,110
               600    General Mills, Inc.                                                                                    34,932
             1,700    H.J. Heinz Co.                                                                                         80,104
             1,200    Kellogg Co.                                                                                            61,716
             1,300    McCormick & Company, Inc.                                                                              50,076
                                                                                                                            296,938
Food - Retail - 0.2%
               800    Kroger Co.                                                                                             22,600
Food - Wholesale/Distribution - 0.3%
             1,000    Sysco Corp.                                                                                            33,830
Hazardous Waste Disposal - 0.2%
               300    Stericycle, Inc.*                                                                                      24,450
Health Care Cost Containment - 0.2%
               300    McKesson Corp.                                                                                         17,562
Home Decoration Products - 0.2%
               700    Newell Rubbermaid, Inc.                                                                                21,763
Hospital Beds and Equipment - 0.4%
               300    Hillenbrand Industries, Inc.                                                                           17,811
               400    Kinetic Concepts, Inc.*                                                                                20,256
                                                                                                                             38,067
Hotels and Motels - 0.6%
               800    Hilton Hotels Corp.                                                                                    28,768
               600    Marriott International, Inc. - Class A                                                                 29,376
                                                                                                                             58,144
Human Resources - 0.6%
               800    Manpower, Inc.                                                                                         59,016
Independent Power Producer - 0.1%
               200    NRG Energy, Inc.*                                                                                      14,408
Industrial Gases - 0.1%
               100    Air Products and Chemicals, Inc.                                                                        7,389
Instruments - Controls - 0.3%
               300    Mettler-Toledo International, Inc.*                                                                    26,871
Instruments - Scientific - 1.1%
             1,800    Applera Corp. - Applied Biosystems Group                                                               53,226
             1,200    Thermo Electron Corp.*                                                                                 56,100
               100    Waters Corp.*                                                                                           5,800
                                                                                                                            115,126
Insurance Brokers - 0%
               100    Brown & Brown, Inc.                                                                                     2,702
Internet Infrastructure Software - 1.0%
             2,200    Akamai Technologies, Inc.*                                                                            109,824
Internet Security - 0.5%
               600    McAfee, Inc.*                                                                                          17,448
             2,000    Symantec Corp.*                                                                                        34,600
                                                                                                                             52,048
Investment Management and Advisory Services - 0.9%
               100    BlackRock, Inc.                                                                                        15,631
               100    Eaton Vance Corp.                                                                                       3,564
               300    Franklin Resources, Inc.                                                                               36,249
               300    Nuveen Investments - Class A                                                                           14,190
               500    T. Rowe Price Group, Inc.                                                                              23,595
                                                                                                                             93,229
Life and Health Insurance - 0.2%
               400    AFLAC, Inc.                                                                                            18,824
               100    Principal Financial Group, Inc.                                                                         5,987
                                                                                                                             24,811
Machine Tools and Related Products - 0.2%
               300    Lincoln Electric Holdings, Inc.                                                                        17,868
Machinery - Construction and Mining - 0.3%
               400    Terex Corp.*                                                                                           28,704
Machinery - Farm - 0%
               100    AGCO Corp.*                                                                                             3,697
Machinery - General Industrial - 0.4%
               200    Gardner Denver Machinery, Inc.*                                                                         6,970
               500    Manitowoc Company, Inc.                                                                                31,765
                                                                                                                             38,735
Medical - Biomedical and Genetic - 1.0%
                35    Amgen, Inc.*                                                                                            1,956
             1,800    Celgene Corp.*                                                                                         94,428
               100    Genentech, Inc.*                                                                                        8,212
               300    Millennium Pharmaceuticals, Inc.*                                                                       3,408
                                                                                                                            108,004
Medical - Drugs - 4.3%
               800    Abbott Laboratories                                                                                    44,640
               846    Allergan, Inc.                                                                                         93,754
               700    Bristol-Myers Squibb Co.                                                                               19,432
               100    Eli Lilly and Co.                                                                                       5,371
             1,000    Forest Laboratories, Inc.*                                                                             51,440
             3,600    Merck & Company, Inc.                                                                                 159,011
             2,000    Schering-Plough Corp.                                                                                  51,020
               600    Wyeth                                                                                                  30,018
                                                                                                                            454,686
Medical - HMO - 0.7%
               500    Humana, Inc.*                                                                                          29,010
               160    UnitedHealth Group, Inc.                                                                                8,475
               400    WellCare Health Plans, Inc.*                                                                           34,100
                55    WellPoint, Inc.*                                                                                        4,461
                                                                                                                             76,046
Medical - Hospitals - 0.1%
               200    LifePoint Hospitals, Inc.*                                                                              7,644
               100    Universal Health Services, Inc. - Class B                                                               5,726
                                                                                                                             13,370
Medical - Nursing Homes - 0.5%
             1,000    Manor Care, Inc.                                                                                       54,360
Medical - Wholesale Drug Distributors - 0.3%
               400    Cardinal Health, Inc.                                                                                  29,180
Medical Information Systems - 0.1%
               300    IMS Health, Inc.                                                                                        8,898
Medical Instruments - 0.2%
               300    Edwards Lifesciences Corp.*                                                                            15,210
               200    Medtronic, Inc.                                                                                         9,812
                                                                                                                             25,022
Medical Labs and Testing Services - 1.2%
               400    Covance, Inc.*                                                                                         23,736
             1,300    Laboratory Corporation of America Holdings*                                                            94,419
               100    Quest Diagnostics, Inc.                                                                                 4,987
                                                                                                                            123,142
Medical Products - 2.8%
             1,300    Baxter International, Inc.                                                                             68,471
               500    Becton, Dickinson and Co.                                                                              38,445
               100    Biomet, Inc.                                                                                            4,249
               200    Henry Schein, Inc.*                                                                                    11,036
             1,800    Johnson & Johnson                                                                                     108,468
               600    Stryker Corp.                                                                                          39,792
               300    Zimmer Holdings, Inc.*                                                                                 25,623
                                                                                                                            296,084
Metal Processors and Fabricators - 0.3%
               300    Precision Castparts Corp.                                                                              31,215
Motorcycle and Motor Scooter Manufacturing - 0.8%
             1,400    Harley-Davidson, Inc.                                                                                  82,250
Multi-Line Insurance - 0.2%
               300    American International Group, Inc.                                                                     20,166
Multimedia - 2.9%
               300    E.W. Scripps Co. - Class A                                                                             13,404
             1,000    McGraw-Hill Companies, Inc.                                                                            62,880
               100    Meredith Corp.                                                                                          5,739
             4,900    News Corporation, Inc. - Class A                                                                      113,288
             1,600    Time Warner, Inc.                                                                                      31,552
             2,330    Walt Disney Co.                                                                                        80,222
                                                                                                                            307,085
Music - 0%
               300    Warner Music Group Corp.                                                                                5,118
Networking Products - 0.6%
             2,400    Cisco Systems, Inc.*                                                                                   61,272
Non-Ferrous Metals - 0.1%
               200    Titanium Metals Corp.*                                                                                  7,176
Non-Hazardous Waste Disposal - 0.4%
               100    Allied Waste Industries, Inc.*                                                                          1,259
             1,200    Waste Management, Inc.                                                                                 41,292
                                                                                                                             42,551
Office Automation and Equipment - 0.2%
               500    Pitney Bowes, Inc.                                                                                     22,695
Oil - Field Services - 0.4%
               200    Baker Hughes, Inc.                                                                                     13,226
               600    Oceaneering International, Inc.*                                                                       25,272
               100    Superior Energy Services, Inc.*                                                                         3,447
               100    TETRA Technologies, Inc.*                                                                               2,471
                                                                                                                             44,416
Oil Companies - Exploration and Production - 0.1%
               100    Plains Exploration & Production Co.*                                                                    4,514
               100    Southwestern Energy Co.*                                                                                4,098
                                                                                                                              8,612
Oil Companies - Integrated - 0.5%
               700    Exxon Mobil Corp.                                                                                      52,815
Oil Field Machinery and Equipment - 0.3%
               200    Cameron International Corp.*                                                                           12,558
               300    FMC Technologies, Inc.*                                                                                20,928
                                                                                                                             33,486
Oil Refining and Marketing - 0.4%
               700    Holly Corp.                                                                                            41,510
Pharmacy Services - 0.5%
               100    Express Scripts, Inc. - Class A*                                                                        8,072
               625    Medco Health Solutions, Inc.*                                                                          45,331
                                                                                                                             53,403
Pipelines - 0.8%
               100    El Paso Corp.                                                                                           1,447
               600    Equitable Resources, Inc.                                                                              28,992
               300    Kinder Morgan, Inc.                                                                                    31,935
               100    Questar Corp.                                                                                           8,921
               400    Williams Companies, Inc.                                                                               11,384
                                                                                                                             82,679
Private Corrections - 0.3%
               600    Corrections Corporation of America*                                                                    31,686
Property and Casualty Insurance - 0.7%
               100    Markel Corp.*                                                                                          48,483
               600    Philadelphia Consolidated Holding Corp.*                                                               26,394
               100    Progressive Corp.                                                                                       2,182
                                                                                                                             77,059
Publishing - Books - 0%
               100    John Wiley & Sons, Inc. - Class A                                                                       3,776
Real Estate Management/Services - 0.8%
             1,200    CB Richard Ellis Group, Inc.*                                                                          41,016
               400    Jones Lang LaSalle, Inc.                                                                               41,712
               100    Realogy Corp.*                                                                                          2,961
                                                                                                                             85,689
Real Estate Operating/Development - 0.6%
             1,000    Forest City Enterprises, Inc. - Class A                                                                66,180
REIT - Apartments - 0.4%
               100    Essex Property Trust, Inc.                                                                             12,948
               900    UDR, Inc.                                                                                              27,558
                                                                                                                             40,506
REIT - Health Care - 0.3%
               800    Ventas, Inc.                                                                                           33,704
REIT - Mortgages - 0.1%
               400    CapitalSource, Inc.                                                                                    10,052
REIT - Office Property - 0.9%
               700    SL Green Realty Corp.                                                                                  96,026
REIT - Regional Malls - 0.4%
               100    General Growth Properties, Inc.                                                                         6,457
               100    Macerich Co.                                                                                            9,236
               100    Simon Property Group, Inc.                                                                             11,125
               300    Taubman Centers, Inc.                                                                                  17,397
                                                                                                                             44,215
REIT - Shopping Centers - 0.3%
               300    Developers Diversified Realty Corp.                                                                    18,870
               100    Federal Realty Investment Trust                                                                         9,062
               100    Weingarten Realty Investors                                                                             4,756
                                                                                                                             32,688
REIT - Storage - 0.2%
               200    Public Storage, Inc.                                                                                   18,934
Respiratory Products - 0.1%
               100    ResMed, Inc.*                                                                                           5,037
               200    Respironics, Inc.*                                                                                      8,398
                                                                                                                             13,435
Retail - Apparel and Shoe - 1.4%
               200    Abercrombie & Fitch Co. - Class A                                                                      15,136
             2,700    American Eagle Outfitters, Inc.                                                                        80,973
               100    AnnTaylor Stores Corp.*                                                                                 3,878
               100    Gap, Inc.                                                                                               1,721
               900    Limited, Inc.                                                                                          23,454
               300    Nordstrom, Inc.                                                                                        15,882
               300    Ross Stores, Inc.                                                                                      10,320
                                                                                                                            151,364
Retail - Auto Parts - 0.2%
               200    AutoZone, Inc.*                                                                                        25,628
Retail - Automobile - 0.6%
             2,400    CarMax, Inc.*                                                                                          58,896
               200    Copart, Inc.*                                                                                           5,602
                                                                                                                             64,498
Retail - Bedding - 0.1%
               200    Bed Bath & Beyond, Inc.*                                                                                8,034
Retail - Computer Equipment - 0.2%
               700    GameStop Corp. - Class A*                                                                              22,799
Retail - Consumer Electronics - 0.1%
               500    RadioShack Corp.                                                                                       13,515
Retail - Discount - 0.8%
               200    Costco Wholesale Corp.                                                                                 10,768
               100    Dollar Tree Stores, Inc.*                                                                               3,824
               600    Family Dollar Stores, Inc.                                                                             17,772
               200    Target Corp.                                                                                           11,852
             1,400    TJX Companies, Inc.                                                                                    37,744
                                                                                                                             81,960
Retail - Drug Store - 0.3%
               936    CVS/Caremark Corp.                                                                                     31,955
               100    Walgreen Co.                                                                                            4,589
                                                                                                                             36,544
Retail - Major Department Stores - 0.5%
               600    J.C. Penney Company, Inc.                                                                              49,296
Retail - Office Supplies - 0.1%
               400    Office Depot, Inc.*                                                                                    14,056
Retail - Regional Department Stores - 1.0%
               200    Federated Department Stores, Inc.                                                                       9,010
             1,200    Kohl's Corp.*                                                                                          91,932
                                                                                                                            100,942
Retail - Restaurants - 0.6%
               300    Brinker International, Inc.                                                                             9,810
               400    Starbucks Corp.*                                                                                       12,544
               406    Tim Hortons, Inc.                                                                                      12,351
               400    Wendy's International, Inc.                                                                            12,520
               200    Yum! Brands, Inc.                                                                                      11,552
                                                                                                                             58,777
Retail - Sporting Goods - 0.2%
               400    Dick's Sporting Goods, Inc.*                                                                           23,304
Rubber - Tires - 0.4%
             1,500    Goodyear Tire & Rubber Co.*                                                                            46,785
Savings/Loan/Thrifts - 0.7%
             2,600    Hudson City Bancorp, Inc.                                                                              35,568
               900    People's Bank                                                                                          39,960
                                                                                                                             75,528
Schools - 0.3%
               400    ITT Educational Services, Inc.*                                                                        32,596
Semiconductor Components/Integrated Circuits - 0.1%
               600    Integrated Device Technology, Inc.*                                                                     9,252
Semiconductor Equipment - 0.2%
               200    Lam Research Corp.*                                                                                     9,468
               500    Novellus Systems, Inc.*                                                                                16,010
                                                                                                                             25,478
Soap and Cleaning Preparations - 0.2%
               500    Church & Dwight Company, Inc.                                                                          25,175
Steel - Specialty - 0.5%
               500    Allegheny Technologies, Inc.                                                                           53,345
Super-Regional Banks - 0.5%
             1,400    Wells Fargo & Co.                                                                                      48,202
Telecommunication Equipment - 0%
               200    Avaya, Inc.*                                                                                            2,362
Telephone - Integrated - 0.6%
             1,000    Citizens Communications Co.                                                                            14,950
               800    Telephone and Data Systems, Inc.                                                                       47,696
                                                                                                                             62,646
Therapeutics - 0.4%
               500    Gilead Sciences, Inc.*                                                                                 38,250
Tobacco - 1.8%
             1,300    Altria Group, Inc.                                                                                    114,153
             1,300    UST, Inc.                                                                                              75,374
                                                                                                                            189,527
Tools - Hand Held - 0%
               100    Snap-On, Inc.                                                                                           4,810
Transactional Software - 0.1%
               400    VeriFone Holdings, Inc.*                                                                               14,692
Transportation - Railroad - 0.6%
               100    Burlington Northern Santa Fe Corp.                                                                      8,043
               700    CSX Corp.                                                                                              28,035
               100    Kansas City Southern*                                                                                   3,558
               200    Union Pacific Corp.                                                                                    20,310
                                                                                                                             59,946
Transportation - Services - 1.1%
               700    C.H. Robinson Worldwide, Inc.                                                                          33,425
               600    Expeditors International of Washington, Inc.                                                           24,792
               300    FedEx Corp.                                                                                            32,229
               400    United Parcel Service, Inc. - Class B                                                                  28,040
                                                                                                                            118,486
Veterinary Diagnostics - 0.4%
             1,100    VCA Antech, Inc.*                                                                                      39,941
Water Treatment Services - 0.1%
               300    Nalco Holding Co.                                                                                       7,170
Web Portals/Internet Service Providers - 1.3%
               300    Google, Inc. - Class A*                                                                               137,448
Wireless Equipment - 0.9%
             1,130    American Tower Corp. - Class A*                                                                        44,014
             1,600    Crown Castle International Corp.*                                                                      51,408
               100    SBA Communications Corp. - Class A*                                                                     2,955
                                                                                                                             98,377

------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $9,154,052)                                                                                     10,455,780

------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.0%
            63,000    Janus Institutional Cash Management Fund, 5.37%                                                        63,000
            45,951    Janus Institutional Money Market Fund, 5.30%                                                           45,952

------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $108,951)                                                                                         108,952

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $9,263,003) - 100%                                                                     $   10,564,732
====================================================================================================================================

                        Geographic Summary of Investments
                           March 31, 2007 (unaudited)

Country                                              Value       % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
United States***                          $    10,564,732                100.0%
--------------------------------------------------------------------------------
                             Total         $    10,564,732                100.0%
                                                ==========                ======

***   Includes Short-Term Securities (99.0% excluding Short-Term Securities)


Notes to Schedule of Investments (unaudited)


REIT          Real Estate Investment Trust

*     Non-income-producing security.



Janus Aspen International Growth Portfolio


Schedule of Investments (unaudited)


Shares/Principal/Contract Amount                                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 93.0%
Aerospace and Defense - 2.9%
         3,110,700    BAE Systems PLC                                                                                $   28,158,333
           931,485    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)#                                              42,717,902
                                                                                                                         70,876,235
Agricultural Chemicals - 2.7%
           421,100    Potash Corporation of Saskatchewan, Inc.                                                           67,149,857
Agricultural Operations - 5.9%
            13,000    BrasilAgro - Companhia Brasileira de Propriedades Agricolas*                                        7,887,201
         1,284,765    Bunge, Ltd.                                                                                       105,633,377
        46,734,404    Chaoda Modern Agriculture Holdings, Ltd.                                                           32,777,185
                                                                                                                        146,297,763
Audio and Video Products - 4.6%
         2,233,400    Sony Corp.#                                                                                       113,527,375
Automotive - Truck Parts and Equipment - Original - 0%
             3,510    TI Automotive, Ltd.*, B, oo                                                                                 0
Broadcast Services and Programming - 0.6%
           523,934    Grupo Televisa S.A. (ADR)                                                                          15,613,233
Building - Residential and Commercial - 2.6%
         4,851,800    Cyrela Brazil Realty S.A.                                                                          45,025,684
           924,215    Gafisa S.A.                                                                                        11,663,151
           666,300    Rossi Residencial S.A.                                                                              7,599,888
                                                                                                                         64,288,723
Casino Hotels - 0.7%
         1,045,415    Melco PBL Entertainment (Macau), Ltd. (ADR)*,#                                                     16,872,998
Commercial Banks - 3.4%
           569,842    Anglo Irish Bank Corporation PLC                                                                   12,179,527
           716,965    Banca Generali S.P.A. (144A)                                                                       10,200,079
         8,994,400    Banco De Oro                                                                                       11,184,746
           166,780    Banco De Oro (GDR)                                                                                  4,147,902
           426,745    Banco Macro Bansud S.A. (ADR)                                                                      14,483,725
           128,761    Julius Baer Holding, Ltd.#                                                                         17,568,674
         1,228,014    Punjab National Bank, Ltd.                                                                         13,397,544
                                                                                                                         83,162,197
Commercial Services - 1.2%
         2,147,400    Park24 Company, Ltd.                                                                               28,883,478
Computers - Peripheral Equipment - 0.8%
           678,301    Logitech International S.A.*                                                                       18,839,369
Cosmetics and Toiletries - 1.2%
           236,965    LG Household & Health Care, Ltd.                                                                   29,217,623
Distribution/Wholesale - 6.8%
         5,394,000    Esprit Holdings, Ltd.#                                                                             63,269,994
        33,538,970    Li & Fung, Ltd.                                                                                   105,379,370
                                                                                                                        168,649,364
Diversified Financial Services - 0.1%
           211,212    Reliance Capital, Ltd.                                                                              3,247,509
Diversified Minerals - 3.3%
         2,190,345    Companhia Vale do Rio Doce (ADR)#                                                                  81,020,862
Diversified Operations - 3.0%
           730,600    Bradespar S.A.                                                                                     21,702,043
        22,233,000    Melco International Development, Ltd.                                                              40,007,165
        33,571,753    Polytec Asset Holdings, Ltd.*,ss.                                                                  11,643,879
                                                                                                                         73,353,087
E-Commerce/Products - 0.8%
           617,070    Submarino S.A.                                                                                     20,785,642
Electric - Distribution - 0.4%
           974,800    Equatorial Energia S.A.                                                                             8,847,624
Electronic Components - Semiconductors - 7.4%
        25,196,171    ARM Holdings PLC                                                                                   66,440,107
           141,300    Samsung Electronics Company, Ltd.                                                                  84,557,716
         1,387,526    Silicon-On-Insulator Technologies (SOITEC)*                                                        33,103,854
                                                                                                                        184,101,677
Energy - Alternate Sources - 1.4%
           288,010    SunPower Corp. - Class A*                                                                          13,104,455
           602,365    Suntech Power Holdings Company, Ltd. (ADR)*,#                                                      20,847,853
                                                                                                                         33,952,308
Finance - Mortgage Loan Banker - 0.8%
           544,726    Housing Development Finance Corporation, Ltd.                                                      19,046,925
Food - Diversified - 0.3%
         2,487,360    FU JI Food & Catering Services#                                                                     7,815,280
Gambling - Non-Hotel - 0.1%
           360,800    Great Canadian Gaming Corp.*                                                                        3,706,443
Insurance Brokers - 0.2%
           429,254    Eurodekania, Ltd. oo,ss.                                                                            5,734,167
Internet Connectivity Services - 0.6%
           310,100    NDS Group PLC (ADR)*                                                                               15,486,394
Internet Gambling - 1.6%
         6,612,142    IG Group Holdings PLC                                                                              38,677,199
Investment Companies - 0.7%
         2,508,585    SM Investments Corp.                                                                               18,456,947
Investment Management and Advisory Services - 0.3%
           820,700    Bluebay Asset Management*                                                                           6,621,544
Medical - Biomedical and Genetic - 1.5%
           729,175    Celgene Corp.*                                                                                     38,252,521
Medical - Drugs - 1.3%
           184,109    Roche Holding A.G.                                                                                 32,574,937
Multimedia - 2.2%
         3,412,611    Publishing & Broadcasting, Ltd.                                                                    54,808,751
Non-Hazardous Waste Disposal - 0.4%
        22,322,733    China Water Affairs Group, Ltd.*                                                                   10,170,721
Oil and Gas Drilling - 2.7%
         2,251,645    Nabors Industries, Ltd.*,#                                                                         66,806,307
Oil Companies - Exploration and Production - 1.8%
           629,051    Niko Resources, Ltd.                                                                               45,736,285
Oil Companies - Integrated - 1.5%
           196,965    Lukoil (ADR)                                                                                       17,037,473
           205,820    Petroleo Brasileiro S.A. (ADR)                                                                     20,481,148
                                                                                                                         37,518,621
Oil Refining and Marketing - 4.5%
           161,720    Petroplus Holdings A.G.*                                                                           11,511,978
         3,194,709    Reliance Industries, Ltd.                                                                         100,718,042
                                                                                                                        112,230,020
Public Thoroughfares - 0.8%
           230,756    Companhia de Concessoes Rodoviarias                                                                 3,076,672
         1,216,800    Obrascon Huarte Lain Brasil S.A.*                                                                  17,540,630
                                                                                                                         20,617,302
Real Estate Management/Services - 0.8%
           252,600    Daito Trust Construction Company, Ltd.                                                             11,896,894
           934,400    Sao Carlos Empreendimentos e Participacoes S.A.                                                     7,687,269
                                                                                                                         19,584,163
Real Estate Operating/Development - 5.7%
         1,052,435    Ablon Group*                                                                                        5,384,676
        38,494,620    Ayala Land, Inc.                                                                                   13,163,963
         1,573,740    Brascan Residential Properties S.A.*                                                                9,853,539
         3,087,000    CapitaLand, Ltd.                                                                                   16,277,889
        64,410,000    China Overseas Land & Investment, Ltd.                                                             80,950,433
           313,935    Iguatemi Empresa de Shopping Centers S.A.*                                                          4,647,390
           941,105    PDG Realty S.A. Empreendimentos e Participacoes*                                                    4,978,908
           518,950    Rodobens Negocios Imobiliarios S.A.*                                                                4,911,675
                                                                                                                        140,168,473
Recreational Centers - 0.7%
         2,227,935    Orascom Hotels & Development*                                                                      17,311,109
Retail - Consumer Electronics - 0.9%
           251,000    Yamada Denki Company, Ltd.#                                                                        23,387,475
Retail - Major Department Stores - 1.4%
           924,760    KarstadtQuelle A.G.*,#                                                                             34,021,147
Semiconductor Components/Integrated Circuits - 3.9%
         2,141,735    Actions Semiconductor Company, Ltd. (ADR)*                                                         15,827,422
         1,689,235    Marvell Technology Group, Ltd.*,#                                                                  28,396,040
        23,075,785    Taiwan Semiconductor Manufacturing Company, Ltd.                                                   47,348,175
           687,260    Vimicro International Corp. (ADR)*                                                                  4,453,445
                                                                                                                         96,025,082
Semiconductor Equipment - 1.4%
         1,393,839    ASML Holding N.V.*                                                                                 34,427,501
Sugar - 2.1%
         2,202,743    Bajaj Hindusthan, Ltd.                                                                              9,882,317
           426,300    Bajaj Hindusthan, Ltd. (GDR) (144A)                                                                 1,912,552
         4,484,380    Balrampur Chini Mills, Ltd.                                                                         6,788,731
         1,697,753    Cosan S.A. Industria e Comercio*                                                                   30,736,392
           188,869    Shree Renuka Sugars, Ltd.                                                                           2,031,216
                                                                                                                         51,351,208
Telecommunication Equipment - Fiber Optics - 1.0%
         1,128,415    Corning, Inc.*,#                                                                                   25,660,157
Telecommunication Services - 3.7%
         1,864,855    Amdocs, Ltd. (U.S. Shares)*                                                                        68,029,910
         2,309,279    Reliance Communications, Ltd.*                                                                     22,362,258
                                                                                                                         90,392,168
Telephone - Integrated - 0.2%
           380,915    GVT Holdings S.A.*                                                                                  4,400,222
Transportation - Marine - 0.1%
           150,525    Star Asia Financial Ltd. (144A)*, oo,ss.                                                            1,505,250

------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,676,960,149)                                                                              2,301,181,243

------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.6%
         4,762,284    Janus Institutional Cash Management Fund, 5.37%                                                     4,762,284
         8,942,000    Janus Institutional Money Market Fund, 5.30%                                                        8,942,000

------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $13,704,284)                                                                                   13,704,284

------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 6.3%
       155,687,962    State Street Navigator Securities Lending
                       Prime Portfolio ++ (cost $155,687,962)                                                           155,687,962


------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 0.1%
             5,220    Brazil Bovespa Stock Index, expires August 2007
                       exercise price $197.81 (premiums paid $3,923,822)                                                  3,050,863

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,850,276,217) - 100%                                                                 $2,473,624,352
====================================================================================================================================


                        Geographic Summary of Investments
                           March 31, 2007 (unaudited)

Country                                              Value       % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Argentina                                  $    14,483,725                  0.6%
Australia                                       54,808,751                  2.2%
Bermuda                                        369,485,088                 14.9%
Brazil                                         358,614,705                 14.6%
Canada                                         116,592,585                  4.6%
Cayman Islands                                  93,365,064                  3.8%
Egypt                                           17,311,109                  0.7%
France                                          33,103,854                  1.3%
Germany                                         34,021,147                  1.4%
Hong Kong                                      148,001,317                  6.0%
Hungary                                          5,384,676                  0.2%
India                                          179,387,094                  7.1%
Ireland                                         12,179,527                  0.5%
Italy                                           10,200,079                  0.4%
Japan                                          177,695,222                  7.2%
Mexico                                          15,613,233                  0.6%
Netherlands                                     34,427,501                  1.4%
Philippines                                     46,953,558                  1.8%
Russia                                          17,037,473                  0.7%
Singapore                                       16,277,889                  0.7%
South Korea                                    113,775,339                  4.6%
Switzerland                                     80,494,958                  3.4%
Taiwan                                          47,348,175                  2.0%
United Kingdom                                 229,147,654                  9.3%
United States***                               247,914,629                 10.0%
--------------------------------------------------------------------------------
                             Total         $ 2,473,624,352                100.0%
                                             =============                ======

*** Includes Short-Term Securities and Other Securities(3.1% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR           American Depositary Receipt

GDR           Global Depositary Receipt

PLC           Public Limited Company

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*     Non-income-producing security.

B     Security is illiquid.

# Loaned security; a portion or all of the security is on loan as of March 31, 2007.

++ The security is purchased with the cash collateral received from securities on loan.

oo Schedule of Fair Valued Securities
as of March 31, 2007

-------------------------------------------------------------------------------------------------
                                                                                Value as a % of
                                                                                  Investment
Janus Aspen International Growth Portfolio                       Value            Securities
-------------------------------------------------------------------------------------------------
Eurodekania, Ltd.                                          $    5,734,167                  0.2%
Star Asia Financial Ltd.                                        1,505,250                  0.1%
TI Automotive, Ltd.                                                    --                  0.0%
-------------------------------------------------------------------------------------------------
                                                           $    7,239,417                  0.3%
-------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities
    (as of March 31, 2007)

                                                                                                      Value as % of
                                                       Acquisition    Acquisition                      Investment
                                                          Date           Cost            Value         Securities
---------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio
Eurodekania, Ltd.(0)(0)                                   3/8/07      $  5,628,245    $  5,734,167         0.2%
Polytec Asset Holdings, Ltd.                              5/5/06         8,663,678      11,643,879         0.5%
Star Asia Financial Ltd. (0)(0) (144A)                    2/22/07        1,505,250       1,505,250         0.1%
---------------------------------------------------------------------------------------------------------------------
                                                                      $ 15,797,173    $ 18,883,296         0.8%
=====================================================================================================================

The Portfolio has registration rights for certain restricted securities held as of March 31, 2007. The issuer incurs all registration costs.

Janus Aspen Large Cap Growth Portfolio


Schedule of Investments (unaudited)


Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 96.8%
Aerospace and Defense - 4.9%
           583,709    BAE Systems PLC **                                                                             $    5,283,786
           307,554    Boeing Co.                                                                                         27,344,625
            86,170    Lockheed Martin Corp.                                                                               8,360,213
                                                                                                                         40,988,624
Agricultural Chemicals - 2.7%
           194,930    Monsanto Co.                                                                                       10,713,353
            61,922    Syngenta A.G.*                                                                                     11,847,809
                                                                                                                         22,561,162
Agricultural Operations - 0.6%
           141,750    Archer-Daniels-Midland Co.                                                                          5,202,225
Audio and Video Products - 0.6%
           104,300    Sony Corp. **                                                                                       5,301,740
Automotive - Cars and Light Trucks - 1.0%
           143,719    BMW A.G. **, #                                                                                      8,491,553
Building - Residential and Commercial - 0.4%
             4,838    NVR, Inc.*                                                                                          3,217,270
Casino Hotels - 1.8%
            96,850    Harrah's Entertainment, Inc.                                                                        8,178,983
            82,965    Station Casinos, Inc.                                                                               7,182,280
                                                                                                                         15,361,263
Cellular Telecommunications - 0.9%
           159,785    America Movil S.A. de C.V. - Series L (ADR)                                                         7,636,125
Chemicals - Diversified - 0.6%
            83,900    Shin-Etsu Chemical Company, Ltd. **                                                                 5,119,153
Commercial Services - Finance - 0.9%
            59,965    Moody's Corp.                                                                                       3,721,428
           172,190    Western Union Co.                                                                                   3,779,570
                                                                                                                          7,500,998
Computers - 3.1%
           145,210    Apple, Inc.*, **                                                                                   13,491,461
           218,615    Hewlett-Packard Co.                                                                                 8,775,206
            30,397    Research In Motion, Ltd. (U.S. Shares)*                                                             4,148,887
                                                                                                                         26,415,554
Computers - Memory Devices - 1.5%
           937,110    EMC Corp.*                                                                                         12,978,974
Consumer Products - Miscellaneous - 1.0%
           119,610    Kimberly-Clark Corp.                                                                                8,192,089
Containers - Metal and Glass - 0.7%
           138,116    Ball Corp.                                                                                          6,332,619
Cosmetics and Toiletries - 4.0%
           172,185    Avon Products, Inc.                                                                                 6,415,613
           427,011    Procter & Gamble Co.                                                                               26,970,014
                                                                                                                         33,385,627
Data Processing and Management - 0.8%
           173,806    Paychex, Inc.                                                                                       6,582,033
Distribution/Wholesale - 0.8%
           558,002    Esprit Holdings, Ltd.                                                                               6,545,195
Diversified Operations - 2.6%
           630,345    General Electric Co.                                                                               22,288,999
E-Commerce/Services - 0.8%
           151,775    eBay, Inc.*                                                                                         5,031,341
            56,955    IAC/InterActiveCorp*                                                                                2,147,773
                                                                                                                          7,179,114
Electric - Integrated - 1.6%
           205,105    TXU Corp.                                                                                          13,147,231
Electric Products - Miscellaneous - 0.5%
            98,075    Emerson Electric Co.                                                                                4,226,052
Electronic Components - Semiconductors - 2.0%
           569,835    Texas Instruments, Inc.                                                                            17,152,034
Electronic Forms - 0.8%
           152,767    Adobe Systems, Inc.*                                                                                6,370,384
Enterprise Software/Services - 1.6%
           448,050    Oracle Corp.*                                                                                       8,123,147
           129,385    SAP A.G. (ADR) **                                                                                   5,777,040
                                                                                                                         13,900,187
Entertainment Software - 1.2%
           205,015    Electronic Arts, Inc.*                                                                             10,324,555
Finance - Consumer Loans - 0.7%
           136,970    SLM Corp.                                                                                           5,602,073
Finance - Credit Card - 1.3%
           190,475    American Express Co.                                                                               10,742,790
Finance - Investment Bankers/Brokers - 6.8%
           572,265    JP Morgan Chase & Co.                                                                              27,686,180
           139,382    Merrill Lynch & Company, Inc.                                                                      11,383,327
           168,092    UBS A.G.                                                                                            9,987,444
           134,646    UBS A.G. (U.S. Shares)                                                                              8,002,012
                                                                                                                         57,058,963
Finance - Mortgage Loan Banker - 1.2%
           184,235    Fannie Mae                                                                                         10,055,546
Finance - Other Services - 0.6%
            10,245    Chicago Mercantile Exchange Holdings, Inc.                                                          5,455,053
Food - Retail - 0.5%
            93,063    Whole Foods Market, Inc.                                                                            4,173,876
Food - Wholesale/Distribution - 0.5%
           123,720    Sysco Corp.                                                                                         4,185,448
Independent Power Producer - 2.5%
           288,985    NRG Energy, Inc.*                                                                                  20,818,479
Industrial Automation and Robotics - 0.8%
           118,945    Rockwell Automation, Inc.                                                                           7,121,237
Internet Infrastructure Software - 0.5%
            92,410    Akamai Technologies, Inc.*                                                                          4,613,107
Investment Management and Advisory Services - 0.8%
            45,000    Legg Mason, Inc.                                                                                    4,239,450
            48,635    T. Rowe Price Group, Inc.                                                                           2,295,086
                                                                                                                          6,534,536
Medical - Biomedical and Genetic - 1.6%
           185,241    Celgene Corp.*                                                                                      9,717,743
            49,335    Genentech, Inc.*                                                                                    4,051,390
                                                                                                                         13,769,133
Medical - Drugs - 4.3%
           283,110    Merck & Company, Inc.                                                                              12,504,969
           136,207    Roche Holding A.G. #                                                                               24,099,497
                                                                                                                         36,604,466
Medical - HMO - 2.0%
           296,420    Coventry Health Care, Inc.*                                                                        16,614,341
Medical - Wholesale Drug Distributors - 1.0%
           113,635    Cardinal Health, Inc.                                                                               8,289,673
Medical Instruments - 0.5%
            35,155    Intuitive Surgical, Inc.*                                                                           4,273,793
Medical Products - 0.5%
            81,666    Varian Medical Systems, Inc.*                                                                       3,894,652
Metal Processors and Fabricators - 2.0%
           160,970    Precision Castparts Corp.                                                                          16,748,929
Multi-Line Insurance - 0.8%
            97,795    American International Group, Inc.                                                                  6,573,780
Multimedia - 0.8%
           283,475    News Corporation, Inc. - Class A                                                                    6,553,942
Networking Products - 0.5%
           173,122    Cisco Systems, Inc.*                                                                                4,419,805
Oil and Gas Drilling - 0.6%
           180,525    Nabors Industries, Ltd.*                                                                            5,356,177
Oil Companies - Exploration and Production - 1.0%
            55,524    Apache Corp.                                                                                        3,925,547
            90,890    EnCana Corp. (U.S. Shares)                                                                          4,601,761
                                                                                                                          8,527,308
Oil Companies - Integrated - 3.4%
           321,039    Exxon Mobil Corp.                                                                                  24,222,392
            76,320    Hess Corp.                                                                                          4,233,470
                                                                                                                         28,455,862
Oil Refining and Marketing - 0.8%
           102,055    Valero Energy Corp.                                                                                 6,581,527
Reinsurance - 0.9%
             2,176    Berkshire Hathaway, Inc. - Class B*                                                                 7,920,640
Retail - Apparel and Shoe - 2.6%
           136,187    Industria de Diseno Textil S.A. **                                                                  8,464,956
           253,125    Nordstrom, Inc.                                                                                    13,400,437
                                                                                                                         21,865,393
Retail - Building Products - 0.6%
           164,898    Lowe's Companies, Inc.                                                                              5,192,638
Retail - Consumer Electronics - 0.7%
           114,425    Best Buy Company, Inc.                                                                              5,574,786
Retail - Drug Store - 1.8%
           432,499    CVS/Caremark Corp.                                                                                 14,765,516
Retail - Office Supplies - 1.3%
           408,368    Staples, Inc.                                                                                      10,552,229
Savings/Loan/Thrifts - 0.9%
           289,425    Hudson City Bancorp, Inc.                                                                           3,959,334
           225,875    NewAlliance Bancshares, Inc.                                                                        3,661,434
                                                                                                                          7,620,768
Semiconductor Components/Integrated Circuits - 0.3%
           161,690    Marvell Technology Group, Ltd.*                                                                     2,718,009
Soap and Cleaning Preparations - 1.4%
           224,051    Reckitt Benckiser PLC **                                                                           11,666,154
Telecommunication Equipment - Fiber Optics - 0.8%
           283,620    Corning, Inc.*                                                                                      6,449,519
Telecommunication Services - 0.6%
           171,305    NeuStar, Inc. - Class A*                                                                            4,871,914
Telephone - Integrated - 0.6%
           822,640    Level 3 Communications, Inc.*                                                                       5,018,104
Therapeutics - 1.7%
           133,835    Amylin Pharmaceuticals, Inc.*                                                                       5,000,076
           118,803    Gilead Sciences, Inc.*                                                                              9,088,429
                                                                                                                         14,088,505
Tobacco - 0.5%
            48,355    Altria Group, Inc.                                                                                  4,246,053
Transportation - Railroad - 1.3%
           144,440    Canadian National Railway Co. (U.S. Shares)                                                         6,375,582
            44,915    Union Pacific Corp.                                                                                 4,561,118
                                                                                                                         10,936,700
Transportation - Services - 1.1%
           194,645    C.H. Robinson Worldwide, Inc.                                                                       9,294,299
Web Portals/Internet Service Providers - 3.5%
            23,300    Google, Inc. - Class A*                                                                            10,675,128
           590,709    Yahoo!, Inc.*                                                                                      18,483,284
                                                                                                                         29,158,412
Wireless Equipment - 2.8%
           214,125    Crown Castle International Corp.*                                                                   6,879,836
           206,382    Nokia Oyj (ADR) **                                                                                  4,730,275
           286,775    QUALCOMM, Inc.                                                                                     12,233,822
                                                                                                                         23,843,933

------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $627,428,974)                                                                                  815,208,828

------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.2%
         1,269,000    Janus Institutional Cash Management Fund, 5.37%                                                     1,269,000
           416,000    Janus Institutional Money Market Fund, 5.30%                                                          416,000

------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $1,685,000)                                                                                     1,685,000

------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 3.0%
         6,626,066    Foreign Bonds ++                                                                                    6,626,066
        18,980,399    State Street Navigator Securities Lending Prime Portfolio  ++                                      18,980,399

------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $25,606,465)                                                                                25,606,465


------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $654,720,439) - 100%                                                                   $  842,500,293
====================================================================================================================================

                        Geographic Summary of Investments
                           March 31, 2007 (unaudited)

Country                                              Value       % of Investment
                                                                      Securities
-------------------------------------------------------------------------------
Bermuda                                    $    14,619,381                  1.7%
Canada                                          15,126,230                  1.8
Finland                                          4,730,275                  0.6
Germany                                         14,268,593                  1.7
Japan                                           10,420,893                  1.2
Mexico                                           7,636,125                  0.9
Spain                                            8,464,956                  1.0
Switzerland                                     53,936,762                  6.4
United Kingdom                                  16,949,940                  2.0
United States***                               696,347,138                 82.7
-------------------------------------------------------------------------------
                              Total        $   842,500,293                100.0%
                                               ===========                ======

*** Includes Short-Term Securities and Other Securities (79.5% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts, Open
as of  March 31, 2007 (unaudited)

Currency Sold and Settlement     Currency Units  Currency Value    Unrealized
Date                                  Sold          in $ U.S.      Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 10/17/07                1,515,000  $    2,974,811  $      (50,861)
Euro 4/18/07                            900,000       1,203,085         (30,268)
Euro 6/8/07                           5,050,000       6,764,210        (158,406)
Japanese Yen 4/18/07                230,000,000       1,957,455         109,171
--------------------------------------------------------------------------------
Total                                            $   12,899,561  $     (130,364)

Schedule of Written Options-Calls (unaudited)                             Value
--------------------------------------------------------------------------------
         Apple, Inc.
          expires April 2007
          243 contracts
         Exercise price $120.00...........................................$(243)

--------------------------------------------------------------------------------
Total Written Options-Calls
--------------------------------------------------------------------------------
         243 Contracts....................................................$(243)
          (Premiums received $46,624)


Notes to Schedule of Investments (unaudited)

ADR           American Depositary Receipt

PLC           Public Limited Company

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of March 31, 2007.

++ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of March 31, 2007 are noted below.

Portfolio                                                       Aggregate Value
-------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio                            $  50,390,851

Janus Aspen Mid Cap Growth Portfolio


Schedule of Investments (unaudited)



Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 86.6%
Advertising Sales - 2.8%
           396,601    Lamar Advertising Co.                                                                          $   24,973,965
Aerospace and Defense - 1.5%
           152,455    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)#                                               6,991,587
           192,865    Spirit Aerosystems Holdings, Inc.*                                                                  6,142,750
                                                                                                                         13,134,337
Aerospace and Defense - Equipment - 0.3%
            28,400    Alliant Techsystems, Inc.*,#                                                                        2,496,928
Agricultural Chemicals - 2.0%
           113,065    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                             18,082,485
Airlines - 1.0%
           201,713    Ryanair Holdings PLC (ADR)*,#                                                                       9,034,725
Batteries and Battery Systems - 0.6%
            61,860    Energizer Holdings, Inc.*                                                                           5,278,514
Beverages - Wine and Spirits - 0.4%
           257,595    C&C Group PLC                                                                                       3,922,819
Building - Mobile Home and Manufactured Homes - 0.2%
            51,985    Thor Industries, Inc.#                                                                              2,047,689
Building - Residential and Commercial - 0.8%
            10,640    NVR, Inc.*,#                                                                                        7,075,600
Building and Construction Products - Miscellaneous - 0.4%
            72,990    USG Corp.*,#                                                                                        3,407,173
Casino Hotels - 1.5%
           359,805    Melco PBL Entertainment (Macau), Ltd. (ADR)*                                                        5,807,253
            86,080    Station Casinos, Inc.                                                                               7,451,945
                                                                                                                         13,259,198
Casino Services - 1.3%
           345,513    Scientific Games Corp. - Class A*,#                                                                11,343,192
Cellular Telecommunications - 1.1%
           139,295    N.I.I. Holdings, Inc.*                                                                             10,332,903
Commercial Banks - 0.4%
            80,860    SVB Financial Group*,#                                                                              3,928,987
Commercial Services - 0.9%
           320,388    Iron Mountain, Inc.*,#                                                                              8,371,738
Commercial Services - Finance - 1.8%
            49,440    Equifax, Inc.                                                                                       1,802,088
           191,984    Jackson Hewitt Tax Service, Inc.#                                                                   6,178,045
           134,726    Moody's Corp.                                                                                       8,361,096
                                                                                                                         16,341,229
Computer Services - 2.4%
           370,535    Ceridian Corp.*                                                                                    12,909,440
           203,320    IHS, Inc. - Class A*                                                                                8,358,485
                                                                                                                         21,267,925
Computers - 0.9%
            91,469    Apple, Inc.*                                                                                        8,498,385
Consulting Services - 1.1%
            50,425    Corporate Executive Board Co.                                                                       3,830,283
           258,560    Gartner Group, Inc.*                                                                                6,192,512
                                                                                                                         10,022,795
Containers - Metal and Glass - 4.1%
           457,346    Ball Corp.                                                                                         20,969,313
           676,852    Owens-Illinois, Inc.*                                                                              17,442,476
                                                                                                                         38,411,789
Data Processing and Management - 2.0%
           139,550    Global Payments, Inc.                                                                               4,753,073
           151,169    NAVTEQ Corp.*,#                                                                                     5,215,331
           226,360    Paychex, Inc.                                                                                       8,572,253
                                                                                                                         18,540,657
Dental Supplies and Equipment - 0.7%
           172,730    Sirona Dental Systems, Inc.#                                                                        5,952,276
Diagnostic Kits - 1.5%
           304,405    Dade Behring Holdings, Inc.                                                                        13,348,159
Distribution/Wholesale - 1.1%
           538,000    Esprit Holdings, Ltd.                                                                               6,310,578
         1,177,000    Li & Fung, Ltd.                                                                                     3,698,131
                                                                                                                         10,008,709
Diversified Operations - 0.6%
        15,530,207    Polytec Asset Holdings, Ltd.*,ss.                                                                   5,386,429
E-Commerce/Products - 0.2%
            23,900    Submarino S.A. (GDR) (144A)                                                                         1,621,369
E-Commerce/Services - 0.4%
            93,515    IAC/InterActiveCorp*,#                                                                              3,526,451
Electric Products - Miscellaneous - 0.9%
           230,470    AMETEK, Inc.                                                                                        7,960,434
Electronic Components - Semiconductors - 1.4%
           195,914    International Rectifier Corp.*,#                                                                    7,485,874
            78,445    Microchip Technology, Inc.                                                                          2,787,151
            86,150    SiRF Technology Holdings, Inc.*                                                                     2,391,524
                                                                                                                         12,664,549
Electronic Measuring Instruments - 0.8%
           255,915    Trimble Navigation, Ltd.*                                                                           6,868,759
Entertainment Software - 1.4%
           521,140    Activision, Inc.*,#                                                                                 9,870,391
            53,310    Electronic Arts, Inc.*                                                                              2,684,692
                                                                                                                         12,555,083
Fiduciary Banks - 0.9%
           128,953    Northern Trust Corp.                                                                                7,755,233
Finance - Consumer Loans - 0.4%
           153,370    Nelnet, Inc. - Class A#                                                                             3,676,279
Finance - Investment Bankers/Brokers - 0.3%
           122,605    optionsXpress Holdings, Inc.#                                                                       2,886,122
Finance - Other Services - 1.2%
            20,013    Chicago Mercantile Exchange Holdings, Inc.#                                                        10,656,122
Food - Canned - 0.9%
           258,890    TreeHouse Foods, Inc.*                                                                              7,888,378
Independent Power Producer - 0.8%
           100,400    NRG Energy, Inc.*,#                                                                                 7,232,816
Industrial Automation and Robotics - 0.6%
            91,436    Rockwell Automation, Inc.                                                                           5,474,273
Instruments - Controls - 0.5%
            51,005    Mettler-Toledo International, Inc.*                                                                 4,568,518
Instruments - Scientific - 1.1%
           206,836    Thermo Electron Corp.*,#                                                                            9,669,583
Investment Management and Advisory Services - 3.1%
           119,450    National Financial Partners Corp.                                                                   5,603,400
           479,251    T. Rowe Price Group, Inc.                                                                          22,615,854
                                                                                                                         28,219,254
Machinery - General Industrial - 0.2%
         4,742,000    Shanghai Electric Group Company, Ltd.                                                               2,215,179
Machinery - Pumps - 0.5%
           112,135    Graco, Inc.                                                                                         4,391,207
Medical - Biomedical and Genetic - 2.4%
           406,541    Celgene Corp.*                                                                                     21,327,141
Medical - HMO - 1.7%
           281,381    Coventry Health Care, Inc.*                                                                        15,771,405
Medical - Nursing Homes - 1.0%
           165,900    Manor Care, Inc.                                                                                    9,018,324
Medical Instruments - 1.0%
            35,357    Intuitive Surgical, Inc.*                                                                           4,298,350
           110,860    Kyphon, Inc.*,#                                                                                     5,004,221
                                                                                                                          9,302,571
Medical Labs and Testing Services - 0.3%
            44,070    Covance, Inc.*,#                                                                                    2,615,114
Medical Products - 0.8%
           159,233    Varian Medical Systems, Inc.*,#                                                                     7,593,822
Metal Processors and Fabricators - 1.4%
           121,165    Precision Castparts Corp.                                                                          12,607,218
Multi-Line Insurance - 1.1%
           189,251    Assurant, Inc.                                                                                     10,149,531
Networking Products - 0.4%
           176,645    Juniper Networks, Inc.*                                                                             3,476,374
Oil and Gas Drilling - 0.6%
           168,705    Nabors Industries, Ltd.*,#                                                                          5,005,477
Oil Companies - Exploration and Production - 3.4%
           111,795    Chesapeake Energy Corp.#                                                                            3,452,230
           334,419    EOG Resources, Inc.                                                                                23,857,450
            92,390    Forest Oil Corp.*                                                                                   3,083,054
                                                                                                                         30,392,734
Physician Practice Management - 0.7%
           114,500    Pediatrix Medical Group, Inc.*,#                                                                    6,533,370
Property and Casualty Insurance - 0.6%
           152,983    W. R. Berkley Corp.                                                                                 5,066,797
Racetracks - 0.6%
           135,100    Penn National Gaming, Inc.*,#                                                                       5,730,942
Real Estate Management/Services - 0.6%
           170,225    CB Richard Ellis Group, Inc.*,#                                                                     5,818,291
Real Estate Operating/Development - 0.8%
           134,865    St. Joe Co.#                                                                                        7,054,788
Recreational Vehicles - 0.5%
           102,288    Polaris Industries, Inc.#                                                                           4,907,778
Reinsurance - 1.7%
             4,244    Berkshire Hathaway, Inc. - Class B*                                                                15,448,160
REIT - Mortgages - 1.0%
           360,251    CapitalSource, Inc.                                                                                 9,053,108
Respiratory Products - 1.5%
           317,404    Respironics, Inc.*                                                                                 13,327,794
Retail - Apparel and Shoe - 2.1%
           131,950    Abercrombie & Fitch Co. - Class A                                                                   9,985,976
            74,730    J. Crew Group, Inc.*                                                                                3,001,904
           111,800    Nordstrom, Inc.                                                                                     5,918,692
                                                                                                                         18,906,572
Retail - Gardening Products - 0.6%
           107,910    Tractor Supply Co.*,#                                                                               5,557,365
Retail - Office Supplies - 1.9%
           132,845    Office Depot, Inc.*                                                                                 4,668,173
           500,760    Staples, Inc.                                                                                      12,939,639
                                                                                                                         17,607,812
Schools - 0.3%
            68,609    Apollo Group, Inc. - Class A*                                                                       3,011,935
Semiconductor Components/Integrated Circuits - 2.2%
           692,160    Cypress Semiconductor Corp.*                                                                       12,839,568
           441,548    Marvell Technology Group, Ltd.*                                                                     7,422,422
                                                                                                                         20,261,990
Telecommunication Equipment - 0.5%
           105,160    CommScope, Inc.*                                                                                    4,511,364
Telecommunication Services - 1.7%
           254,532    Amdocs, Ltd. (U.S. Shares)*,#                                                                       9,285,328
           273,455    Time Warner Telecom, Inc. - Class A*,#                                                              5,679,660
                                                                                                                         14,964,988
Therapeutics - 1.8%
           143,366    Gilead Sciences, Inc.*                                                                             10,967,499
           207,040    MannKind Corp.*,#                                                                                   2,960,672
            40,960    United Therapeutics Corp.*                                                                          2,202,829
                                                                                                                         16,131,000
Toys - 0.6%
           186,835    Marvel Entertainment, Inc.*                                                                         5,184,671
Transportation - Equipment and Leasing - 0.4%
            74,540    GATX Corp.#                                                                                         3,563,012
Transportation - Marine - 0.2%
            33,463    Alexander & Baldwin, Inc.                                                                           1,687,874
Transportation - Railroad - 0.7%
           146,500    Canadian National Railway Co. (U.S. Shares)                                                         6,466,510
Transportation - Services - 1.3%
           128,920    C.H. Robinson Worldwide, Inc.#                                                                      6,155,930
           133,042    Expeditors International of Washington, Inc.#                                                       5,497,295
                                                                                                                         11,653,225
Transportation - Truck - 0.7%
           143,280    Landstar System, Inc.                                                                               6,567,955
Web Hosting/Design - 0.8%
            82,058    Equinix, Inc.*,#                                                                                    7,026,627
Wireless Equipment - 1.7%
           491,130    Crown Castle International Corp.*,#                                                                15,780,007

------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $513,459,472)                                                                                  783,381,861

------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.8%
         1,289,000    Janus Institutional Cash Management Fund, 5.37%                                                     1,289,000
         6,345,000    Janus Institutional Money Market Fund, 5.30%                                                        6,345,000

------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $7,634,000)                                                                                     7,634,000

------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 12.6%
       110,248,912    State Street Navigator Securities Lending Prime Portfolio ++                                      110,248,912
         3,402,920    U.S. Treasury Notes and Bonds++                                                                     3,402,920

------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $113,651,832)                                                                              113,651,832

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $634,745,304) - 100%                                                                   $  904,667,693
====================================================================================================================================


                        Geographic Summary of Investments
                           March 31, 2007 (unaudited)

Country                                              Value       % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Bermuda                                    $    22,436,608                  2.5%
Brazil                                           8,612,956                  1.0%
Canada                                          24,548,995                  2.7%
Cayman Islands                                   5,386,429                  0.6%
China                                            2,215,179                  0.2%
Hong Kong                                        5,807,253                  0.6%
Ireland                                         12,957,544                  1.4%
United Kingdom                                   9,285,328                  1.1%
United States***                               813,417,401                 89.9%
--------------------------------------------------------------------------------
                              Total        $   904,667,693                100.0%
                                               ===========                ======

*** Includes Short-Term Securities and Other Securities(76.5% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR           American Depositary Receipt

GDR           Global Depositary Receipt

PLC           Public Limited Company

REIT          Real Estate Investment Trust

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of March 31, 2007.

++ The security is purchased with the cash collateral received from securities on loan.

ss. Schedule of Restricted and Illiquid Securities
    (as of March 31, 2007)

                                                                                                Value as % of
                                                 Acquisition    Acquisition                      Investment
                                                     Date           Cost           Value         Securities
--------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio
Polytec Asset Holdings, Ltd.                        5/5/06      $ 4,007,795     $ 5,386,429         0.6%
==============================================================================================================

The Portfolio has registration rights for certain restricted securities held as of March 31, 2007. The issuer incurs all registration costs.

Janus Aspen Mid Cap Value Portfolio

Schedule of Investments (unaudited)


Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.5%
Agricultural Chemicals - 1.4%
            13,200    Agrium, Inc. (U.S. Shares)                                                                     $      505,956
            24,600    Mosaic Co.*                                                                                           655,836
                                                                                                                          1,161,792
Airlines - 1.1%
            60,800    Southwest Airlines Co.                                                                                893,760
Apparel Manufacturers - 0.3%
             5,500    Liz Claiborne, Inc.                                                                                   235,675
Automotive - Truck Parts and Equipment - Original - 0.7%
             7,400    Magna International, Inc. - Class A (U.S. Shares)                                                     555,814
Beverages - Non-Alcoholic - 0.7%
             9,400    PepsiCo, Inc.                                                                                         597,464
Brewery - 0.5%
             4,700    Molson Coors Brewing Co. - Class B                                                                    444,714
Building - Residential and Commercial - 1.2%
            16,200    D.R. Horton, Inc.                                                                                     356,400
             9,400    Pulte Homes, Inc.                                                                                     248,724
            12,900    Toll Brothers, Inc.*                                                                                  353,202
                                                                                                                            958,326
Cellular Telecommunications - 0.6%
             8,500    ALLTEL Corp.                                                                                          527,000
Chemicals - Diversified - 1.0%
             6,500    E.I. du Pont de Nemours and Co.                                                                       321,295
            27,700    Huntsman Corp.                                                                                        528,793
                                                                                                                            850,088
Chemicals - Specialty - 1.7%
            36,400    Chemtura Corp.                                                                                        397,852
            10,400    International Flavors & Fragrances, Inc.                                                              491,088
             9,800    Lubrizol Corp.                                                                                        504,994
                                                                                                                          1,393,934
Coal - 0.4%
            10,700    Arch Coal, Inc.                                                                                       328,383
Commercial Banks - 4.4%
            22,000    Bank of Hawaii Corp.                                                                                1,166,660
            36,100    Colonial BancGroup, Inc.                                                                              893,475
             7,900    Cullen/Frost Bankers, Inc.                                                                            413,407
            23,500    Synovus Financial Corp.                                                                               759,990
            16,700    Valley National Bancorp                                                                               421,675
                                                                                                                          3,655,207
Computers - Integrated Systems - 1.3%
            22,800    Diebold, Inc.                                                                                       1,087,788
Consumer Products - Miscellaneous - 0.5%
             5,700    Kimberly-Clark Corp.                                                                                  390,393
Containers - Metal and Glass - 0.8%
            14,700    Ball Corp.                                                                                            673,995
Cosmetics and Toiletries - 0.7%
             8,600    Procter & Gamble Co.                                                                                  543,176
Data Processing and Management - 1.3%
            21,100    First Data Corp.                                                                                      567,590
             9,400    Fiserv, Inc.*                                                                                         498,764
                                                                                                                          1,066,354
Diagnostic Equipment - 0.4%
             9,200    Cytyc Corp.*                                                                                          314,732
Distribution/Wholesale - 2.1%
            10,300    Genuine Parts Co.                                                                                     504,700
            20,600    Tech Data Corp.*                                                                                      737,686
             6,700    W.W. Grainger, Inc.                                                                                   517,508
                                                                                                                          1,759,894
Diversified Operations - 1.9%
            15,400    General Electric Co.                                                                                  544,544
            12,000    Illinois Tool Works, Inc.                                                                             619,200
            13,200    Tyco International, Ltd. (U.S. Shares)                                                                416,460
                                                                                                                          1,580,204
Electric - Integrated - 2.8%
            26,500    DPL, Inc.                                                                                             823,885
            26,000    PPL Corp.                                                                                           1,063,400
             5,300    Public Service Enterprise Group, Inc.                                                                 440,112
                                                                                                                          2,327,397
Electronic Components - Miscellaneous - 0.7%
            40,000    Vishay Intertechnology, Inc.*                                                                         559,200
Electronic Components - Semiconductors - 1.5%
            27,800    OmniVision Technologies, Inc.*                                                                        360,288
            28,600    QLogic Corp.*                                                                                         486,200
            14,500    Xilinx, Inc.                                                                                          373,085
                                                                                                                          1,219,573
Electronic Connectors - 0.8%
            13,200    Thomas & Betts Corp.*                                                                                 644,424
Electronic Measuring Instruments - 0.8%
            20,700    Agilent Technologies, Inc.*                                                                           697,383
Engineering - Research and Development Services - 1.3%
            24,400    URS Corp.*                                                                                          1,039,196
Engines - Internal Combustion - 0.4%
            11,200    Briggs & Stratton Corp.                                                                               345,520
Enterprise Software/Services - 0.2%
             3,900    Hyperion Solutions Corp.*                                                                             202,137
E-Services/Consulting - 0.7%
            23,400    Websense, Inc.*                                                                                       537,966
Fiduciary Banks - 1.2%
             6,600    State Street Corp.                                                                                    427,350
            13,800    Wilmington Trust Corp.                                                                                581,946
                                                                                                                          1,009,296
Food - Confectionary - 1.3%
             8,100    Hershey Foods Corp.                                                                                   442,746
            11,200    J.M. Smucker Co.                                                                                      597,184
                                                                                                                          1,039,930
Food - Diversified - 1.5%
            13,000    General Mills, Inc.                                                                                   756,860
             4,800    H.J. Heinz Co.                                                                                        226,176
             8,000    Kraft Foods, Inc. - Class A                                                                           253,280
                                                                                                                          1,236,316
Gas - Distribution - 0.7%
            19,000    Southern Union Co.                                                                                    577,410
Gold Mining - 0.9%
            17,300    Newmont Mining Corp.                                                                                  726,427
Hotels and Motels - 1.3%
            17,300    Hilton Hotels Corp.                                                                                   622,108
             7,600    Starwood Hotels & Resorts Worldwide, Inc.                                                             492,860
                                                                                                                          1,114,968
Instruments - Scientific - 1.4%
            25,100    PerkinElmer, Inc.                                                                                     607,922
            11,800    Thermo Electron Corp.*                                                                                551,650
                                                                                                                          1,159,572
Internet Infrastructure Equipment - 0.8%
            24,200    Avocent Corp.*                                                                                        652,674
Investment Management and Advisory Services - 4.7%
            23,500    AllianceBernstein Holding L.P.                                                                      2,079,750
            10,000    Legg Mason, Inc.                                                                                      942,100
            32,800    Waddell & Reed Financial, Inc. - Class A                                                              764,896
                                                                                                                          3,786,746
Life and Health Insurance - 1.3%
            10,500    AFLAC, Inc.                                                                                           494,130
            14,000    Protective Life Corp.                                                                                 616,560
                                                                                                                          1,110,690
Linen Supply and Related Items - 0.3%
             6,800    Cintas Corp.                                                                                          245,480
Machinery - Farm - 0.7%
             5,400    Deere & Co.                                                                                           586,656
Medical - Biomedical and Genetic - 1.3%
             8,600    Charles River Laboratories International, Inc.*                                                       397,836
            10,500    Invitrogen Corp.*                                                                                     668,325
                                                                                                                          1,066,161
Medical - Drugs - 1.6%
             7,800    Eli Lilly and Co.                                                                                     418,938
            16,500    Endo Pharmaceuticals Holdings, Inc.*                                                                  485,100
             8,400    Wyeth                                                                                                 420,252
                                                                                                                          1,324,290
Medical - Generic Drugs - 0.4%
            17,100    Perrigo Co.                                                                                           301,986
Medical - HMO - 1.0%
             7,800    Coventry Health Care, Inc.*                                                                           437,190
             7,900    Health Net, Inc.*                                                                                     425,099
                                                                                                                            862,289
Medical Instruments - 0.8%
             4,600    Beckman Coulter, Inc.                                                                                 293,894
            10,800    St. Jude Medical, Inc.*                                                                               406,188
                                                                                                                            700,082
Medical Labs and Testing Services - 0.6%
             6,300    Laboratory Corporation of America Holdings*                                                           457,569
Medical Products - 0.3%
             5,500    Cooper Companies, Inc.                                                                                267,410
Metal - Aluminum - 0.4%
            10,900    Alcoa, Inc.                                                                                           369,510
Multi-Line Insurance - 1.3%
            48,200    Old Republic International Corp.                                                                    1,066,184
Networking Products - 0.6%
            15,400    Foundry Networks, Inc.*                                                                               208,978
            14,000    Juniper Networks, Inc.*                                                                               275,520
                                                                                                                            484,498
Non-Hazardous Waste Disposal - 1.7%
            29,700    Republic Services, Inc.                                                                               826,254
            17,000    Waste Management, Inc.                                                                                584,970
                                                                                                                          1,411,224
Office Automation and Equipment - 1.4%
            16,100    Pitney Bowes, Inc.                                                                                    730,779
            27,100    Xerox Corp.*                                                                                          457,719
                                                                                                                          1,188,498
Oil - Field Services - 1.0%
            30,100    BJ Services Co.                                                                                       839,790
Oil and Gas Drilling - 1.0%
            28,000    Nabors Industries, Ltd.*                                                                              830,760
Oil Companies - Exploration and Production - 7.9%
            27,000    Anadarko Petroleum Corp.                                                                            1,160,459
            22,500    Bill Barrett Corp.*                                                                                   729,225
            11,000    Devon Energy Corp.                                                                                    761,420
            13,100    Encore Acquisition Co.*                                                                               316,889
            25,800    Forest Oil Corp.*                                                                                     860,946
            20,700    Newfield Exploration Co.*                                                                             863,397
             9,118    Noble Energy, Inc.                                                                                    543,889
            13,200    Southwestern Energy Co.*                                                                              540,936
            18,600    St. Mary Land & Exploration Co.                                                                       682,248
                                                                                                                          6,459,409
Oil Companies - Integrated - 0.7%
             4,900    Hess Corp.                                                                                            271,803
             3,300    Marathon Oil Corp.                                                                                    326,139
                                                                                                                            597,942
Oil Field Machinery and Equipment - 0.7%
            11,700    Grant Prideco, Inc.*                                                                                  583,128
Oil Refining and Marketing - 0.5%
             6,100    Valero Energy Corp.                                                                                   393,389
Paper and Related Products - 1.3%
            18,200    Temple-Inland, Inc.                                                                                 1,087,268
Pharmacy Services - 0.8%
            16,900    Omnicare, Inc.                                                                                        672,113
Pipelines - 3.0%
             8,000    Energy Transfer Partners L.P.                                                                         466,080
            13,100    Enterprise Products Partners L.P.                                                                     416,580
            21,000    Kinder Morgan Energy Partners L.P.                                                                  1,106,280
             7,900    Plains All American Pipeline L.P.                                                                     455,119
                                                                                                                          2,444,059
Property and Casualty Insurance - 1.3%
             9,400    Mercury General Corp.                                                                                 498,576
            28,000    Progressive Corp.                                                                                     610,960
                                                                                                                          1,109,536
Reinsurance - 2.5%
               319    Berkshire Hathaway, Inc. - Class B*                                                                 1,161,160
             9,500    Everest Re Group, Ltd.                                                                                913,615
                                                                                                                          2,074,775
REIT - Apartments - 0.9%
             5,500    Archstone-Smith Trust, Inc.                                                                           298,540
             9,400    Equity Residential Properties Trust                                                                   453,362
                                                                                                                            751,902
REIT - Diversified - 1.6%
            15,500    Potlatch Corp.                                                                                        709,590
            13,500    Rayonier, Inc.                                                                                        580,500
                                                                                                                          1,290,090
REIT - Shopping Centers - 0.7%
            11,700    Weingarten Realty Investors                                                                           556,452
REIT - Warehouse and Industrial - 1.0%
             4,000    AMB Property Corp.                                                                                    235,160
             9,600    ProLogis                                                                                              623,328
                                                                                                                            858,488
Retail - Apparel and Shoe - 2.1%
            14,900    Charming Shoppes, Inc.*                                                                               192,955
            27,500    Chico's FAS, Inc.*                                                                                    671,825
            17,300    Foot Locker, Inc.                                                                                     407,415
            16,700    Urban Outfitters, Inc.*                                                                               442,717
                                                                                                                          1,714,912
Retail - Auto Parts - 1.3%
            17,600    Advance Auto Parts, Inc.                                                                              678,480
             2,800    AutoZone, Inc.*                                                                                       358,792
                                                                                                                          1,037,272
Retail - Drug Store - 0.6%
            14,710    CVS/Caremark Corp.                                                                                    502,199
Retail - Mail Order - 0.6%
            15,000    Williams-Sonoma, Inc.                                                                                 531,900
Savings/Loan/Thrifts - 0.9%
            27,930    Astoria Financial Corp.                                                                               742,659
Semiconductor Components/Integrated Circuits - 0.6%
            16,700    Linear Technology Corp.                                                                               527,553
Super-Regional Banks - 3.3%
            15,637    PNC Bank Corp.                                                                                      1,125,395
            11,368    SunTrust Banks, Inc.                                                                                  943,999
            19,500    U.S. Bancorp                                                                                          681,915
                                                                                                                          2,751,309
Telecommunication Equipment - 0.3%
            17,800    Avaya, Inc.*                                                                                          210,218
Telecommunication Equipment - Fiber Optics - 0.4%
            14,600    Corning, Inc.*                                                                                        332,004
Telecommunication Services - 0.3%
             4,600    Embarq Corp.                                                                                          259,210
Telephone - Integrated - 1.1%
             6,600    CenturyTel, Inc.                                                                                      298,254
            30,500    Sprint Nextel Corp.                                                                                   578,280
                                                                                                                            876,534
Transportation - Railroad - 1.7%
             6,800    CSX Corp.**                                                                                           272,340
            21,100    Kansas City Southern*                                                                                 750,738
             7,700    Norfolk Southern Corp.                                                                                389,620
                                                                                                                          1,412,698
Transportation - Truck - 0.7%
            10,500    J.B. Hunt Transport Services, Inc.                                                                    275,520
            18,200    Knight Transportation, Inc.                                                                           324,324
                                                                                                                            599,844

------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $70,490,757)                                                                                    81,384,768

------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.5%
           940,543    Janus Institutional Cash Management Fund, 5.37%                                                       940,543
           309,278    Janus Institutional Money Market Fund, 5.30%                                                          309,278

------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $1,249,821)                                                                                     1,249,821


------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $71,740,578) - 100%                                                                    $   82,634,589
====================================================================================================================================


                        Geographic Summary of Investments
                           March 31, 2007 (unaudited)

Country                                              Value       % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Bermuda                                          2,160,835                  2.6%
Canada                                           1,061,770                  1.3%
United States***                                79,411,984                 96.1%
                              Total        $    82,634,589                100.0%
                                                ==========                ======

***   Includes Short-Term Securities (94.6% excluding Short-Term Securities)


Notes to Schedule of Investments (unaudited)

REIT          Real Estate Investment Trust

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

                                                                      Value
--------------------------------------------------------------------------------
Schedule of Written Options - Calls
                          CSX Corp.
                          expires April 2007
                          68 contracts
                          exercise price $40.00...................     ($10,540)
--------------------------------------------------------------------------------
Total Written Options - Calls
                          68 contracts
                          (Premiums received $13,783).............     ($10,540)
--------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of March 31, 2007 are noted below.

Portfolio                                                       Aggregate Value
-------------------------------------------------------------------------------
Janus Aspen Mid Cap Value Portfolio                               $     272,340

Janus Aspen Money Market Portfolio

Schedule of Investments (unaudited)


Principal Amount                                                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 66.9%
$          350,000    Altius I Funding Corp., 5.27%, 4/16/07 (Section 4(2))                                          $      349,231
           276,000    Aquinas Funding LLC, 5.29%, 4/23/07 (Section 4(2))                                                    275,108
           270,000    Atlantic Asset Securitization LLC, 5.26%, 4/2/07 (Section 4(2))                                       269,961
           150,000    Atlantic Asset Securitization LLC, 5.26%, 4/16/07 (Section 4(2))                                      149,671
           350,000    Banco Bilbao Vizcaya Argentaria, S.A., 5.25%, 4/4/07 (Section 4(2))                                   349,847
           430,000    Bavaria TRR Corp., 5.29%, 4/17/07 (Section 4(2))                                                      428,989
           430,000    Buckingham Collateralized Debt Obligation LLC, 5.31%, 4/25/07 (144A)                                  428,478
           430,000    Buckingham Collateralized Debt Obligation III LLC, 5.31%, 4/25/07 (144A)                              428,478
           375,000    Check Point Charlie, Inc., 5.26%, 5/9/07 (Section 4(2))                                               372,918
           350,000    Davis Square Funding III Corp., 5.27%, 4/16/07 (Section 4(2))                                         349,231
           360,000    Davis Square Funding V Corp., 5.275%, 4/3/07 (Section 4(2))                                           359,895
           430,000    G Street Finance Corp., 5.28%, 6/25/07 (Section 4(2))                                                 424,639
           350,000    Harrier Finance Funding LLC, 5.235%, 7/6/07 (144A)                                                    345,114
           430,000    Klio Funding Corp., 5.30%, 4/25/07 (144A)                                                             428,481
           430,000    Klio II Funding Corp., 5.285%, 4/25/07 (144A)                                                         428,485
           350,000    Klio III Funding Corp., 5.25%, 4/17/07 (144A)                                                         349,183
           430,000    La Fayette Asset Securitization LLC, 5.30%, 4/23/07 (Section 4(2))                                    428,607
           430,000    Manhattan Asset Funding Company LLC, 5.275%, 4/20/07 (Section 4(2))                                   428,800
           400,000    Morrigan TRR Funding LLC, 5.29%, 4/13/07 (144A)                                                       399,295
           430,000    Nieuw Amsterdam Receivables Corp., 5.27%, 4/25/07 (Section 4(2))                                      428,489
           110,000    PB Finance (Delaware), Inc., 5.28%, 4/20/07                                                           109,694
           350,000    Scaldis Capital LLC, 5.25%, 4/16/07 (Section 4(2))                                                    349,234
           300,000    Stanfield Victoria LLC, 5.26%, 4/23/07 (144A)                                                         299,036
           283,000    Thames Asset Global Securitization No. 1, Inc., 5.28%, 4/16/07 (Section 4(2))                         282,377
           426,000    Three Pillars Funding, 5.28%, 4/23/07 (Section 4(2))                                                  424,625
           430,000    Victory Receivables Corp., 5.28%, 4/12/07 (Section 4(2))                                              429,306
           430,000    Whistlejacket Capital, Ltd., 5.27%, 4/3/07 (144A)                                                     429,874
------------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost $9,747,046)                                                                                  9,747,046
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 21.9%
         3,200,000    Goldman Sachs & Co., 5.50%
                        dated 3/30/07, maturing 4/2/07
                        to be repurchased at $3,201,467
                        collateralized by $3,241,705
                        in U.S. Government Agencies
                        0% - 6.00%, 5/8/07 - 4/7/23
                        with a value of $3,264,005
                        (cost $3,200,000)                                                                                 3,200,000
------------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 11.2%
           200,000    Anaheim California Housing Authority Multifamily Housing Revenue,
                      (Cobblestone), 5.42%, 3/15/33                                                                         200,000
           630,000    Arapahoe County, Colorado, Industrial Development Revenue,
                      (Cottrell), Series B, 5.44%, 10/1/19                                                                  630,000
           810,000    Medical Properties, Inc., North Dakota, (Dakota Clinic Project), 5.37%, 12/22/24                      810,000
------------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (cost $1,640,000)                                                                1,640,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $14,587,046) - 100%                                                                    $   14,587,046
------------------------------------------------------------------------------------------------------------------------------------


Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933, as amended.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of March 31, 2007.

     Money market portfolios may hold securities with stated maturities of greater than 397 days when those securities have features that allow a Portfolio to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Janus Aspen Small Company Value Portfolio


Schedule of Investments (unaudited)


Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.2%
Advanced Materials/Products - 1.8%
             5,720    Ceradyne, Inc.*                                                                                $      313,113
Applications Software - 1.0%
            10,786    Quest Software, Inc.*                                                                                 175,488
Building - Mobile Home and Manufactured Homes - 2.2%
             9,900    Thor Industries, Inc.                                                                                 389,961
Building - Residential and Commercial - 2.0%
            16,465    WCI Communities, Inc.*                                                                                351,363
Building and Construction - Miscellaneous - 1.5%
            10,117    Dycom Industries, Inc.*                                                                               263,649
Building Products - Lighting Fixtures - 1.4%
             3,602    Genlyte Group, Inc.*                                                                                  254,121
Chemicals - Diversified - 1.1%
             2,507    FMC Corp.                                                                                             189,103
Chemicals - Specialty - 1.2%
             4,265    Cabot Corp.                                                                                           203,568
Collectibles - 1.5%
             6,582    RC2 Corp.*                                                                                            265,847
Commercial Banks - 13.0%
             6,208    1st Source Corp.                                                                                      162,463
             5,784    BancFirst Corp.                                                                                       268,087
             5,831    Camden National Corp.                                                                                 253,065
             8,825    Community Bank System, Inc.                                                                           184,619
             4,950    East West Bancorp, Inc.                                                                               182,012
             1,240    First Citizens BancShares, Inc. - Class A                                                             249,240
             7,603    First Commonwealth Financial Corp.                                                                     89,335
             4,762    Omega Financial Corp.                                                                                 135,765
             2,833    Peoples Bancorp, Inc.                                                                                  74,820
             5,992    Simmons First National Corp. - Class A                                                                180,179
             5,904    TriCo Bancshares                                                                                      139,748
             4,656    UMB Financial Corp.                                                                                   175,811
             7,183    Washington Trust Bancorp, Inc.                                                                        192,576
                                                                                                                          2,287,720
Commercial Services - 2.2%
             8,761    Steiner Leisure, Ltd.*                                                                                394,070
Commercial Services - Finance - 2.1%
            11,335    Deluxe Corp.                                                                                          380,063
Computer Services - 0.7%
             2,696    CACI International, Inc.*                                                                             126,335
Computers - Voice Recognition - 0.8%
             4,020    TALX Corp.                                                                                            133,183
Consulting Services - 1.9%
            10,100    FTI Consulting, Inc.*                                                                                 339,259
Containers - Metal and Glass - 2.2%
            15,375    Owens-Illinois, Inc.*                                                                                 396,214
Diversified Operations - 0.5%
           241,259    Polytec Asset Holdings, Ltd.*,ss.                                                                      83,677
Electric - Integrated - 0.8%
             4,100    Otter Tail Corp.                                                                                      140,384
Electronic Components - Semiconductors - 5.3%
            10,210    International Rectifier Corp.*                                                                        390,124
            19,355    Microsemi Corp.*                                                                                      402,777
            16,101    MIPS Technologies, Inc.*                                                                              143,782
                                                                                                                            936,683
Electronic Measuring Instruments - 1.3%
             8,818    Trimble Navigation, Ltd.*                                                                             236,675
Finance - Consumer Loans - 2.2%
            16,320    Nelnet, Inc. - Class A                                                                                391,190
Food - Canned - 0.5%
             7,833    Del Monte Foods Co.                                                                                    89,923
Food - Diversified - 1.1%
             4,800    J & J Snack Foods Corp.                                                                               189,552
Food - Retail - 2.1%
             5,118    Ruddick Corp.                                                                                         153,949
             4,874    Weis Markets, Inc.                                                                                    217,868
                                                                                                                            371,817
Gas - Distribution - 1.1%
             2,972    Atmos Energy Corp.                                                                                     92,964
             3,907    Piedmont Natural Gas Company, Inc.                                                                    103,067
                                                                                                                            196,031
Internet Applications Software - 1.6%
            16,641    Interwoven, Inc.*                                                                                     281,233
Internet Infrastructure Equipment - 1.2%
             7,540    Avocent Corp.*                                                                                        203,354
Investment Management and Advisory Services - 1.0%
             3,748    National Financial Partners Corp.                                                                     175,819
Lasers - Systems and Components - 1.0%
             4,225    Cymer, Inc.*                                                                                          175,549
Machinery - Electrical - 1.4%
             5,375    Regal-Beloit Corp.                                                                                    249,293
Machinery - Farm - 0.9%
             6,930    Alamo Group, Inc.                                                                                     160,845
Machinery - General Industrial - 1.5%
            10,776    Applied Industrial Technologies, Inc.                                                                 264,335
Medical - HMO - 1.0%
             8,670    Centene Corp.*                                                                                        181,983
Medical Instruments - 1.9%
            11,612    CONMED Corp.*                                                                                         339,419
Medical Labs and Testing Services - 0.7%
             2,122    Covance, Inc.*                                                                                        125,919
Multi-Line Insurance - 2.2%
            11,595    American Financial Group, Inc.                                                                        394,694
Non-Ferrous Metals - 1.9%
             3,725    RTI International Metals, Inc.*                                                                       339,012
Oil - Field Services - 1.4%
             9,741    TETRA Technologies, Inc.*                                                                             240,700
Oil and Gas Drilling - 1.0%
             3,056    Atwood Oceanics, Inc.*                                                                                179,357
Oil Companies - Exploration and Production - 5.1%
            10,006    Forest Oil Corp.*                                                                                     333,899
             7,906    Mariner Energy, Inc.*                                                                                 151,242
             4,785    Plains Exploration & Production Co.*                                                                  215,995
             5,551    St. Mary Land & Exploration Co.                                                                       203,611
                                                                                                                            904,747
Real Estate Management/Services - 0.4%
             4,190    HFF, Inc.*                                                                                             62,850
Recreational Vehicles - 1.0%
             3,760    Polaris Industries, Inc.                                                                              180,405
REIT - Health Care - 1.7%
             9,475    Nationwide Health Properties, Inc.                                                                    296,189
REIT - Office Property - 4.1%
             1,695    Alexandria Real Estate Equities, Inc.                                                                 170,127
            13,410    Douglas Emmett, Inc.                                                                                  342,357
             2,900    Kilroy Realty Corp.                                                                                   213,875
                                                                                                                            726,359
REIT - Regional Malls - 2.0%
             6,015    Taubman Centers, Inc.                                                                                 348,810
REIT - Shopping Centers - 1.1%
             7,490    Acadia Realty Trust                                                                                   195,264
REIT - Warehouse and Industrial - 1.2%
             7,342    First Potomac Realty Trust                                                                            209,761
Rental Auto/Equipment - 1.6%
            10,095    United Rentals, Inc.*                                                                                 277,613
Savings/Loan/Thrifts - 1.4%
             2,918    First Defiance Financial Corp.                                                                         83,747
             6,183    Provident Financial Holdings, Inc.                                                                    170,156
                                                                                                                            253,903
Telecommunication Equipment - 2.4%
            30,059    Arris Group, Inc.*                                                                                    423,231
Telephone - Integrated - 1.9%
             6,055    Golden Telecom, Inc.                                                                                  335,326
Transportation - Equipment and Leasing - 1.3%
             4,710    GATX Corp.                                                                                            225,138
Water - 0.9%
             4,517    American States Water Co.                                                                             166,542
Wire and Cable Products - 1.9%
             6,239    Belden CDT, Inc.                                                                                      334,348

------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $14,228,962)                                                                                    17,350,987

------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.8%
           289,803    Janus Institutional Cash Management Fund, 5.37%                                                       289,803
            36,000    Janus Institutional Money Market Fund, 5.30%                                                           36,000

------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $325,803)                                                                                         325,803


------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $14,554,765) - 100%                                                                    $   17,676,790
====================================================================================================================================


                        Geographic Summary of Investments
                           March 31, 2007 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Cayman Islands                                          83,677              0.5%
United States***                                    17,593,113             99.5%
                             Total          $       17,676,790            100.0%
                                                    ==========            ======

*** Includes Short-Term Securities (97.7% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

REIT  Real Estate Investment Trust

*     Non-income-producing security.


ss. Schedule of Restricted and Illiquid Securities
    (as of March 31, 2007)

                                                                                                            Value as % of
                                                               Acquisition      Acquisition                  Investment
                                                                   Date             Cost          Value      Securities
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Small Company Value Portfolio
Polytec Asset Holdings, Ltd.                                      5/5/06       $  62,260      $  83,677          0.5%
==========================================================================================================================

The Portfolio has registration rights for certain restricted securities held as of March 31, 2007. The issuer incurs all registration costs.

Janus Aspen Worldwide Growth Portfolio

Schedule of Investments (unaudited)


Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 95.3%
Advertising Services - 0.7%
           681,825    WPP Group PLC                                                                                  $   10,331,292
Aerospace and Defense - 0.3%
           429,920    BAE Systems PLC                                                                                     3,891,674
Agricultural Chemicals - 2.9%
           128,855    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                             20,607,780
           109,148    Syngenta A.G.*                                                                                     20,883,768
                                                                                                                         41,491,548
Apparel Manufacturers - 1.0%
         1,073,810    Burberry Group PLC                                                                                 13,798,491
Applications Software - 0.9%
         2,642,880    Misys PLC                                                                                          12,416,860
Audio and Video Products - 1.1%
           305,700    Sony Corp.                                                                                         15,539,231
Automotive - Cars and Light Trucks - 1.8%
           301,175    BMW A.G.#                                                                                          17,794,748
           801,366    Nissan Motor Company, Ltd.                                                                          8,588,979
                                                                                                                         26,383,727
Broadcast Services and Programming - 1.5%
           641,525    Liberty Global, Inc. - Class A*                                                                    21,125,418
Building - Residential and Commercial - 4.3%
           498,155    Centex Corp.                                                                                       20,812,916
           475,740    Lennar Corp.                                                                                       20,080,985
           792,630    Pulte Homes, Inc.                                                                                  20,972,990
                                                                                                                         61,866,891
Casino Hotels - 0.5%
            83,910    Harrah's Entertainment, Inc.                                                                        7,086,200
Cellular Telecommunications - 1.7%
            82,300    Hikari Tsushin, Inc.                                                                                3,750,433
         7,601,213    Vodafone Group PLC                                                                                 20,268,106
                                                                                                                         24,018,539
Chemicals - Diversified - 1.3%
           308,800    Shin-Etsu Chemical Company, Ltd.                                                                   18,841,412
Computers - 4.8%
         3,072,285    Dell, Inc.*                                                                                        71,307,735
Computers - Memory Devices - 0.5%
           497,375    EMC Corp.*                                                                                          6,888,644
Distribution/Wholesale - 4.2%
         4,290,200    Esprit Holdings, Ltd.                                                                              50,322,753
         3,472,800    Li & Fung, Ltd.                                                                                    10,911,530
                                                                                                                         61,234,283
Diversified Minerals - 0.9%
           337,836    Companhia Vale do Rio Doce (ADR)                                                                   12,496,554
Diversified Operations - 3.7%
         1,683,185    Tyco International, Ltd. (U.S. Shares)                                                             53,104,487
E-Commerce/Products - 2.4%
           882,528    Amazon.com, Inc.*,#                                                                                35,115,789
E-Commerce/Services - 5.6%
           783,825    eBay, Inc.*                                                                                        25,983,799
         1,526,005    Expedia, Inc.*                                                                                     35,372,795
           551,800    IAC/InterActiveCorp*                                                                               20,808,378
                                                                                                                         82,164,972
Electronic Components - Miscellaneous - 2.2%
           825,019    Koninklijke (Royal) Philips Electronics N.V.                                                       31,508,961
Electronic Components - Semiconductors - 2.4%
         3,588,190    ARM Holdings PLC                                                                                    9,461,744
            16,965    Samsung Electronics Company, Ltd.                                                                  10,152,312
           482,945    Texas Instruments, Inc.                                                                            14,536,645
                                                                                                                         34,150,701
Energy - Alternate Sources - 0.2%
            93,290    Suntech Power Holdings Company, Ltd. (ADR)*                                                         3,228,767
Finance - Investment Bankers/Brokers - 6.4%
           362,854    Citigroup, Inc.                                                                                    18,628,924
           851,998    JP Morgan Chase & Co.                                                                              41,219,663
           984,000    Mitsubishi UFJ Securities Company, Ltd.                                                            11,239,511
           395,614    UBS A.G.#                                                                                          23,506,012
                                                                                                                         94,594,110
Finance - Mortgage Loan Banker - 1.3%
           118,300    Fannie Mae                                                                                          6,456,814
           334,832    Housing Development Finance Corporation, Ltd.                                                      11,707,757
                                                                                                                         18,164,571
Food - Retail - 0.5%
           105,368    Metro A.G.#                                                                                         7,468,476
Insurance Brokers - 3.9%
         1,434,092    Willis Group Holdings, Ltd.#                                                                       56,761,361
Investment Companies - 0.2%
           126,351    RHJ International*                                                                                  2,531,780
Medical - Drugs - 2.0%
           189,500    Merck & Company, Inc.                                                                               8,370,215
           294,185    Pfizer, Inc.                                                                                        7,431,113
            71,604    Roche Holding A.G.#                                                                                12,669,103
                                                                                                                         28,470,431
Medical - HMO - 2.1%
           138,840    Aetna, Inc.                                                                                         6,079,804
           110,350    Coventry Health Care, Inc.*                                                                         6,185,118
           335,415    UnitedHealth Group, Inc.                                                                           17,766,932
                                                                                                                         30,031,854
Multimedia - 0.9%
           392,265    Walt Disney Co.                                                                                    13,505,684
Networking Products - 2.0%
         1,106,475    Cisco Systems, Inc.*                                                                               28,248,307
Pharmacy Services - 2.6%
           526,740    Medco Health Solutions, Inc.*                                                                      38,204,452
Property and Casualty Insurance - 2.5%
           964,900    Millea Holdings, Inc.                                                                              35,700,645
Real Estate Management/Services - 1.0%
           446,000    Mitsubishi Estate Company, Ltd.                                                                    14,647,149
Real Estate Operating/Development - 1.1%
         3,087,000    CapitaLand, Ltd.                                                                                   16,277,889
Reinsurance - 2.5%
             9,938    Berkshire Hathaway, Inc. - Class B*                                                                36,174,320
Retail - Apparel and Shoe - 1.8%
           417,094    Industria de Diseno Textil S.A.                                                                    25,925,251
Retail - Consumer Electronics - 1.1%
           171,320    Yamada Denki Company, Ltd.                                                                         15,963,116
Retail - Drug Store - 1.5%
           629,805    CVS/Caremark Corp.                                                                                 21,501,543
Schools - 0.4%
           123,080    Apollo Group, Inc. - Class A*                                                                       5,403,212
Semiconductor Components/Integrated Circuits - 1.1%
           953,720    Marvell Technology Group, Ltd.*                                                                    16,032,033
Semiconductor Equipment - 0.5%
           279,540    ASML Holding N.V.*,#                                                                                6,904,573

Soap and Cleaning Preparations - 1.3%
           358,629    Reckitt Benckiser PLC                                                                              18,673,521
Telecommunication Equipment - Fiber Optics - 0.5%
           319,840    Corning, Inc.*                                                                                      7,273,162
Telephone - Integrated - 1.6%
         1,184,230    Sprint Nextel Corp.                                                                                22,453,001
Television - 5.1%
         6,783,900    British Sky Broadcasting Group PLC                                                                 75,292,118
Transportation - Services - 0.9%
           188,765    United Parcel Service, Inc. - Class B                                                              13,232,427
Web Portals/Internet Service Providers - 4.0%
         1,862,665    Yahoo!, Inc.*                                                                                      58,282,788
Wireless Equipment - 1.6%
         1,005,940    Nokia Oyj                                                                                          23,153,323

------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,098,450,924)                                                                              1,378,863,273

------------------------------------------------------------------------------------------------------------------------------------
Money Market - 0.2%
         3,337,000    Janus Institutional Money Market Fund, 5.30% (cost $3,337,000)                                      3,337,000

------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 4.5%
         2,570,090    Foreign Bonds++                                                                                     2,570,090
        62,881,158    State Street Navigator Securities Lending
                         Prime Portfolio++                                                                               62,881,158

------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $65,451,248)                                                                                65,451,248


------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,167,239,172) - 100%                                                                 $1,447,651,521
====================================================================================================================================

                        Geographic Summary of Investments
                           March 31, 2007 (unaudited)

Country                                           Value         % of Investment
                                                                     Securities
--------------------------------------------------------------------------------
Belgium                                    $     2,531,780                  0.2%
Bermuda                                        187,132,164                 12.9
Brazil                                          12,496,554                  0.9
Canada                                          20,607,780                  1.4
Cayman Islands                                   3,228,767                  0.2
Finland                                         23,153,323                  1.6
Germany                                         25,263,224                  1.8
India                                           11,707,757                  0.8
Japan                                          124,270,476                  8.6
Netherlands                                     38,413,534                  2.7
Singapore                                       16,277,889                  1.1
South Korea                                     10,152,312                  0.7
Spain                                           25,925,251                  1.8
Switzerland                                     57,058,883                  3.9
United Kingdom                                 164,133,806                 11.3
United States***                               725,298,021                 50.1
--------------------------------------------------------------------------------
                              Total        $ 1,447,651,521               100.0%
                                             =============               =======

*** Includes Short-Term Securities and Other Securities (45.4% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR           American Depositary Receipt

PLC           Public Limited Company

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of March 31, 2007.

++ The security is purchased with the cash collateral received from securities on loan.

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for Janus Aspen Balanced Portfolio, Janus Aspen Flexible Bond Portfolio, Janus Aspen Foreign Stock Portfolio, Janus Aspen Forty Portfolio, Janus Aspen Fundamental Equity Portfolio, Janus Aspen Global Life Sciences Portfolio, Janus Aspen Global Technology Portfolio, Janus Aspen Growth and Income Portfolio, Janus Aspen INTECH Risk-Managed Core Portfolio Janus Aspen INTECH Risk-Managed Growth Portfolio, Janus Aspen International Growth Portfolio, Janus Aspen Large Cap Growth Portfolio, Janus Aspen Mid Cap Growth Portfolio, Janus Aspen Mid Cap Value Portfolio, Janus Aspen Money Market Portfolio, Janus Aspen Small Company Value Portfolio and Janus Aspen Worldwide Growth Portfolio (collectively the "Portfolios" and individually a "Portfolio"). The Portfolios are part of Janus Aspen Series (the "Trust").

Investment Valuation

Securities are valued at the last sale price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolios' Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Investments held by Janus Aspen Money Market Portfolio are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act") and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Portfolios are identified between the closing of their principal markets and the time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Portfolios' Trustees. The Portfolios may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE.

Repurchase Agreements

Repurchase agreements held by a Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Lending

Under procedures adopted by the Trustees, the Portfolios may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Portfolios may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital Management LLC ("Janus Capital") makes efforts to balance the benefits and risks from granting such loans.

The Portfolios do not have the right to vote on securities while they are being lent; however, the Portfolios may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds or other money market accounts or such other collateral permitted by the Securities and Exchange Commission ("SEC"). Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

State Street Bank and Trust Company (the "Lending Agent") may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts, mutually agreed to by the Portfolios and the Lending Agent, that comply with Rule 2a-7 of the 1940 Act relating to money market funds.

As of March 31, 2007, the following Portfolios had on loan securities valued as indicated:

  ----------------------------------------------- ------------------------
                                                          Value at
    Portfolio                                          March 31, 2007
  ----------------------------------------------- ------------------------
  Janus Aspen Balanced Portfolio                       $452,897,017
  ----------------------------------------------- ------------------------
  Janus Aspen Flexible Bond Portfolio                   20,857,188
  ----------------------------------------------- ------------------------
  Janus Aspen Forty Portfolio                           36,329,431
  ----------------------------------------------- ------------------------
  Janus Aspen Global Technology Portfolio               14,476,082
  ----------------------------------------------- ------------------------
  Janus Aspen Growth and Income Portfolio                5,674,990
  ----------------------------------------------- ------------------------
  Janus Aspen International Growth Portfolio            148,825,741
  ----------------------------------------------- ------------------------
  Janus Aspen Large Cap Growth Portfolio                24,350,998
  ----------------------------------------------- ------------------------
  Janus Aspen Mid Cap Growth Portfolio                  111,048,386
  ----------------------------------------------- ------------------------
  Janus Aspen Worldwide Growth Portfolio                62,975,571
  ----------------------------------------------- ------------------------

As of March 31, 2007, the following Portfolios received cash collateral for securities lending activity as indicated:

------------------------------------------------- -------------------------
                                                       Cash Collateral at
  Portfolio                                              March 31, 2007
------------------------------------------------- -------------------------
Janus Aspen Balanced Portfolio                           $464,086,514
------------------------------------------------- -------------------------
Janus Aspen Flexible Bond Portfolio                       21,285,534
------------------------------------------------- -------------------------
Janus Aspen Forty Portfolio                               37,122,210
------------------------------------------------- -------------------------
Janus Aspen Global Technology Portfolio                   14,806,701
------------------------------------------------- -------------------------
Janus Aspen Growth and Income Portfolio                    5,865,091
------------------------------------------------- -------------------------
Janus Aspen International Growth Portfolio                155,687,962
------------------------------------------------- -------------------------
Janus Aspen Large Cap Growth Portfolio                    25,606,465
------------------------------------------------- -------------------------
Janus Aspen Mid Cap Growth Portfolio                      113,651,832
------------------------------------------------- -------------------------
Janus Aspen Worldwide Growth Portfolio                    65,451,248
------------------------------------------------- -------------------------

As of March 31, 2007, all cash collateral received by the Portfolios was invested in the State Street Navigator Securities Lending Prime Portfolio except for Janus Aspen Balanced Portfolio, Janus Aspen Large Cap Growth Portfolio and Janus Aspen Worldwide Growth Portfolio, which also invested $673, $6,626,066 and $2,570,090, respectively, of the cash collateral in foreign bonds. Additionally, Janus Aspen Mid Cap Growth invested $3,402,920 of the cash collateral in U.S. treasury notes.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the respective securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this daily marked-to-market evaluation.

During the quarter ended March 31, 2007, there were no such securities lending agreements for Janus Aspen Foreign Stock Portfolio, Janus Aspen Fundamental Equity Portfolio, Janus Aspen Global Life Sciences Portfolio, Janus Aspen INTECH Risk-Managed Core Portfolio, Janus Aspen INTECH Risk-Managed Growth Portfolio, Janus Aspen Mid Cap Value Portfolio, Janus Aspen Money Market Portfolio and Janus Aspen Small Company Value Portfolio.

Futures Contracts

The Portfolios, except Janus Aspen Money Market Portfolio, may enter into futures contracts. The Portfolios intend to use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Portfolios' custodian. As of March 31, 2007, Janus Aspen Flexible Bond Portfolio was invested in futures contracts.

Forward Currency Transactions

The Portfolios except Janus Aspen INTECH Risk-Managed Core Portfolio, Janus Aspen INTECH Risk-Managed Growth Portfolio and Janus Aspen Money Market Portfolio, may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

Forward currency contracts held by the Portfolios are fully collateralized by other securities, which are denoted in the Schedule of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Foreign Currency Translations

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at March 31, 2007. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities held at March 31, 2007, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Short Sales

The Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio and Janus Aspen INTECH Risk-Managed Growth Portfolio, may engage in "short sales against the box." Short sales against the box involves selling either a security that the Portfolio owns, or a security equivalent in kind and amount to the security sold short that the Portfolios have the right to obtain, for delivery at a specified date in the future. The Portfolios may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, the Portfolios lose the opportunity to participate in the gain.

     All Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio, Janus Aspen INTECH Risk-Managed Growth Portfolio and the Janus Aspen Money Market Portfolio, may also engage in "naked" (uncovered) short sales. Naked short sales involve a Portfolio selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Portfolio must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Portfolio sold the security short and the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the replacement cost of the borrowed security. To borrow the security, the Portfolios may also be required to pay a premium, which would increase the cost of the security sold. There is no assurance that the Portfolio will be able to close out a short position at any particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. There is no limit on the size of any loss that the Portfolio may recognize upon termination of a short sale. Short sales held by the Portfolio are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments (if applicable). Bank Loans

Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment or participation interest in loans originated by a bank or financial institution (the "Lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which the Portfolio invests generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR").

The Portfolios may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Portfolios may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Portfolios utilize an independent third party to value individual bank loans on a daily basis.

The average monthly value of investments outstanding under bank loan arrangements during the quarter ended March 31, 2007 are indicated in the table below:


-------------------------------------- ----------------------------- --------------------------
Portfolio                              Average Monthly Value          Rates
-------------------------------------- ----------------------------- --------------------------
Janus Aspen Balanced Portfolio         $18,064,927                    1.75%-8.11380%
-------------------------------------- ----------------------------- --------------------------
Janus Aspen Flexible Bond Portfolio    6,670,169                      5.20%-8.37531%
-------------------------------------- ----------------------------- --------------------------

Mortgage Dollar Rolls

Janus Aspen Flexible Bond Portfolio may enter into "mortgage dollar rolls." In a "mortgage dollar roll" transaction, the Portfolio sells a mortgage-related security (such as a Government National Mortgage Association ("GNMA") security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. The Portfolio will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income.

The Portfolio's obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the securities subject to repurchase by the Portfolio, maintained in a segregated account. To the extent that the Portfolio collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on the Portfolio's ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Portfolio is required to purchase may decline below the agreed upon repurchase price.

Janus Aspen Flexible Bond Portfolio did not participate in mortgage dollar rolls during the quarter ended March 31, 2007.

Securities Traded on a To-Be-Announced Basis

Janus Aspen Flexible Bond Portfolio may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA, Federal National Mortgage Association ("FNMA") and/or Federal Home Loan Mortgage Corporation ("FHLMC") transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days later. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. Government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At March 31, 2007, Janus Aspen Flexible Bond Fund held a TBA security sold short with a cost of $1,413,226. In addition, Janus Aspen Flexible Bond Fund also held a TBA security with a cost of $1,409,531.


Additional Investment Risk

The Portfolios, particularly Janus Aspen Flexible Bond Portfolio, may be invested in lower- rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer. Janus Aspen INTECH Risk-Managed Core Portfolio and Janus Aspen INTECH Risk-Managed Growth Portfolio do not intend to invest in high-yield/high-risk bonds.

Options Contracts

The Portfolios, except for Janus Aspen Money Market Portfolio, may purchase or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Portfolios generally invest in options to hedge against adverse movements in the value of portfolio holdings. Janus Aspen Risk-Managed Core Portfolio and Janus Aspen Risk-Managed Growth Portfolio may use options contracts to gain exposure to the stock market for the pending investment of cash balances or to meet liquidity needs.

When an option is written, the Portfolios receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Portfolios bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Portfolios could result in the Portfolios buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

The risk in writing a call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Portfolios' hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. Written option activity for the quarter ended March 31, 2007 is indicated in the tables below.

                                                         Number
                                                       of Options     Premiums
Call Options                                            Contracts     Received
--------------------------------------------------------------------------------
Janus Aspen Fundamental Equity Portfolio
Options outstanding at December 31, 2006                       --            --
Options written                                                23    $    9,247
Options closed                                                (23)      ($9,247)
Options expired                                                --            --
Options exercised                                              --            --
--------------------------------------------------------------------------------
Options outstanding at March 31, 2007                          --    $       --
--------------------------------------------------------------------------------

                                                         Number
                                                           of
                                                         Options      Premiums
Put Options                                             Contracts     Received
--------------------------------------------------------------------------------
Janus Aspen Fundamental Equity Portfolio
Options outstanding at December 31, 2006                       14    $    2,030
Options written                                                --            --
Options closed                                                (14)      ($2,030)
Options expired                                                --            --
Options exercised                                                            --
--------------------------------------------------------------------------------

Options outstanding at March 31, 2007                          --    $       --
--------------------------------------------------------------------------------


                                                       Number of
                                                        Options       Premiums
Call Options                                           Contracts      Received
--------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio
Options outstanding at December 31, 2006                      785    $  112,297
Options written during period                               1,560       473,959
Options closed during period                                 (865)     (155,256)
Options expired during period                                  --            --
Options exercised during period                                --            --
--------------------------------------------------------------------------------
Options outstanding at March 31, 2007                       1,480    $  431,000
--------------------------------------------------------------------------------

                                                       Number of
                                                        Options       Premiums
Put Options                                            Contracts      Received
--------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio
Options outstanding at December 31, 2006                       50    $   14,200
Options written during period                                  --            --
Options closed during period                                  (50)      (14,200)
Options expired during period                                  --            --
Options exercised during period                                --            --
--------------------------------------------------------------------------------
Options outstanding at March 31, 2007                          --    $       --
--------------------------------------------------------------------------------

                                                       Number of
                                                        Options       Premiums
Call Options                                           Contracts      Received
--------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio
Options outstanding at December 31, 2006                       --    $       --
Options written during period                                  20         8,041
Options closed during period                                  (20)       (8,041)
Options expired during period                                  --            --
Options exercised during period                                --            --
--------------------------------------------------------------------------------
Options outstanding at March 31, 2007                          --    $       --
--------------------------------------------------------------------------------

                                                       Number of
                                                        Options       Premiums
Put Options                                            Contracts      Received
--------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio
Options outstanding at December 31, 2006                      116    $   16,824
Options written during period                                  --            --
Options closed during period                                 (116)      (16,824)
Options expired during period                                  --            --
Options exercised during period                                --            --
--------------------------------------------------------------------------------
Options outstanding at March 31, 2007                          --    $       --
--------------------------------------------------------------------------------

                                                       Number of
                                                        Options       Premiums
Call Options                                           Contracts      Received
--------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio
Options outstanding at December 31, 2006                    2,339    $  134,199
Options written                                             1,091        56,555
Options closed                                               (169)      (40,897)
Options expired                                            (3,018)     (103,233)
Options exercised                                              --            --
--------------------------------------------------------------------------------
Options outstanding at March 31, 2007                         243    $   46,624
--------------------------------------------------------------------------------

                                                       Number of
                                                        Options       Premiums
Put Options                                            Contracts      Received
--------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio
Options outstanding at December 31, 2006                    1,391    $   57,032
Options written                                               943        25,411
Options closed                                                 --            --
Options expired                                            (2,334)      (82,443)
Options exercised                                              --            --
--------------------------------------------------------------------------------
Options outstanding at March 31, 2007                          --    $       --
--------------------------------------------------------------------------------

                                                       Number of
                                                        Options       Premiums
Call Options                                           Contracts      Received
--------------------------------------------------------------------------------
Janus Aspen Mid Cap Value Portfolio
Options outstanding at December 31, 2006                       --            --
Options written                                                68    $   13,783
Options closed                                                 --            --
Options expired                                                --            --
Options exercised                                              --            --
--------------------------------------------------------------------------------
Options outstanding at March 31, 2007                          68    $   13,783
--------------------------------------------------------------------------------

Interfund Lending

Pursuant to an exemptive order received from the SEC, each of the Portfolios may be party to an interfund lending agreement between the Portfolio and other Janus Capital sponsored mutual funds, which permit it to borrow or lend cash at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Portfolio's total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured. During the quarter ended March 31, 2007, there were no outstanding borrowing or lending arrangements for the Portfolios.

Money Market Investments

The Portfolios may invest in money market funds, including funds managed by Janus Capital. During the period ended March 31, 2007, the following Portfolios had the following affiliated purchases and sales


                                                            Purchases       Sales          Dividend         Value
                                                           Shares/Cost    Shares/Cost       Income       at 3/31/07
--------------------------------------------------------------------------------------------------------------------
Janus Institutional Cash Management Fund
Janus Aspen Balanced Portfolio                             $ 32,041,984   $  9,079,681   $     76,405   $ 22,962,303
Janus Aspen Flexible Bond Portfolio                           8,619,310      6,083,564         14,530      2,535,746
Janus Aspen Foreign Stock Portfolio                             600,783        228,842          1,947        371,941
Janus Aspen Forty Portfolio                                  14,361,632     10,893,632         14,374      3,468,000
Janus Aspen Fundamental Equity Portfolio                        142,500             --            409        142,500
Janus Aspen Global Life Sciences Portfolio                    1,026,544        553,393          1,219        473,151
Janus Aspen Global Technology Portfolio                       3,470,395      2,288,395          1,978      1,182,000
Janus Aspen Growth and Income Portfolio                       2,316,693      1,679,658          4,950        637,035
Janus Aspen INTECH Risk-Managed Core Portfolio                   48,502         10,502             87         38,000
Janus Aspen INTECH Risk-Managed Growth Portfolio                 54,396          8,444            226         45,952
Janus Aspen International Growth Portfolio                   17,527,500     12,765,216         31,038      4,762,284
Janus Aspen Large Cap Growth Portfolio                        1,134,500        718,500            463        416,000
Janus Aspen Mid Cap Growth Portfolio                          2,702,125      1,413,125          2,127      1,289,000
Janus Aspen Mid Cap Value Portfolio                             940,543             --          4,135        940,543
Janus Aspen Small Company Value Portfolio                       393,795        103,992          1,531        289,803
Janus Aspen Worldwide Growth Portfolio                       19,151,986     15,814,986         29,187      3,337,000
--------------------------------------------------------------------------------------------------------------------
                                                           $104,533,188   $ 61,641,930   $    184,606   $ 42,891,258
--------------------------------------------------------------------------------------------------------------------

Janus Institutional Cash Reserves Fund
Janus Aspen Balanced Portfolio                             $ 14,329,197   $ 16,240,697   $     27,042   $         --
Janus Aspen Flexible Bond Portfolio                           9,389,098     11,022,125         16,367             --
Janus Aspen Foreign Stock Portfolio                              61,051        707,038          4,599             --
Janus Aspen Forty Portfolio                                  14,952,451     14,952,451         84,204             --
Janus Aspen Fundamental Equity Portfolio                        116,033        253,633            337             --
Janus Aspen Global Life Sciences Portfolio                      567,081        592,540            410             --
Janus Aspen Global Technology Portfolio                       2,324,111      5,573,468         15,995             --
Janus Aspen Growth and Income Portfolio                         662,684        722,684          1,458             --
Janus Aspen INTECH Risk-Managed Core Portfolio                  160,600        160,600             93             --
Janus Aspen INTECH Risk-Managed Growth Portfolio                 59,936         68,436            263             --
Janus Aspen International Growth Portfolio                    9,051,852     11,124,852         10,577             --
Janus Aspen Large Cap Growth Portfolio                        1,322,400      1,322,400            191             --
Janus Aspen Mid Cap Growth Portfolio                          2,928,174      6,126,003          9,463             --
Janus Aspen Mid Cap Value Portfolio                             653,863      1,182,463          2,914             --
Janus Aspen Small Company Value Portfolio                       245,997        317,471          1,882             --
Janus Aspen Worldwide Growth Portfolio                        6,285,126     16,169,020         79,597             --
--------------------------------------------------------------------------------------------------------------------
                                                           $ 63,109,654   $ 86,535,881   $    255,392   $         --
--------------------------------------------------------------------------------------------------------------------

Janus Institutional Money Market Fund
Janus Aspen Balanced Portfolio                             $ 48,891,319   $ 38,562,319   $     54,342   $ 10,329,000
Janus Aspen Flexible Bond Portfolio                          17,185,436     14,672,436          8,791      2,513,000
Janus Aspen Foreign Stock Portfolio                             566,158        537,158            188         29,000
Janus Aspen Forty Portfolio                                  11,008,000      5,651,000         11,102      5,357,000
Janus Aspen Fundamental Equity Portfolio                        814,590        586,090          1,078        228,500
Janus Aspen Global Life Sciences Portfolio                    1,127,607        811,607          1,179        316,000
Janus Aspen Global Technology Portfolio                       1,690,000      1,690,000            976             --
Janus Aspen Growth and Income Portfolio                       4,790,342      4,790,342          3,299             --
Janus Aspen INTECH Risk-Managed Core Portfolio                  387,784        304,784            271         83,000
Janus Aspen INTECH Risk-Managed Growth Portfolio                 98,556         35,556             68         63,000
Janus Aspen International Growth Portfolio                   75,050,784     66,108,784         58,711      8,942,000
Janus Aspen Large Cap Growth Portfolio                        6,860,934      5,591,934          5,389      1,269,000
Janus Aspen Mid Cap Growth Portfolio                         32,443,669     26,098,669         24,993      6,345,000
Janus Aspen Mid Cap Value Portfolio                           5,798,278      5,489,000         13,310        309,278
Janus Aspen Small Company Value Portfolio                       448,008        412,008            702         36,000
Janus Aspen Worldwide Growth Portfolio                        9,561,698      9,561,698          5,001             --
--------------------------------------------------------------------------------------------------------------------
                                                           $216,723,163   $180,903,385   $    189,400   $ 35,819,778
--------------------------------------------------------------------------------------------------------------------

Janus Money Market Fund
Janus Aspen Balanced Portfolio                             $ 49,845,605   $ 57,407,105   $     74,660   $         --
Janus Aspen Flexible Bond Portfolio                          16,617,996     23,282,996         21,258             --
Janus Aspen Foreign Stock Portfolio                              80,500         80,500            162             --
Janus Aspen Forty Portfolio                                  49,436,923     55,391,923        180,614             --
Janus Aspen Fundamental Equity Portfolio                        647,215        762,615            586             --
Janus Aspen Global Life Sciences Portfolio                      748,000        748,000            268             --
Janus Aspen Global Technology Portfolio                       8,356,344     16,887,024         26,490             --
Janus Aspen Growth and Income Portfolio                       6,598,068      8,616,752         13,959             --
Janus Aspen INTECH Risk-Managed Core Portfolio                  503,400        503,400            464             --
Janus Aspen INTECH Risk-Managed Growth Portfolio                 72,626        119,252            301             --
Janus Aspen International Growth Portfolio                  112,507,260    121,396,260         87,024             --
Janus Aspen Large Cap Growth Portfolio                        5,420,633      6,860,633          3,696             --
Janus Aspen Mid Cap Growth Portfolio                         26,411,500     26,411,500         20,072             --
Janus Aspen Mid Cap Value Portfolio                           3,566,713      9,720,417         31,814             --
Janus Aspen Small Company Value Portfolio                       735,254        735,254            794             --
Janus Aspen Worldwide Growth Portfolio                       54,609,081     54,609,081         51,699             --
--------------------------------------------------------------------------------------------------------------------
                                                           $336,157,118   $383,532,712   $    513,861   $         --
--------------------------------------------------------------------------------------------------------------------


Federal Income Tax

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of March 31, 2007, the Portfolios' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:


                                                                                                                        Net
                                                             Federal Tax       Unrealized        Unrealized        Appreciation/
                      Portfolio                                 Cost          Appreciation     (Depreciation)     (Depreciation)
--------------------------------------------------------   ---------------   ---------------   ---------------    ---------------
Janus Aspen Balanced Portfolio                             $ 2,131,577,631   $   300,240,977   $   (25,485,707)   $   274,755,270
--------------------------------------------------------   ---------------   ---------------   ---------------    ---------------
Janus Aspen Flexible Bond Portfolio                            311,459,409         2,113,286        (2,235,465)          (122,179)
--------------------------------------------------------   ---------------   ---------------   ---------------    ---------------
Janus Aspen Foreign Stock Portfolio                             12,788,239         7,175,480           (62,859)         7,112,621
--------------------------------------------------------   ---------------   ---------------   ---------------    ---------------
Janus Aspen Forty Portfolio                                    655,621,362       278,280,873        (7,716,263)       270,564,610
--------------------------------------------------------   ---------------   ---------------   ---------------    ---------------
Janus Aspen Fundamental Equity Portfolio                        12,516,575         2,758,244          (420,056)         2,338,188
--------------------------------------------------------   ---------------   ---------------   ---------------    ---------------
Janus Aspen Global Life Sciences Portfolio                      24,000,946         6,741,639          (658,856)         6,082,783
--------------------------------------------------------   ---------------   ---------------   ---------------    ---------------
Janus Aspen Global Technology Portfolio                        136,524,882        36,075,385        (3,984,640)        32,090,745
--------------------------------------------------------   ---------------   ---------------   ---------------    ---------------
Janus Aspen Growth and Income Portfolio                         73,966,360        14,109,955        (2,385,286)        11,724,669
--------------------------------------------------------   ---------------   ---------------   ---------------    ---------------
Janus Aspen INTECH Risk-Managed Core Portfolio                  14,122,207         2,138,927           (83,819)         2,055,108
--------------------------------------------------------   ---------------   ---------------   ---------------    ---------------
Janus Aspen INTECH Risk-Managed Growth Portfolio                 9,280,908         1,404,897          (121,073)         1,283,824
--------------------------------------------------------   ---------------   ---------------   ---------------    ---------------
Janus Aspen International Growth Portfolio                   1,871,035,094       661,171,208       (58,581,950)       602,589,258
--------------------------------------------------------   ---------------   ---------------   ---------------    ---------------
Janus Aspen Large Cap Growth Portfolio                         655,781,180       197,651,545       (10,932,432)       186,719,113
--------------------------------------------------------   ---------------   ---------------   ---------------    ---------------
Janus Aspen Mid Cap Growth Portfolio                           635,256,081       279,628,705       (10,217,093)       269,411,612
--------------------------------------------------------   ---------------   ---------------   ---------------    ---------------
Janus Aspen Mid Cap Value Portfolio                             71,852,562        11,988,786        (1,206,759)        10,782,027
--------------------------------------------------------   ---------------   ---------------   ---------------    ---------------
Janus Aspen Money Market Portfolio                              14,587,046                --                --                 --
--------------------------------------------------------   ---------------   ---------------   ---------------    ---------------
Janus Aspen Small Company Value Portfolio                       14,578,876         3,363,600          (265,686)         3,097,914
--------------------------------------------------------   ---------------   ---------------   ---------------    ---------------
Janus Aspen Worldwide Growth Portfolio                       1,178,696,468       310,277,510       (41,322,457)       268,955,053
--------------------------------------------------------   ---------------   ---------------   ---------------    ---------------

When-issued Securities

The Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios may hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price. As of March 31, 2007, no Portfolios were invested in when-issued securities.

Equity-Linked Structured Notes

The Portfolios may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Initial Public Offerings

The Portfolios, except Janus Aspen Money Market Portfolio, may invest in initial public offerings ("IPOs"). IPOs and other types of investments may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.

Restricted Security Transactions

Restricted securities held by the Portfolios may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolios to sell a security at a fair price and may substantially delay the sale of the security which the Portfolios seek to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

--------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

     Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Janus Aspen Series

By:     _/s/ Andrew J. Iseman_________
        Andrew J. Iseman,
        President and Chief Executive Officer of Janus Aspen Series (Principal Executive Officer)

Date: April 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Andrew J. Iseman_________
        Andrew J. Iseman,
        President and Chief Executive Officer of Janus Aspen Series (Principal Executive Officer)

Date: April 30, 2007

By:     _/s/ Jesper Nergaard________
        Jesper Nergaard,
        Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Aspen Series
        (Principal Accounting Officer and Principal Financial Officer)

Date: April 30, 2007